Registration Number 33-60442

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-effective Amendment No. 14
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 32

              AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                          (Exact Name of Registrant)

                      AMERICAN NATIONAL INSURANCE COMPANY
                           (Exact Name of Depositor)
                                One Moody Plaza
                            Galveston, Texas  77550
             (Address of Depositor's Principal Executive Offices)
                                (409) 763-4661
              (Depositor's Telephone Number, including Area Code)
       Rex Hemme                                   Jerry L. Adams
  Vice President, Actuary                       Greer, Herz & Adams, L.L.P.
American National Insurance Company  With copy to:   One Moody Plaza
        One Moody Plaza              ------------  Galveston, Texas  77550
    Galveston, Texas 77550
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):
[ ]      immediately upon filing pursuant to paragraph (b) of Rule 485
[x]      on May 1, 2003 pursuant to paragraph (b) of Rule 485
[ ]      60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ]      on (date) pursuant to paragraph (a)(i) of Rule 485
[ ]      75 days after filing pursuant to paragraph (a)(ii) of rule 485
[ ]      on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Variable Annuity Contracts

INVESTRAC GOLD Variable Annuity Contracts Issued by American National Insurance Company Home Office One Moody Plaza Galveston TX 77550-7999 Prospectus May 1, 2003 1-800-306-2959 This prospectus describes o flexible purchase payment deferred annuity contracts o a single purchase payment immediate annuity contract
You can allocate your contract value to American National Variable Annuity Separate Account, which reflects the investment performance of the following eligible portfolios selected by you, and of our Fixed Account which earns a guaranteed minimum rate. At this time, you can allocate your contract value to the following mutual fund portfolios:

American National Fund o Money Market Portfolio o Growth Portfolio o Balanced Portfolio o Equity Income Portfolio o High Yield Bond Portfolio o International Stock Portfolio o Small-Cap/Mid-Cap Portfolio o Government Bond Portfolio

T. Rowe Price Funds
o  Equity Income Portfolio
o  Mid-Cap Growth Portfolio
o  International Stock Portfolio

Fidelity Investments Funds Service Class 2 o VIP Money Market Portfolio o VIP Equity-Income Portfolio o VIP High Income Portfolio o VIP Growth Portfolio o VIP Overseas Portfolio o VIP Contrafund Portfolio o VIP Asset Manager: Growth Portfolio o VIP Investment Grade Bond Portfolio o VIP Asset Manager Portfolio o VIP Index 500 Portfolio o VIP Balanced Portfolio o VIP Growth and Income Portfolio o VIP Mid Cap Portfolio o VIP Growth Opportunities Portfolio

This prospectus contains information that you should know before purchasing a contract. Additional information about the contracts is contained in a Statement of Additional Information ("SAI") filed with the Securities and Exchange Commission ("SEC"), which is incorporated by reference into this prospectus. You may obtain a free copy of the SAI, which is dated the same date as this prospectus, by writing or calling us at our home office. The table of contents of the SAI is on page 48 of this prospectus. The SEC maintains an internet web site (http://www.sec.gov) that contains material incorporated by reference into this prospectus, SAI and other information regarding companies that file electronically with the SEC.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. Interests in the Contracts are not deposits or obligations of, or guaranteed or endorsed by any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contracts involve investment risk, including possible loss of principal. For a full description of the American National Fund, T. Rowe Price Funds and Fidelity Investments Funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation, see their prospectuses.
                            Please read this prospectus carefully and keep
it for future reference.

Form 5774                                                              Rev. 5-03

                              This page left blank intentionally for purposes of
print pagination.

Table of Contents

                                                                            Page
Glossary...................................................................... 5
Introduction.................................................................. 7
   What is the Purpose of the Contracts?...................................... 7
   What are my Investment Options?............................................ 7
   How Do I Purchase a Contract?.............................................. 7
   How Do I Allocate Purchase Payments?....................................... 8
   Can I Transfer Amounts Between the Investment Alternatives?................ 8
   Market Timing.............................................................. 8
   What are the Death Benefits Under the Contracts?........................... 9
   Can I Get My Money If I Need It?.......................................... 9
   How Can I Receive Annuity Payments?...................................... 10
   What are the Charges and Deductions Under the Contract?................... 10
   What are the Tax Consequences Associated with the Contract?............... 10
   If I Have Questions, Where Can I Go?...................................... 10
Contractowner Transaction Expenses............................................11
 Expenses Before the Annuity Date.............................................11
   Sales Load as a Percentage of Purchase Payments ...........................11
   Deferred Sales Load ("Surrender Charge").................................11
   Expenses During the Annuity Period.........................................12
Accumulation Unit Values.....................................................14
Contracts.....................................................................17
   Types of Contracts........................................................17
   Contract Application and Purchase Payments.................................17
   Allocation of Purchase Payments............................................18
   Crediting of Accumulation Units............................................18
   Allocation of Charges and Other Deductions to the Subaccounts
   and the Fixed Account......................................................18
   Determining Accumulation Unit Values.......................................18
   Transfers Before Annuity Date..............................................19
Charges and Deductions........................................................20
 Deduction of Fees............................................................22
 Charges and Deductions Before Annuity Date...................................20
   Charges and Deductions During the Annuity Period...........................22
   Exceptions to Charges......................................................22
Distributions Under the Contract..............................................23
 Distributions Before the Annuity Date.......................................23
   Surrenders.................................................................23
   Systematic Withdrawal Program..............................................23
   Policy Loans in Qualified Deferred Annuity Contracts.......................24
   Death Benefit Before Annuity Date..........................................26
   Distributions During the Annuity Period....................................28
   Election of Annuity Date and Form of Annuity...............................28
   Allocation of Benefits.....................................................28
   Annuity Options............................................................29
                                                                            Page
   Value of Variable Annuity Payments: Assumed Investment Rates...............30
   Annuity Provisions.........................................................30
The Company, Separate Account, Funds, and Fixed Account                       32
   American National Insurance Company.......................................32
   The Separate Account.......................................................32
   The Funds..................................................................33
   Changes in Investment Options..............................................37
Fixed Account.................................................................38
Federal Tax Matters...........................................................39
   Introduction...............................................................39
   Tax Status of the Contracts................................................39
   Taxation of Annuities in General...........................................39
   Withdrawals................................................................39
   Penalty Tax................................................................40
   Annuity Payments...........................................................40
   Taxation of Death Benefit Proceeds.........................................40
   Transfers or Assignments of a Contract.....................................41
   Required Distributions....................................................41
   Withholding...............................................................41
   Multiple Contracts.........................................................41
   Exchanges..................................................................41
   Taxation of Qualified Contracts............................................41
   Distribution from Qualified Contracts......................................42
   Corporate and Self-Employed Pension
       and Profit Sharing Plans..............................................42
   Tax Sheltered Annuities....................................................43
   Individual Retirement Annuities...........................................43
   SIMPLE Individual Retirement Annuities.....................................43
   Deferred Compensation Plans................................................44
   Possible Changes in Taxation...............................................44
   All Contracts..............................................................44
Performance...................................................................45
Distributor of Contracts.....................................................46
Legal Matters.................................................................46
Legal Proceedings............................................................46
Experts......................................................................47
Additional Information.......................................................47
Financial Statements.........................................................47
Table of Contents of Statement of Additional Information......................48

Glossary
Accumulation Period. The time between the date Accumulation Units are first purchased by us and the earliest of (1) the Annuity Date; (2) the date the Contract is surrendered; or (3) the date of the Contractowner's death. Accumulation Unit. A unit used by us to calculate a Contract's value during the Accumulation Period. Accumulation Value. The sum of (1) the value of your Accumulation Units; (2) value in the Fixed Account; and (3) contract value which secures policy loans.
American National Fund. American National Investment Accounts, Inc.
Annuitant. The person or persons who will receive annuity payments involving life contingencies. Annuity Date. The date annuity payments begin. Annuity Period. The time during which annuity payments are made.
Annuity Unit. A unit used by us to calculate the dollar amount of annuity payments. Company ("we", "our" or "us" ). American National Insurance Company. Contract. A contract described in this Prospectus.
Contractowner ("You" or "Your"). Unless changed by notice to us, the Contractowner is as stated in the application. Contract Anniversary. An anniversary of the date the Contract was issued. Contract Year. A one-year period commencing on either the date of issue or a Contract Anniversary. Deferred Annuity Contract. A Contract in which annuity payments commence at some future date. Eligible Portfolio. A Portfolio which corresponds to a subaccount. Fidelity Investments Funds. Variable Insurance Products Fund and Variable Insurance Products Fund II and Variable Insurance Products Fund III. Fixed Account. A part of our General Account which will accumulate interest at a fixed rate. General Account. All of our assets except those segregated in separate accounts.
Immediate Annuity. A Contract which provides immediate annuity payments. Non-Qualified Contract. A Contract issued in connection with a retirement plan that does not receive favorable tax treatment under the Internal Revenue Code. Portfolio. A series of a registered investment company designed to meet specified investment objectives. Purchase Payment. A payment made to us during the Accumulation Period less any premium tax charges. Qualified Contract. A Contract issued in connection with a retirement plan that receives favorable tax treatment under the Internal Revenue Code.
T. Rowe Price Funds. T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc.
Valuation Date. Each day the New York Stock Exchange ("NYSE") is open for regular trading, except for day after Thanksgiving and day after Christmas. Accumulation Values are calculated and redemptions, transfers, and purchases are made only on Valuation Dates.

Valuation Period. The close of business on any Valuation Date to the close of business on another. Variable Annuity. An annuity with payments that vary in dollar amount.

Introduction
What is the Purpose of the Contracts?

The Contracts allow you to accumulate funds, on a tax-deferred basis, at rates that will increase or decline in value based on the performance of investments you choose. You should use the Contracts for retirement planning or other long-term goals.

What are my Investment Options?

You can invest your Purchase Payments in one or more of the following subaccounts of the Separate Account, each of which invests exclusively in shares of a corresponding Eligible Portfolio:

o American National Money Market o American National Growth o American National Balanced o American National Equity Income o American National High Yield Bond o American National International Stock o American National Small-Cap/Mid-Cap o American National Government Bond o Fidelity Investment Grade Bond o Fidelity Asset Manager o Fidelity Index 500 o Fidelity Money Market o Fidelity Equity-Income o Fidelity High Income o Fidelity Growth o Fidelity Overseas o Fidelity Contrafund o Fidelity Asset Manager: Growth o Fidelity Growth Opportunities o Fidelity Growth and Income o Fidelity Balanced o Fidelity Mid Cap Growth o T. Rowe Price Equity Income o T. Rowe Price Mid-Cap Growth o T. Rowe Price International Stock

98

Each such subaccount and corresponding Eligible Portfolio has its own investment objective. Some of the Eligible Portfolios have similar investment objectives. (See "The Funds" beginning on page 33.) There is no assurance that Eligible Portfolios will achieve their investment objectives. Accordingly, you could lose some or all of your Contract value.

You can also invest in our Fixed Account.

How Do I Purchase a Contract?

You can purchase a Contract by completing an application and paying the minimum Purchase Payment to our home office. The minimum and maximum amounts of Purchase Payments vary depending upon the type of Contract purchased. (See "Contract Application and Purchase Payments," page 17.)

For a limited time, usually ten days after you receive your Contract, you can return the Contract to our home office and receive a refund. (See "Contract Application and Purchase Payments" on page 17.)

The contracts are not available in some states. You should rely only on the information contained or incorporated by reference in this prospectus. We have not authorized anyone to provide you with information that is different.

How Do I Allocate Purchase Payments?

You can allocate your Purchase Payments among the 25 currently available subaccounts and the Fixed Account. You cannot allocate less than 10% of a Purchase Payment to any one investment option.

Can I Transfer Amounts Between the Investment Alternatives?

You can make transfers between subaccounts and to our Fixed Account at any time. Transfers from our Fixed Account before the Annuity Date are limited. (See "Transfers Before Annuity Date" on page 19 for additional limitations.) Transfers from our Fixed Account after the Annuity Date are not permitted. (See "Allocation of Benefits" on page 28 for additional limitations.)

Before the Annuity Date, the first twelve transfers each Contract Year among the subaccounts or the Fixed Account are free. Additional transfers will be subject to a $10.00 exchange fee. Transfers after the Annuity Date are unlimited and free.

You should periodically review your allocations among the subaccounts and the Fixed Account to make sure they fit your current situation and financial goals.

You can make allocation changes in writing or during our normal business hours by telephone if a telephone authorization form is on file with us. We will employ reasonable procedures to confirm that telephone instructions are genuine. If we allow telephone requests, we will employ reasonable procedures to determine that telephone transactions are genuine. These procedures may include requiring callers to identify themselves and the policy owner or others (e.g., beneficiary) by name, social security number, date of birth, or other identifying information. There are risks associated with telephone transactions that do not exist if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine. We may record telephone requests. We cannot guarantee that we will be available to accept telephone transfer instructions. The contracts are first and foremost annuity policies, designed for retirement or other long-term financial planning, and are not designed for or appropriate for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to an underlying portfolio and harmful to other policy owners invested in the portfolio. We therefore reserve the right to reject any transfer request (or premium payment) from any person if, in our judgment, an underlying portfolio or other policy owners would potentially be adversely affected or if an underlying portfolio objects to or would reject our transaction order. We may impose severe restrictions on transfers or even prohibit them for particular policy owners who, in our view, have abused or appear likely to abuse the transfer privilege.


Market Timing

Without in any way limiting our ability to determine that other situations or practices adversely affect an underlying portfolio or other contract owners, if within any 120-day period, you make more than one sale involving a redemption of any shares of a portfolio that were purchased within the 60-day period prior to such redemption, we may refuse to honor any such sale or transfer or place restrictions on your transfer privileges. Purchases and redemptions made under any special programs, such as dollar cost averaging or rebalancing, are not included in this standard.

What are the Death Benefits Under the Contracts?

If you or the Annuitant die before the Annuity Date, the death benefit for Deferred Annuity Contracts will be at least the amount of the Accumulation Value less policy debt on the date notice of death is received at our home office. The death benefit may be more. (See "Death Benefit Before Annuity Date" on page 26.)

Policy debt is the amount of all unpaid policy loans plus accrued interest.

For the Immediate Annuity Contract, and after the Annuity Date for Deferred Annuity Contracts, death benefits, if any, depend upon the annuity option selected. (See "Annuity Options" at page 29.)

Can I Get My Money If I Need It?

By written request to us, you can withdraw all or part of your Accumulation Value at any time before the Annuity Date. Such withdrawal may be subject to a Surrender Charge, an IRS penalty tax and income tax. If your contract was purchased in connection with a retirement plan, such withdrawal may also be subject to plan restrictions. Withdrawals from Contracts qualified under Section 403(b) of the Internal Revenue Code may be restricted. (See "Taxation of Qualified Contracts" under "Federal Tax Matters" at page 41.)

You can also make policy loans in Qualified Deferred Annuity Contracts. (See "Policy Loans in Qualified Deferred Annuity Contracts" on page 24.)

How Can I Receive Annuity Payments?

You can choose from a number of annuity payment options, which include

o  monthly payments for a number of years
o  payments for life
o  payments made jointly

You can also choose to receive your Annuity Payments on a fixed or variable basis. Variable payments will increase or decrease based on the investment performance of the Eligible Portfolios and the declared rate paid by us on our Fixed Account. (See "Annuity Options," page 29.)

What are the Charges and Deductions Under the Contract?

We do not currently deduct a sales charge when you purchase your Contract. We may deduct a surrender charge up to 7% of Purchase Payments withdrawn. We also charge a daily distribution expense charge to cover sales or distribution expenses not covered by surrender charges. Such expense charge equals, on an annual basis, 0.05% of the Contract's daily Accumulation Value.

You will also be charged an annual contract fee of $25 on Non-Qualified Contracts and $30 on Qualified Contracts.

We charge a daily amount equal, on an annual basis, a mortality and expense risk fee of 1.25% of the Contract's daily Accumulation Value to meet our death benefit obligations and to pay on expenses not covered by the annual contract fee.

We also charge a daily administration fee equal, on an annual basis, to 0.10% of the Contract's daily Accumulation Value.

Additional charges may be made by us for premium taxes when incurred.

What are the Tax Consequences Associated with the Contracts?

You are generally required to pay taxes on amounts earned in a Non-Qualified Contract when they are withdrawn. When you take distributions or withdrawals from a deferred contract, taxable earning are considered to be paid out first, followed by the investment in the Contract. All or a portion of each annuity payment you receive under a Non-Qualified Contract will be taxable.

Distributions from a Contract are taxed as ordinary income. You may owe a 10% federal income tax penalty for distributions or withdrawals taken before age 59 1/2.

You generally are required to pay taxes on all amounts withdrawn from a Qualified Contract. Restrictions and penalties may apply to withdrawals from a Qualified Contract. (See "Federal Tax Matters," page 39.)

If I Have Questions, Where Can I Go?

If you have any questions about the Contracts, you can contact your registered representative or write us at P.O. Box 1893, Galveston, Texas 77553-1893 or call us at 1-800-306-2959.

Contractowner Transaction Expenses
Expenses Before the Annuity Date
The following table summarizes the charges we will make prior to the Annuity Date. The table also summarizes the fees and expenses of the Eligible Portfolios. You should consider this information with the information under the heading "Charges and Deductions Before Annuity Date" on page 20.


Sales Load as a Percentage of Purchase Payments                        0%

Deferred Sales Load ("Surrender Charge")

|_|      Free Withdrawal Amount

   In any Contract Year, you can withdraw the greater of (1) 10% of your Accumulation Value or (2) your Accumulation Value less total Purchase Payments free (the "Free Withdrawal Amount"). The portion of a withdrawal in excess of the Free Withdrawal Amount is a withdrawal of Purchase Payments and is subject to a Surrender Charge.

   When you make a withdrawal, we will divide such withdrawal by your Accumulation Value and convert such results into a percentage. We will reduce the first part of the formula for calculating the Free Withdrawal Amount (i.e., the 10% of Accumulation Value) by that percentage and will use the reduced percentage in the formula for calculating the Free Withdrawal Amount for additional withdrawals in that same Contract Year.

o  Calculation of Surrender Charges

   Surrender Charges vary depending on the number of Contract Years since the Purchase Payment being withdrawn was paid, on a first paid, first withdrawn basis. The Surrender Charge will be deducted from your Accumulation Value, if sufficient. If your Accumulation Value is not sufficient, your withdrawal will be reduced accordingly. Surrender Charges will be a percentage of each Purchase Payment or portion thereof withdrawn as illustrated in the following table:

        Contract Years Since
              Purchase                  Applicable Surrender Charge
               Payment                             as a
                Made                            Percentage
-------------------------------------------------------------------------------


                  1                                 7.0
                  2                                 7.0
                  3                                 6.0
                  4                                 5.0
                  5                                 4.0
                  6                                 3.0
                  7                                 2.0
          8 and thereafter                          0.0

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract not including Eligible Portfolio fees and expenses.


                                                  Non-qualified        Qualified
                                                     Deferred           Deferred
                                                     Annuity            Annuity
-------------------------------------------------------------------------------

Exchange Fee                                         $ 10               $ 10
(there is no exchange fee for
 the first 12 transfers)
Annual Contract Fee                                  $ 25               $ 30

Separate Account Annual Expenses
(as percentage of average net assets)

The next table shows the minimum and maximum total operating expenses charged by the Eligible Portfolio that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Portfolios fees and expenses is contained in the prospectus for each Eligible Portfolio.


                                                  Minimum1              Maximum2
             Total Expenses                        0.61%                  5.54%


1 Fidelity Index 500- The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.53%. This arrangement can be discontinued by the fund's manager at any time See the accompanying fund prospectus for details.

2 Federated International Small Company Fund II


Expenses During the Annuity Period

During the Annuity Period, we will charge the Separate Account a mortality risk fee of .80% and expense risk fee of .45%. We will also charge the Separate Account with the expenses of the Eligible Portfolios shown on previous pages in which you have invested. At the time you purchase the Immediate Annuity Contract, you will be charged a $100 Contract fee. No other fees or expenses are charged against the Contracts during the Annuity Period.

Example: Non-qualified Deferred Annuity Contract

If you surrender your Deferred Annuity Contract at the end of the applicable time period:

You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:


(1) If you surrender your contract at the end of the applicable time period:

1 year                      3 years                   5 years          10 years
$940                        $1490                     $1960                $3300


(2) If you do not surrender your Contract

1 year                      3 years                   5 years           10 years
$300                        $920                      $1570                $3300

Example: Qualified Deferred Annuity Contract
If you surrender your Deferred Annuity Contract at the end of the applicable time period:

 You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:


(1) If you surrender your contract at the end of the applicable time period:

1 year                      3 years                   5 years           10 years
$950                        $1510                     $1990                $3340


(2) If you do not surrender your Contract

1 year                      3 years                   5 years           10 years
$310                        $930                      $1590                $3340

You should not consider the examples as representative of past or future expenses. The examples do not include the deduction of any state premium taxes assessed.

The purpose of the preceding table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account and the Eligible Portfolios. The expenses shown above for the Eligible Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account's assets or reductions from Accumulation Value. These expenses are taken into consideration in computing each portfolio's net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of an Eligible Portfolio. Annual Contract fees are deducted pro rata from each subaccount and our Fixed Account. For a more complete description of the various costs and expenses of the American National Fund, the Fidelity Investments Funds and the T. Rowe Price Funds, see their Prospectuses.



ACCUMULATION UNIT VALUES
(For an accumulation unit outstanding throughout the period)

                                                                             Year Ended December 31,

Individual contracts in the accumulation period  2002        2001        2000        1999        1998

--------------------------------------------------------------------------------------------------------------------------------

American National Growth Portfolio
Accumulation unit value at beginning of period   $1.82     $2.201   $   2.297   $   2.026   $   1.731
Accumulation unit value at end of period        $1.30      $1.821   $   2.201   $   2.297   $   2.026
Number of accumulation units outstanding at
  end of period                             1,564,834   1,866,472   2,050,668   2,015,376   1,996,018

American National Money Market Portfolio

Accumulation unit value at beginning of period  $1.24      $1.224   $   1.170   $   1.137   $   1.101
Accumulation unit value at end of period        $1.23      $1.239   $   1.224   $   1.170   $   1.137
Number of accumulation units outstanding at
end of period                                 377,790     137,422     133,110     213,611     170,623

American National Balanced Portfolio
Accumulation unit value at beginning of period  $1.74      $1.848   $   1.799   $   1.689   $   1.469
Accumulation unit value at end of period        $1.60      $1.740   $   1.848   $   1.799   $   1.689
Number of accumulation units outstanding at
  end of period                               719,597     876,877     872,805     890,629     948,987

American National Equity Income Portfolio
Accumulation unit value at beginning of period  $2.23      $2.565   $   2.322   $   2.011   $   1.758
Accumulation unit value at end of period        $1.89      $2.232   $   2.565   $   2.322   $   2.011
Number of accumulation units outstanding at
  end of period                             2,099,438   2,500,728   2,533,343   2,578,359   2,650,679

American National Small Cap/
Mid Cap Portfolio
Accumulation unit value at beginning of period  $0.28      $0.625   $   0.000      $   --      $   --
Accumulation unit value at end of period        $0.12      $0.280   $   0.625      $   --      $   --
Number of accumulation units outstanding at
  end of period                               232,255     231,454       9,205          --          --

American National Government
Bond Portfolio
Accumulation unit value at beginning of period  $1.07      $1.012   $   0.000      $   --      $   --
Accumulation unit value at end of period        $1.15       1.074   $   1.012      $   --      $   --
Number of accumulation units outstanding at
  end of period                               110,022      33,462         347          --          --

Fidelity VIPII Investment Grade Bond
Accumulation unit value at beginning of period  $1.55      $1.453   $   1.325   $   1.357   $   1.263
Accumulation unit value at end of period        $1.69      $1.554   $   1.453   $   1.325   $   1.357
Number of accumulation units outstanding at
  end of period                               333,322     274,976     314,906     711,878     353,787

Fidelity VIPII Asset Manager
Accumulation unit value at beginning of period  $1.69      $1.790   $   1.889   $   1.724   $   1.518
Accumulation unit value at end of period        $1.52      $1.693   $   1.790   $   1.889   $   1.724
Number of accumulation units outstanding at
  end of period                               341,175     446,607     548,094     765,953     721,338

Fidelity VIPII Index 500
Accumulation unit value at beginning of period  $2.51      $2.900   $   3.242   $   2.727   $   2.154
Accumulation unit value at end of period        $1.93      $2.514   $   2.900   $   3.242   $   2.727
Number of accumulation units outstanding at
  end of period                             1,742,314   2,020,535   2,395,431   2,527,478   2,288,624



Year Ended December 31,

Individual contracts in the accumulation period  2002        2001        2000        1999        1998

--------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market
Accumulation unit value at beginning of period  $1.31   $   1.275   $   1.216   $   1.172   $   1.127
Accumulation unit value at end of period        $1.31   $   1.310   $   1.275   $   1.216   $   1.172
Number of accumulation units outstanding at
  end of period                               435,319     493,494     552,357     536,318     518,157

Fidelity VIP Equity Income Fund
Accumulation unit value at beginning of period  $1.05   $   2.305   $   2.154   $   2.054   $   1.869
Accumulation unit value at end of period        $1.77   $   1.053   $   2.305   $   2.154   $   2.054
Number of accumulation units outstanding at
  end of period                             1,131,865      72,467   1,493,243   2,016,674   2,141,973

Fidelity VIP High Income Fund
Accumulation unit value at beginning of period  $1.04   $   1.191   $   1.558   $   1.460   $   1.546
Accumulation unit value at end of period        $1.06   $   1.038   $   1.191   $   1.558   $   1.460
Number of accumulation units outstanding at
  end of period                               222,961     276,690     285,725     321,774     390,295

Fidelity VIP Growth
Accumulation unit value at beginning of period  $2.45   $   3.011   $   3.432   $   2.532   $   1.840
Accumulation unit value at end of period        $1.69   $   2.447   $   3.011   $   3.432   $   2.532
Number of accumulation units outstanding at
  end of period                             1,235,203   1,501,581   1,709,997   1,679,378   1,515,237

Fidelity VIP Overseas
Accumulation unit value at beginning of period  $1.24   $   1.599   $   2.008   $   1.427   $   1.283
Accumulation unit value at end of period        $0.98   $   1.243   $   1.599   $   2.008   $   1.427
Number of accumulation units outstanding at
  end of period                               338,935     328,521     308,509     309,080     287,821

Fidelity VIPII Contra Fund
Accumulation unit value at beginning of period  $2.08   $   2.400   $   2.607   $   2.126   $   1.657
Accumulation unit value at end of period        $1.86   $   2.076   $   2.400   $   2.607   $   2.126
Number of accumulation units outstanding at
  end of period                               921,685   1,026,955   1,059,625   1,120,743   1,048,709

Fidelity VIPII Asset Manager Growth
Accumulation unit value at beginning of period  $1.55   $   1.693   $   1.961   $   1.725   $   1.487
Accumulation unit value at end of period        $1.29   $   1.546   $   1.693   $   1.961   $   1.725
Number of accumulation units outstanding at
  end of period                               225,276     255,446     335,190     386,395     449,243

Fidelity VIPIII Balanced
Accumulation unit value at beginning of period  $0.92   $   0.948   $   1.004   $   0.000      $   --
Accumulation unit value at end of period        $0.82   $   0.915   $   0.948   $   1.004      $   --
Number of accumulation units outstanding
  end of period                                46,780      47,473      38,248      50,828          --

Fidelity VIPIII Growth Opportunities
Accumulation unit value at beginning of period  $0.68   $   0.807   $   0.984   $   0.000      $   --
Accumulation unit value at end of period        $0.52   $   0.681   $   0.807   $   0.984      $   --
Number of accumulation units outstanding at
  end of period                                55,576      54,697      40,319       4,092          --



Fidelity VIPIII Growth & Income
Accumulation unit value at beginning of period  $0.87   $   0.969   $   1.019   $   0.000      $   --
Accumulation unit value at end of period        $0.71   $   0.868   $   0.969   $   1.019      $   --
Number of accumulation units outstanding at
  end of period                               122,611     106,154      92,911      18,264          --




Year Ended December 31,
Individual contracts in the accumulation period  2002        2001        2000        1999        1998
--------------------------------------------------------------------------------------------------------------------------------

Fidelity VIPIII Mid Cap Growth
Accumulation unit value at beginning of period  $1.19   $   1.599   $   1.215   $   0.000      $   --
Accumulation unit value at end of period        $1.36   $   1.185   $   1.599   $   1.215      $   --
Number of accumulation units outstanding at
  end of period                               419,870     184,935     379,247       3,005          --

T. Rowe Price Equity Income
Accumulation unit value at beginning of period  $1.05   $   1.053   $   0.939   $   0.000      $   --
Accumulation unit value at end of period        $0.90   $   1.053   $   1.053   $   0.939      $   --
Number of accumulation units outstanding at
  end of period                                97,514      72,467         770       1,759          --

T. Rowe Price International Stock
Accumulation unit value at beginning of period  $0.67   $   0.876   $   1.080   $   0.000      $   --
Accumulation unit value at end of period        $0.54   $   0.672   $   0.876   $   1.080      $   --
Number of accumulation units outstanding at
  end of period                                11,213      13,907       8,683          29          --

T. Rowe Price Mid-Cap Growth
Accumulation unit value at beginning of period  $1.19   $   1.212   $   1.144   $   0.000      $   --
Accumulation unit value at end of period        $0.92   $   1.185   $   1.212   $   1.144      $   --
Number of accumulation units outstanding at
  end of period                               209,404     184,935      39,115         722          --


Contracts

Types of Contracts

This Prospectus offers the following two types of Contracts:

o DEFERRED American National ANNUITY CONTRACT - Provides for annuity payments to commence at a future date. You can choose to vary your Purchase Payments or pay a single Purchase Payment. Deferred annuity contracts can be either Qualified or Non-Qualified.

o IMMEDIATE American National ANNUITY CONTRACT - Provides for annuity payments to commence immediately. You can only purchase this type of Contract by making a single Purchase Payment.

Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your contract for specific variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact Us for specific information that may be applicable to your state.


Contract Application and Purchase Payments

To purchase a Contract, you must complete an application and send the minimum Purchase Payment to our home office. (See "Allocation of Purchase Payments", page 18.) If your application cannot be processed within five days after receipt, we will request your permission to retain the payment until the completed application is received. If the application is not completed, and we do not receive such permission within five days after receipt of the payment, we will return your payment. We will credit your initial Purchase Payment to the Contract within two business days after a completed application is received at our home office.

You have a "free look" period during which you can return the Contract to our home office and get a refund. The refund will equal the greater of (1) all of your Purchase Payments or (2) Accumulation Value plus charges deducted by us during such period. The "free look" period is established by state law and generally runs ten days after you receive a Contract. We require that Purchase Payments received by us during the 15-day period after the Date of Issue be allocated to the Fidelity Money Market Portfolio. Thereafter, amounts allocated to such subaccount and Purchase Payments paid are allocated as directed by you. No Surrender Charges are assessed on refunds.

Unless changed by us, Deferred Annuity Contracts require the following minimum Purchase Payments:

o Flexible Purchase Payment Deferred Annuity Contracts - $100 minimum initial and subsequent Purchase Payments

o Single Purchase Payment Deferred Annuity Contracts - $5,000 minimum single payment

o  Immediate Annuity Contracts - $2,000 minimum initial investment

o Without our approval, the maximum Purchase Payment under a Deferred Annuity Contract is $1,000,000.

You can make Purchase Payments in a Flexible Purchase Payment Deferred Annuity Contract at such intervals as you desire. You can change the frequency of your Purchase Payments. If you stop making Purchase Payments, you may resume such payments at any time before the Annuity Date.

The number of changes permitted and the maximum payments allowed under the Internal Revenue Code for Qualified Contracts vary depending on the type of Plan. Failure to comply with those limitations may subject the Contract to adverse tax treatment.


Allocation of Purchase Payments

After the "free look" period, your Purchase Payments will be allocated to the subaccounts and the Fixed Account according to your instructions in the application. You can change these allocations at any time by written instruction to our home office or by telephone, if a properly completed telephone transfer authorization form is on file with us.


Crediting of Accumulation Units

Before the Annuity Date, Purchase Payments will be used to purchase Accumulation Units in subaccounts and be allocated to the Fixed Account as you have instructed. We will determine the number of Accumulation Units purchased by dividing the dollar amount of the Purchase Payment allocated to a subaccount by the Accumulation Unit value for that subaccount computed following such allocation.


Allocation of Charges and Other Deductions to the Subaccounts and the Fixed
 Account

Unless you allocated differently, deductions from the subaccounts and the Fixed Account will be made, pro rata, to the extent necessary for us to

o  collect charges
o  pay surrender value
o  secure policy loans
o  provide benefits

We will immediately reinvest dividends and capital gain distributions received from an Eligible Portfolio at net asset value in shares of that Eligible Portfolio.


Determining Accumulation Unit Values

The Accumulation Unit value of each subaccount reflects the investment performance of that subaccount. We calculate Accumulation Unit value on each Valuation Date by:

o multiplying the per share net asset value of the corresponding Eligible Portfolio by the number of shares held by the subaccount, after the purchase or redemption of any shares on the Valuation Date;

o subtracting a charge for the administrative fee, distribution expense charge and the mortality and expense risk fee for that subaccount; and

o dividing by the number of units held in the subaccount on the Valuation Date, before the purchase or redemption of any units on that date.

We will calculate the Accumulation Unit Value for each subaccount at the end of each Valuation Period. Investment performance of the Eligible Portfolios will increase or decrease the Accumulation Unit Value for each subaccount, the Eligible Portfolio expenses and the deduction of certain charges by us affect the Accumulation Unit Value for each subaccount.


Transfers Before Annuity Date

You can make transfers among the subaccounts and the Fixed Account subject to the following restrictions:

o Transfers from subaccounts must be at least $250 or the balance of the subaccount if less.

o A subaccount must have a balance of at least $100 after a transfer.

o  Transfers from the Fixed Account can only be made during the first thirty
   (30) days of each Contract Year and cannot exceed the greater of (1) 25% of the amount in the Fixed Account or (2) $1,000.

o The first twelve (12) transfers in a Contract Year are free. A $10.00 fee will be deducted from the amount transferred for each additional transfer. (See "Exchange Fee," page 22.)


We will make transfers and determine values on the later of (1) the date designated in your request or (2) the end of the Valuation Period in which your transfer request is received.

Transfers resulting from policy loans will not be subject to a transfer charge. In addition, such policy loans will not be counted for purposes of the limitation on the number of free transfers allowed in each Contract Year.

We may revoke or modify the transfer privilege. For a discussion of transfers after the Annuity Date, see "Allocation of Benefits" at page 28.

Charges and Deductions
Charges and Deductions Before Annuity Date

Surrender Charge

Since no sales charge is deducted from your Purchase Payments, a Surrender Charge may be imposed on withdrawals to cover expenses of distributing the Contracts. (See "Deferred Sales Load [`Surrender Charge'] on page 11.)

When you make a withdrawal, we will divide such withdrawal by your Accumulation Value and convert such result into a percentage. Assume you have $40,000 Accumulation Value, $38,000 of which represents total Purchase Payments and $2,000 of which represents Accumulation Value less total Purchase Payments.

   <129> Example 1 - Assume you want to withdraw $7,000. You can withdraw the greater of (1) 10% of your $40,000 Accumulation Value or (2) Accumulation Value minus total Purchase Payments with no Surrender Charge. Since 10% of your Accumulation Value, $4,000, is greater than Accumulation Value minus total Purchase Payments, $2,000, your Free Withdrawal Amount will be your $4,000. Accordingly, $4,000 of your withdrawal will be free of surrender charge. The remaining $3,000 is a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

   <129> Example 2 - Assume you have made a $3,000 withdrawal and want to make an additional $5,000 withdrawal in the same Contract Year. The first withdrawal would have been free because it was less than the Free Withdrawal Amount. However, such withdrawal would have utilized a portion of the Free Withdrawal Amount available in that Contract Year. The first part of the formula for calculating the Free Withdrawal Amount will be reduced by 7.5%, which is the percentage the first surrender was of your Accumulation Value at that time. If there have been no additional Purchase Payments or increases in the amount by which your Accumulation Value exceeds your total Purchase Payments since the first withdrawal, the Free Withdrawal Amount for the second withdrawal will be the greater of (1) 2.5% of your Accumulation Value, which is $925.00 or (2) Accumulation Value minus total Purchase Payments, which is zero (0). Accordingly, $925 of your second withdrawal will be free of surrender charge. The remaining $4,075 will be a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

Even if your Accumulation Value is less than the total of your Purchase Payments, your Surrender Charge for a full surrender will be based upon the total of your Purchase Payments. Assume that you have $30,000 Accumulation Value, but you have paid $38,000 in Purchase Payments. On a full surrender, you can still withdraw 10% of your Accumulation Value, or $3,000, without a Surrender Charge; however, the applicable Surrender Charge percentage would then be applied to the total Purchase Payments less the free withdrawal amount, or $35,000, not the $30,000 in Accumulation Value.

Other Charges

Your Contract is subject to certain other charges:

|_|      Administrative Charges

   <129> An annual contract fee charged at the end of each Contract Year. The fee for Non-Qualified Deferred Annuity Contracts is $25. The fee for Qualified Deferred Annuity Contracts is $30. If a Contract is fully surrendered, a pro rata portion of the fee will be deducted.

   <129> An administrative asset fee charged daily in Deferred Annuity Contracts at an annual rate of 0.10%.

These fees are designed to reimburse us for the cost of administration and are not intended to produce a profit.

<129>  Premium Taxes

   Premium taxes (which presently range from 0% to 3.5%) will be deducted if assessed.

<129>  Mortality and Expense Risk Fee

   Annuity payments will not decrease because of adverse mortality experience of annuitants as a class or increases in our actual expenses over expense charges. We assume the risks that Annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that fees may not be sufficient to cover our actual costs. In assuming these risks, we agree to make annuity payments to the Annuitant or other payee for as long as he or she may live. In addition, we are at risk for the death benefits payable under the Contracts, to the extent that the death benefit exceeds the Accumulation Value.

   For our promises to accept these risks, a 1.25% per annum mortality and expense risk fee will be assessed daily against the Separate Account. Although we could realize a gain or a loss from such fees depending on the mortality experienced and expenses actually incurred, we expect to profit from this charge. We may use such profit for any proper purpose, including distribution expenses.

o  Distribution Expense Charge

   A distribution expense charge is assessed daily to each subaccount to partially compensate us for the risk that surrender charges may be insufficient to cover the costs of distributing the Contracts. The distribution expense charge is 0.05% annually. If the distribution expense charge is insufficient to cover the actual expenses, we will bear the loss or use any gain or profit available from other charges to cover such loss. If the charge is more than sufficient, the excess will be a profit to us.

o  Charges for Taxes

   None at present. We may, however, make a charge in the future if income or gains within the Separate Account incur federal, state or local taxes or if our tax treatment changes. Charges for such taxes, if any, would be deducted from the Separate Account and the Fixed Account. We would not realize a profit on such charges.

o  Exchange Fee

   A $10.00 exchange fee is charged for transfers among the subaccounts and Fixed Account after twelve transfers per Contract Year. Such fee compensates us for the costs of effecting the transfers. We do not expect to make a profit from the exchange fee. The exchange fee will be deducted from the amount transferred. No fee is imposed on transfers as a result of policy loans. There is no charge for one transfer from the Fixed Account permitted each contract year.


Deduction of Fees

Deductions for annual fees will be prorated among the subaccounts and the Fixed Account.


Charges and Deductions During the Annuity Period

During the Annuity Period, we will charge:

o A mortality risk fee of .80% and expense risk fee of .45% against the Separate Account

o Expenses of the Eligible Portfolios in which you have invested, as shown in the tables on page 12

o If you purchase an Immediate Annuity contract, a $100 Contract fee at the time of purchase

No other fees or expenses are charged against the Contracts during the Annuity Period.


Exceptions to Charges

We may reduce charges in sales to a trustee, employer or similar entity if we determine that such sales reduce sales or administrative expenses. We may also reduce charges in sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of SM&R and the Company.

Distributions Under the Contract
Distributions Before Annuity Date

Surrenders

You can surrender your Contract, in whole or in part, before the Annuity Date subject to the following limitations:

o If a partial surrender would leave less than $250 Accumulation Value, the Contract must be fully surrendered.

o A partial surrender request should specify the allocation of that surrender among the subaccounts and the Fixed Account. If not specified, we will prorate the surrender among the subaccounts and the Fixed Account. Surrender Charges will be deducted from the Accumulation Value remaining after a partial surrender.

   The Accumulation Unit value for Surrenders will be the applicable Accumulation Unit value determined on the Valuation Date following receipt by us at our home office of your surrender request.

Accumulation Value available for full or partial surrenders can be determined by:

o multiplying the number of Accumulation Units for each subaccount times the Accumulation Unit Value;

o  adding any Accumulation Value in the Fixed Account; and

o deducting policy debt, prorata annual administrative fees and any surrender charge.

We expect to pay surrenders within seven days of receipt of your written request in proper form. We may delay payment of a partial surrender from the Fixed Account for up to six (6) months.

Unless you provide us a written election not to have federal and state income taxes withheld, we are required by law to withhold such taxes from the taxable portion of any surrender, and to remit that amount to the federal and/or state government.


Systematic Withdrawal Program

Under the Systematic Withdrawal Program, you can instruct us to make payments of a predetermined dollar amount of Accumulation Value from one or more subaccounts and the Fixed Account monthly, quarterly, semi-annually or annually. The minimum systematic withdrawal payment is $100. The minimum systematic withdrawal from a subaccount or the Fixed Account is $50. Systematic withdrawals can be started at anytime. We must receive written notification from you specifying the amount, frequency and timing of payment. You can specify the subaccount from which systematic withdrawals will be made. If you do not specify, withdrawals will be taken prorata from each subaccount. Surrender Charges will apply.

Because distributions may be taxable, you should consult your tax adviser before requesting systematic withdrawals. (See "Federal Tax Matters," page 39.)

Under the Systematic Withdrawal Program, you can participate in the Minimum Distributions Program by instructing us to calculate and make minimum distributions required if the Contract is used with a qualified plan. (See "Taxation of Qualified Contracts," page 41.) We will determine the amount required to be distributed based on information you provide and choices you make. To participate in the Minimum Distributions Program, you must notify us of such election in writing in the calendar year during which you attain age 70 1/2 .. The Minimum Distributions Program is subject to all rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. Numerous special tax rules apply to Contractowners whose Contracts are used with a qualified plan. You should consult a tax advisor before electing to participate in the Minimum Distributions Program.


Policy Loans in Qualified Deferred Annuity Contracts

Policy loans are allowed on Qualified Deferred Annuity Contracts unless considered as taxable distributions under federal law. After the first year, you may borrow from us using the Qualified Contract as the security for the loan. Policy loans are subject to the following:

|_|      Policy Loan Amount

   <129>cannot be less than $2,500

   <129>cannot exceed the lesser of:

      -  50% of Accumulation Value less surrender; or

      -  $50,000.00.

|_|      Loan Interest

      charged daily, not to exceed 8% annual rate

   <129>due at the end of each Contract Year or when the policy loan is repaid, if earlier.

   <129> interest not paid when due will become part of the policy loan and will accrue interest charges.

|_|      Effect of Policy Loans

   Accumulation Value equal to the policy loan will be transferred from the Separate Account and the Fixed Account to our General Account as security for the policy debt. Such amount will earn interest at an annual rate not less than 3.0% which will be credited at the end of the Contract Year. The Accumulation Value securing the policy debt will be allocated among the subaccounts and the Fixed Account in accordance with your instructions when the policy loan is requested. The minimum amount that can remain in a subaccount or the Fixed Account after a policy loan is $100. If you do not give us allocation instructions, or if your instructions conflict with this minimum requirement, the allocation will be prorata among the subaccounts and the Fixed Account. We will transfer Accumulation Value from the subaccounts and the Fixed Account to secure loan interest which is not paid in any Contract Year. (Refer to "Deduction of Fees" on page 22.)

   A policy loan will permanently affect the Accumulation Value of a Contract even if the policy loan is repaid. The effect could be favorable or unfavorable depending on whether the investment performance of the subaccount(s) selected by you (or by us if you do not make an allocation) is less or greater than the interest rate credited to the Accumulation Value held in the General Account to secure policy debt. In comparison to a Contract under which no policy loan was made, the Accumulation Value will be lower if the General Account interest rate is less than the investment performance of the subaccount(s), and greater if the General Account interest rate is higher than the investment performance of the subaccount(s).

   We will allocate interest earned on amounts held in the General Account to the subaccounts and the Fixed Account on each Contract Anniversary in the same proportion that Purchase Payments are being allocated to those subaccounts and the Fixed Account. Upon repayment of policy debt, the portion of the repayment allocated in accordance with the repayment of indebtedness provision will be transferred to the Accumulation Value in that subaccount or the Fixed Account.

   We expect to fund policy loans within seven days after receipt of your written request in proper form. You can only have one loan outstanding at any time. Policy loans may have tax consequences. (See "Federal Tax Matters," page 39.)

|_|      Policy Debt

   The Contract will terminate and have no value if the amount of unpaid loans, plus accrued interest, ever equal or exceed the Accumulation Value less Surrender Charges. The effective date of termination will be 31 days after we have mailed notice of termination to your last known address and you have not paid policy debt at least equal to the excess over the surrender amount.

   If any death benefit proceeds or annuity benefits become due and payable when a policy loan is outstanding, we will reduce proceeds by the policy debt.

|_|      Policy Loan Repayment

   <129> You must repay Policy loans, other than "Home Loans," on or before the fifth anniversary of the policy loan.

   <129> You must repay Policy loans in a lump sum payment or, at our discretion, in installments. All policy loan payments must be at least $10.00.

   <129> Policy debt, other than a "Home Loan," unpaid after the fifth anniversary of the policy loan will be deemed a distribution of the Contract proceeds. The Contract will be reduced by the amount of any such balance. (See "Taxation of Annuities in General" on page 39.)

      "Home Loan" means any policy loan for the purpose of acquiring, constructing, reconstructing or substantially rehabilitating a dwelling unit for use by you (as defined in Section 267(c) of the Internal Revenue
      Code) as a principal place of residence for a reasonable period of time. You may repay "Home Loans" over a period of time not to exceed 15 years, with level installment payments made not less frequently than quarterly.

      Policy loans are not allowed on Non-Qualified Deferred Annuity Contracts because of adverse tax consequences.


Death Benefit Before Annuity Date

 If you or the Annuitant die before the Annuity Date, we will pay a death benefit equal to the greater of:

o  Accumulation Value less policy debt; or

o The minimum guaranteed death benefit less policy debt.

We recalculate the "minimum guaranteed death benefit" of your Contract each time you make a partial surrender and at the end of each six Contract Years. During the first six Contract Years, the minimum guaranteed death benefit will equal all Purchase Payments made less reductions to reflect partial surrenders, if any, during such period. In subsequent six Contract Year periods, the minimum guaranteed death benefit will equal the greater of:

1. the Accumulation Value at the end of the preceding six Contract Year period;
   or

2. the minimum guaranteed death benefit at the end of the preceding six Contract Year period, plus Purchase Payments made and minus reductions to reflect partial surrenders, if any, after such date.

A reduction in the minimum guaranteed death benefit is made each time you make a partial surrender. The reduction is calculated by dividing the minimum guaranteed death benefit immediately prior to a partial surrender by the Accumulation Value on the same date and multiplying such amount times the amount of the partial surrender.

Example 1 - Assume you have made $4,000 in total Purchase Payments during the first six Contract Year period and have made no partial surrenders. Your minimum guaranteed death benefit at the end of the first six Contract Year period would be $4,000.

Example 2 - Assume you make a $2,000 partial surrender in the third Contract Year of the first six Contract Year period, at which time you have made $4,000 in total Purchase Payments, and your Contract's Accumulation Value is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $1,000 which is calculated by:

<129> dividing the minimum guaranteed death benefit immediately prior to the partial surrender ($4,000) by Accumulation Value at that time ($8,000); and

<129> multiplying such amount ($4,000 divided by $8,000 or .5) times the amount of the partial surrender ($2,000).

Your minimum guaranteed death benefit prior to the partial surrender ($4,000) would be reduced by the amount necessary to reflect the partial surrender ($1,000) which would result in a new minimum guaranteed death benefit of $3,000.

Example 3 - Assume you make a $4,000 partial surrender in the second Contract Year of the second six Contract Year period. Assume further that you have made $1,000 in total Purchase Payments since the end of the first six Contract Year period; that your Contract Accumulation Value is $10,000 and that the minimum guaranteed death benefit at the end of the first six Contract Year period is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $3,600 which is calculated by

<129> dividing the minimum guaranteed death benefit immediately prior to the partial surrender ($9,000) ($8,000 for the minimum guaranteed death benefit at the end of the last six Contract Year period plus $1,000 in Purchase Payments made since the end of the last six Contract Year period) by Accumulation Value at that time ($10,000); and

<129> multiplying such amount ($9,000 divided by $10,000 or .9) times the amount of the partial surrender ($4,000).

Your minimum guaranteed death benefit prior to the partial surrender ($9,000) would be reduced by the amount necessary to reflect the partial surrender ($3,600) which would result in a new minimum guaranteed death benefit of $5,400.

We expect to pay the death benefit in a lump sum to the beneficiary named in the Contract within seven business days of receipt of proof of death in proper form.

In lieu of payment in a lump sum, you can elect that the death benefit be applied under one of the annuity options described on page 29. If you do not make such election, the beneficiary can do so. The person selecting the annuity option settlement may also designate contingent beneficiaries to receive any amounts due after death of the first beneficiary. The manner in which annuity payments to the beneficiary are determined and may vary are described below under "Distributions During the Annuity Period," on page 28.

Distributions During the Annuity Period
All or part of any amount payable at the Annuity Date for Deferred Annuity Contracts may be applied to any of the Annuity Options. We will discharge in a single sum any liability under an assignment of the Contract and any applicable federal, state, municipal or other taxes, fees or assessments based or predicated on the Purchase Payments which have not otherwise been deducted or offset. The remaining amount is the net sum payable. The minimum amount that we will apply to an Annuity Option is $2,000. Our consent is required for any payment to a corporation, association, partnership, or trustee.


Election of Annuity Date and Form of Annuity

o Non-Qualified Contracts - Annuity Date and form of annuity are elected in the application. A Contract cannot be purchased after the Annuitant's age 85 and annuity payments must begin not later than Annuitant's age 95.

o Qualified Contracts - Annuity Date and form of annuity are elected in the application. A Contract cannot be purchased after age 70 and annuity payments must begin not later than April 1st of the calendar year following the calendar year in which the Annuitant reaches 701/2 or retires.

If you have not elected an Annuity Date, we will begin payments at age 95 under Option 2, Life Annuity with 120 monthly payments certain. (See "Federal Tax Matters" on page 39.)

Once an Annuity Payment is made, the Annuity Option cannot be changed to another Annuity Option.


Allocation of Benefits

Unless you elect to the contrary, the Accumulation Units of each subaccount will be changed to Annuity Units and applied to provide a Variable Annuity based on that subaccount.

In lieu of this allocation, you may elect to transfer your Accumulation Units to either one or more Eligible Portfolios or to the Fixed Account. After the Annuity Date, you can only make twelve transfers among subaccounts each Contract year. You can transfer Annuity Units of one subaccount to Annuity Units of another subaccount and to the Fixed Account at any time other than during the five-day interval before and including any annuity payment date.

No election can be made unless such election would produce an initial annuity payment of at least $20.

Annuity Options

The following annuity options are available.

o Option 1 - Life Annuity - monthly payments during the lifetime of an individual, ceasing with the last annuity payment due prior to the death of the individual. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one annuity payment if death occurred before the due date of the second annuity payment, two if death occurred before the third annuity payment date, etc.

o Option 2 - Life Annuity with ten or 20 Years Certain - monthly payments during the lifetime of an individual with payments made for a period certain of not less than ten or 20 years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain.

o Option 3 - Unit Refund Life Annuity - monthly payments during the lifetime of an individual with annuity payments made for a period certain not less than the number of months determined by dividing (1) the amount applied under this option by (2) the amount of the first monthly annuity payment. This option guarantees that the Annuity Units, but not the dollar value applied under a Variable Annuity payout, will be repaid to the Annuitant or his beneficiary.

o Option 4 - Joint and Survivor Annuity - monthly payments during the joint lifetime of an individual and another named individual and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due before the survivor's death. It would be possible under this option for only one annuity payment to be made if both individuals under the option died before the second annuity payment date, or only two annuity payments if both died before the third annuity payment date, etc.

o Option 5 - Installment Payments, Fixed Period - monthly payments for a specified number of years not exceeding 20. The amount of each Variable Annuity payment will be determined by multiplying the Annuity Unit value on the day the annuity payment is made by the number of Annuity Units applied under this Option divided by the number of remaining monthly annuity payments.

o Option 6 - Equal Installment Payments, Fixed Amount - monthly installments (not less than $6.25 per $1,000 applied) until the amount applied, adjusted daily by the investment results, is exhausted. The final annuity payment will be the remaining sum left with us.

o Option 7 - Deposit Option - The amount due may be left on deposit with us for placement in our Fixed Account with interest not less than 3.0% per annum. Interest will be paid annually, semiannually, quarterly or monthly as elected. This option may not be available under certain Qualified Contracts.

o Option 8 - IRC Age Recalculation - payment based upon the Annuitant's life expectancy, or the joint life expectancies of the Annuitant and a beneficiary, at the Annuitant's attained age (and the beneficiary's attained or adjusted age, if applicable), each year as computed in reference to actuarial tables prescribed by the U. S. Treasury Secretary, until the amount applied, adjusted daily by the investment results, is exhausted.

o Other Annuity Forms - May be agreed upon.

Any amount remaining under Option 5, 6 or 7 may be withdrawn as a lump sum or, if that amount is at least $2,000, may be applied under any one of the first four Options. The lump sum payment requested will be paid within seven days of receipt of the request at our home office based on the value computed on the next Valuation Date after receipt of the request.

If the beneficiary dies while receiving annuity payments certain under Option 2, 3, 5, 6 or 8 above, the present value of minimum guaranteed payments will be paid in a lump sum to the estate of the beneficiary.

Value of Variable Annuity Payments:

Assumed Investment Rates
The annuity tables in the Contract used to calculate the annuity payments are based on an "assumed investment rate" of 3.0%. If the actual investment performance of the particular subaccount selected is such that the net investment return is 3.0% per annum, the annuity payments will remain constant. If the actual net investment return exceeds 3.0%, the annuity payments will increase. If the actual net investment return is less than 3.0%, the annuity payments will decline.

Annuity payments will be greater for shorter guaranteed periods than for longer guaranteed periods. Annuity payments will be greater for life annuities than for joint and survivor annuities, because the life annuities are expected to be made for a shorter period.

At your election, where state law permits, an Immediate Annuity Contract may provide annuity benefits based on an assumed investment rate other than 3.0%. The annuity rates for Immediate Annuity Contracts are available upon request to us.

Annuity Provisions
We determine non-qualified life contingent annuity payments based on the mortality table (1983 Table "a" with Projection scale G, and 3.0% interest) which generally reflects the age and sex of the Annuitant and the type of annuity option selected. The annuity payment will also vary with the investment performance of Eligible Portfolios you choose.

We determine qualified life contingent annuity payments based on the mortality table [1983 Table "a" (female) projected to 1993, and 3.0% interest] which generally reflects the age of the Annuitant and type of annuity option selected and will vary with the investment performance of Eligible Portfolios you choose. The attained age at settlement will be adjusted downward by one year for each full five-year period that has lapsed since January 1, 1993. The effect of this adjustment is a reduction in the annuity payment provided.

Payment of surrender amounts, policy loans and benefits payable in connection with death, annuity payments and transfers may be postponed whenever: (1) the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of the Contractowners; or (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

The Company, Separate Account, Funds, and Fixed Account

American National Insurance Company

The Company is a stock life insurance company chartered in 1905 in the State of Texas. We write individual and group life and accident and health insurance and annuities. Our home office is located in the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7999. The Moody Foundation, a charitable foundation, owns approximately 23.7% and the Libbie S. Moody Trust, a private trust, owns approximately 37.6% of our common stock.

We are regulated by the Texas Department of Insurance and are subject to the insurance laws and regulations of other states where we operate. Each year, we file a National Association of Insurance Commissioners convention blank with the Texas Department of Insurance. Such convention blank covers our operations and reports on our financial condition and the Separate Account's financial condition as of December 31 of the preceding year. Periodically, the Texas Department of Insurance examines and certifies the adequacy of the Separate Account's and our liabilities and reserves. A full examination of our operations is also conducted periodically by the National Association of Insurance Commissioners.

Obligations under the Contracts are our obligations.


The Separate Account

We established the Separate Account under Texas law on July 30, 1991. The Separate Account's assets are held exclusively for the benefit of persons entitled to payments under variable annuity contracts issued by us . We are the legal holder of the Separate Account's assets and will cause the total market value of such assets to be at least equal to the Separate Account's reserve and other contract liabilities. Such assets are held separate and apart from our General Account assets. We maintain records of all purchases and redemptions of shares of Eligible Portfolios by each of the subaccounts. Liabilities arising out of any other business we conduct cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account's assets, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that we conduct. However, if the Separate Account's assets exceed its liabilities, the excess is available to cover the liabilities of our General Account.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of management or investment policies or practices. There are currently twenty-one subaccounts within the Separate Account available to Contractowners and each invests only in a corresponding Eligible Portfolio.

Since we are the legal holder of the Eligible Portfolio shares in the Separate Account, we have the right to vote such shares at shareholders' meetings. To the extent required by law, we will vote in accordance with instructions from Contractowners. The number of votes for which a Contractowner has the right to provide instructions will be determined as of the record date selected by the Board of Directors of the American National Fund, the Fidelity Investments Funds and the T. Rowe Price Funds. We will furnish you proper forms, materials and reports to enable you to give us instructions if you choose.

The number of shares of an Eligible Portfolio for which you can give instructions is determined by dividing the Accumulation Value held in the corresponding subaccount by the net asset value of one share in such Eligible Portfolio. Fractional shares will be counted. Shares of an Eligible Portfolio held in a subaccount for which you have not given timely instructions and other shares held in a subaccount will be voted by us in the same proportion as those shares in that subaccount for which timely instructions are received. Voting instructions to abstain will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Eligible Portfolios in our own right.

The Separate Account is not the only separate account that invests in the Eligible Portfolios. Other separate accounts, including those funding other variable annuity contracts, variable life policies and other insurance contracts and retirement plans, invest in some of the Eligible Portfolios. We do not believe this results in any disadvantages to you. However, there is a theoretical possibility that a material conflict of interest could arise with owners of variable life insurance policies funded by the Separate Account and owners of other variable annuity contracts whose values are allocated to other separate accounts investing in the Eligible Portfolios. There is also a theoretical possibility that a material conflict could arise between the interests of Contractowners or owners of other contracts and the retirement plans which invest in the Eligible Portfolios or their participants. If a material conflict arises, we will take any necessary steps, including removing the Eligible Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Eligible Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, to take in response to those events or conflicts. See the accompanying prospectuses for the Eligible Portfolios for more information.


The Funds

Each subaccount invests in shares of a corresponding Eligible Portfolio of the American National Fund, the Fidelity Investments Funds and the T. Rowe Price Funds. The investment objectives and policies of each Eligible Portfolio are summarized below. You will be notified of and have an opportunity to instruct us how to vote on any proposed material change in the investment policy of any Eligible Portfolio in which you have an interest.

|_|      The American National Fund - currently has the following series or portfolios, each of which is an Eligible Portfolio:

    <129> American National Growth Portfolio ... seeks to achieve capital appreciation.

    <129> American National Equity Income Portfolio ... seeks to achieve growth of capital and/or current income.

    <129> American National Balanced Portfolio ... seeks to conserve principal, produce reasonable current income and achieve long-term capital appreciation.

    <129> American National Money Market Portfolio ... seeks the highest income consistent with preserving capital and maintenance of liquidity.

    <129> American National Government Bond Portfolio ... seeks to provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks through investment in a portfolio consisting primarily of securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.

    <129> American National Small-Cap/Mid-Cap Portfolio ... seeks to provide long-term capital growth by investing primarily in stocks of small to medium-sized companies.

    <129> American National High Yield Bond Portfolio ... seeks to provide a high level of current income. As a secondary investment objective, the portfolio seeks capital appreciation.

    <129> American National International Stock Portfolio ... seeks to obtain long-term growth of capital through investments primarily in the equity securities of established, non-U.S. companies.

Securities Management and Research, Inc. ("SM&R"), which is a subsidiary of American National Insurance Company, is the American National Fund's investment adviser. SM&R also provides investment advisory and portfolio management services to us and to other clients.

|_|      The Fidelity Investments Funds - currently have the following series or portfolios, each of which is an Eligible
         Portfolio:


Investment Objective

      Fidelity Investment Grade Bond Portfolio ... seeks as high a level of current income as is consistent with the preservation of capital.

      Strategy

      FMR uses the Lehman Brother's Aggregate Bond Index as a guide for structuring the fund and selecting its investments. FMR manages the fund to have a similar overall interest rate risk to the index.

      Principal Investment Strategies

      Fidelity Management & Research Company (FMR)'s principal investment strategies include:

o Normally investing at least 80% of assets in investment-grade debt securities of all types and repurchase agreements for those securities.

o Managing the fund to have similar overall interest rate risk to an index, which as of December 31, 2001, was the Lehman Brothers(R) Aggregate Bond Index.

o Allocating assets across different market sectors and maturities.

o Analyzing a security's structural features and current pricing, trading opportunities, and the credit quality of its issuer to select investments.


Investment Objective

      VIP Equity-Income Portfolio ... seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index (S&P 500(R)).

      Strategy

      Normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

      Principal Investment Strategies

      Fidelity Management & Research Company (FMR)'s principal investment strategies include:

o Normally investing at least 80% of assets in equity securities.

o Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

o Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.

o        Investing in domestic and foreign issuers.

o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


Investment Objective

      VIP High Income Portfolio ... seeks a high level of current income, while also considering growth of capital.

      Strategy

      Fidelity Management & Research Company(FMR) normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities with an emphasis on lower-quality debt securities. FMR may invest the fund's assets in non-income producing securities, including defaulted securities, common stocks, and in companies that are in troubled or uncertain financial condition. FMR currently intends to limit common stocks to 10% of the fund's total assets.

      Principal Investment Strategies

      Fidelity Management & Research Company (FMR)'s principal investment strategies include:

o Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

o Potentially investing in non-income producing securities, including defaulted securities and common stocks.

o Investing in companies in troubled or uncertain financial condition.

o        Investing in domestic and foreign issuers.

o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


Investment Objective

      VIP Growth Portfolio ... seeks to achieve capital appreciation.

      Strategy

      Normally investing primarily in common stocks. Fidelity Management & Research (FMR) normally invests the fund's assets primarily in common stocks of companies that FMR believes to have above-average growth potential(stocks of these companies are often called 'growth' stocks). Growth may be measured by factors such as earnings or revenue. FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

      Principal Investment Strategies
      Fidelity Management & Research Company (FMR)'s principal investment strategies include:

o        Normally investing primarily in common stocks.

o Investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks).

o        Investing in domestic and foreign issuers.

o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


Investment Objective

      VIP Overseas Portfolio ... seeks long-term growth of capital.

      Strategy

      Fidelity Management and Research Company(FMR) normally invests at least 80% of the fund's assets in non-U.S. securities, primarily in common stocks. FMR normally diversifies the fund's investments across different geographic regions and individual countries. FMR will consider the size of the market in each country and region relative to the size of the international market as a whole. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors include growth potential, earnings estimates, and management.

      Principal Investment Strategies

      Fidelity Management & Research Company (FMR)'s principal investment strategies include:

o        Normally investing at least 80% of assets in non-U.S. securities.

o        Normally investing primarily in common stocks.

o Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


Investment Objective

      VIP Money Market Portfolio ... seeks as high a level of current income as is consistent with preservation of capital and liquidity.

      Strategy

      FMR will invest the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. FMR will invest more than 25% of the fund's assets in the financial services industry.

      Principal Investment Strategies

      Fidelity Management & Research Company (FMR)'s principal investment strategies include:

o Investing in U.S. dollar-denominated money market securities and repurchase agreements, and entering into reverse repurchase agreements.

o Investing more than 25% of total assets in the financial services industries.

o Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.


Investment Objective

      VIP Asset Manager Portfolio ... seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

      Strategy

      Fidelity Management & Research Company(FMR) allocates the fund's assets among the following asset classes, or types of investments within the following investment parameters: 30-70% in stocks (equities), 20-60% in bonds (intermediate- to long-term debt securities) and 0-50% in short-term/ money market instruments. The expected neutral mix will consist of 50% in stocks, 40% in bonds and 10% in short-term and money market instruments.

      Principal Investment Strategies

      Fidelity Management & Research Company (FMR)'s principal investment strategies include:

o Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.

o Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.

o Adjusting allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%).

o        Investing in domestic and foreign issuers.

o Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.


Investment Objective

      VIP Index 500 Portfolio ... seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500SM Index (S&P 500(R)).

      Strategy

      Fidelity Management & Research Company (FMR) normally invests at least 80% of the fund's assets in common stocks of companies included in the S&P
      500. Because FMR may use statistical sampling techniques to attempt to replicate the returns of the S&P 500, the fund may not always hold all of the same securities as the index and may not track the index perfectly.

      Principal Investment Strategies

      Fidelity Management & Research Company (FMR) principal investment strategies include:

o Normally investing at least 80% of assets in common stocks included in the S&P 500.

o Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth.

o        Lending securities to earn income for the fund.

Investment Objective

      VIP Contrafund Portfolio ... seeks long-term capital appreciation.

      Strategy

      Normally investing primarily in common stocks. The fund invests in securities of companies whose value it believes is not fully recognized by the public. This strategy can lead to investments in domestic or foreign issuers. Fidelity Management & Research Company(FMR) may invest in either 'growth' stocks or 'value' stocks or both.

      Principal Investment Strategies

      Fidelity Management & Research Company (FMR)'s principal investment strategies include:

o        Normally investing primarily in common stocks.

o Investing in securities of companies whose value it believes is not fully recognized by the public.

o        Investing in domestic and foreign issuers.

o Investing in either "growth" stocks or "value" stocks or both.

o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. Investment Objective


Investment Objective

      VIP Asset Manager: Growth Portfolio ... seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

      Strategy

      Fidelity Management & Research (FMR) allocates the fund's assets among the following classes, or types of investments: stock classes between 50% and 100%, bonds between 0% and 50%, and short-term money market instruments between 0% and 50%, The fund has an approximate 'neutral' mix of 70% stocks, 25% bonds and 5% short-term and money market instruments.

      Principal Investment Strategies

      Fidelity Management & Research Company (FMR)'s principal investment strategies include:

o Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.

o Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.

o Adjusting allocation among asset classes gradually within the following ranges: stock class (50%-100%), bond class (0%-50%), and short-term/money market class (0%-50%).

o        Investing in domestic and foreign issuers.

o Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.


Investment Objective

      VIP Growth Opportunities Portfolio ... seeks to provide capital growth.

      Strategy

      FMR normally invests the fund's assets primarily in common stocks of foreign or/and domestic issuers. FMR is not constrained by any particular investment style. FMR may tend to buy 'growth' stocks or 'value' stocks or both.

      Principal Investment Strategies

      Fidelity Management & Research Company (FMR)'s principal investment strategies include:

o        Normally investing primarily in common stocks.

o        Investing in domestic and foreign issuers.

o Investing in either "growth" stocks or "value" stocks or both.

o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


Investment Objective

      VIP Growth & Income Portfolio ... seeks high total return through a combination of current income and capital appreciation.

      Strategy

      Normally investing primarily in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. The fund may invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends but offer prospects for future income or capital appreciation.

      Principal Investment Strategies

      Fidelity Management & Research Company (FMR)'s principal investment strategies include:

o Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.

o Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

o        Investing in domestic and foreign issuers.

o Investing in either "growth" stocks or "value" stocks or both.

o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


Investment Objective

      VIP Balanced Portfolio ... seeks income and capital growth consistent with reasonable risk.

      Strategy

      FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the Portfolio's assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities. FMR will invest at least 25% of its total assets in fixed-income senior securities (including debt securities and preferred stock).

      Principal Investment Strategies

      Fidelity Management & Research Company (FMR)'s principal investment strategies include:

o Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.

o Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).

o        Investing in domestic and foreign issuers.

o With respect to equity investments, emphasizing above-average income-producing equity securities, which tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.

o Analyzing an issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value to select investments.


Investment Objective

   VIP Mid Cap Portfolio ... seeks long-term growth of capital.

      Strategy

      Fidelity Management & Research Company(FMR) normally invests at least 80% of total assets in securities of companies with medium market capitalizations. FMR normally invests the fund's assets primarily in common stocks.

      Principal Investment Strategies

      Fidelity Management & Research Company (FMR)'s principal investment strategies include:

o        Normally investing primarily in common stocks.

o Normally investing at least 80% of assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap(R) Index or the Standard & Poor's(R) MidCap 400 Index (S&P(R) MidCap
               400)).

o Potentially investing in companies with smaller or larger market capitalizations.

o        Investing in domestic and foreign issuers.

o Investing in either "growth" stocks or "value" stocks or both.

o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

The Fidelity Management & Research Company ("FMR") is the Fidelity InvestmentsFunds' investment adviser. FMR provides a number of mutual funds and other clients with investment research and portfolio management services. FMR maintains a large staff of experienced investment personnel and a full complement of related support facilities.

|_|      The T. Rowe Price Funds - currently have the following series or portfolios, all of which are Eligible Portfolios:

   <129> T. Rowe Price Equity Income Portfolio ... seeks to provide substantial dividend income as well as long-term growth of capital through investments in common stocks of established companies. The portfolio will normally invest at least 65% of its assets in the common stocks of well-established companies paying above-average dividends.

   <129> T. Rowe Price Mid-Cap Growth Portfolio ... seeks to achieve long term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. The portfolio will invest at least 65% of its assets in diversified portfolio of common stocks of mid-cap companies whose earnings are expected to grow at a faster rate than the average company. The portfolio considers "mid-cap companies" as companies with market capitalizations (number of shares outstanding multiplied by share price) between $300 million and $5 billion. Most of the portfolio's assets will be invested in U. S. common stocks.

   <129> T. Rowe Price International Stock Portfolio ... seeks to provide long-term growth of capital through investments primarily in common stocks of established non-U.S. companies. The portfolio expects to invest substantially all of the portfolio's assets (with a minimum of 65%) in established companies beyond U.S. borders. The portfolio's focus will typically be on large and, to a lesser extent, medium-sized companies.

T. Rowe Price Associates, Inc. is responsible for selection and management of the portfolio investments of T. Rowe Price Equity Securities and T. Rowe Price Fixed Income Securities. Rowe Price-Fleming International, Inc., a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited, is responsible for selection and management of the portfolio investments of T. Rowe Price International Series.

The accompanying prospectuses should be read in conjunction with this prospectus before investing and contain a full description of the American National Fund, the Fidelity Investments Funds and the T. Rowe Price Funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation.

We have arrangements to provide services to certain Eligible Portfolios for which the advisor or distributor of such portfolios pays us fees. The fees are based upon an annual percentage of the average aggregate net amount invested by us in such Eligible Portfolios. Some advisors or distributors pay us higher fees than others. The Eligible Portfolios are sold only to registered separate accounts of insurance companies offering variable annuity and variable life insurance contracts and, in some cases, to certain qualified pension and retirement plans. The Eligible Portfolios are not sold to the general public and should not be mistaken for other eligible portfolios offered by the same sponsor or that have similar names.


Changes in Investment Options

 We may establish additional subaccounts which would invest in portfolios of other eligible portfolios chosen by us. We may also, from time to time, discontinue the availability of existing subaccounts. If we do, we may, by appropriate endorsement, make such changes to the Contract as we believe are necessary or appropriate. In addition, if a subaccount is discontinued, we may redeem shares in the corresponding Eligible Portfolio and substitute shares of another eligible portfolios. We will not do so, or make other changes, without prior notice to you and without complying with other applicable laws. Such laws may require approval by the SEC and the Texas Department of Insurance.

If we deem it to be in your best interest, and subject to any required approvals, we may combine the Separate Account with another of our separate accounts.

Fixed Account
Before the Annuity Date, you can allocate all or a portion of your Purchase Payment to the Fixed Account. Subject to certain limitations, you can also transfer Accumulation Value from the subaccounts to the Fixed Account. Transfers from the Fixed Account to the subaccounts are restricted. (See "Transfers Before Annuity Date," page 19.)

We guarantee that we will credit interest to the Fixed Account at an effective annual rate of at least 3.0% compounded daily. We may, at our discretion, declare higher interest rate(s) for amounts allocated or transferred to the Fixed Account.

Purchase Payments allocated to and transfers from a subaccount to the Fixed Account are placed in our General Account. We have sole discretion regarding the investment of and bear the investment risk with respect to the assets in our General Account. You bear the risk that the declared rate will fall to a lower rate after the expiration of a declared rate period. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "`33 Act") and the General Account has not been registered as an investment company under the Investment Company Act of 1940 (the "`40 Act"). Accordingly, neither the General Account nor any interest therein is generally subject to the provisions of the `33 Act or `40 Act. We understand that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account portion of the Contract. However, disclosures regarding the Fixed Account portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

Federal Tax MatterS

The following discussion is general and is not tax advice.


Introduction

The following summary describes some of the federal income tax rules that apply to a Contract. This summary is not complete and does not cover all tax situations. Special tax rules, not discussed here, may apply to certain individuals. This discussion is not tax advice. You should consult a competent tax adviser for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not know if these laws will change or how the Internal Revenue Service (the "IRS") will interpret them. Moreover, the discussion below does not consider any applicable state or other tax laws. We have included additional discussion regarding taxes in the Statement of Additional Information.


Tax Status of the Contracts

The following discussion assumes that the Contract will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information explains the requirements for qualifying as an annuity contract.


Taxation of Annuities in General

If you are a natural person, you generally will not be taxed on increases in the Accumulation Value until you receive payments under the Contract. Any distribution of payments, including a full or partial surrender of a Contract, may subject you to income tax. If you assign or pledge (or agree to assign or pledge) any portion of a Contract's Accumulation Value, this generally will be considered a distribution of payments to you and may be taxable.

Corporations, partnerships, trusts, and other entities that own a Contract generally must include in income increases in the excess of the Accumulation Value over the investment in the contract. There are some exceptions to this rule and such a prospective Contractowner should discuss these with a tax adviser.

The "investment in the contract" generally equals the amount, if any, of Purchase Payments paid with after-tax dollars (that is, purchase payments that were not excluded from the individual's gross income), less any amounts withdrawn that were not taxable.

The following discussion applies to Contracts owned by natural persons.


Withdrawals

If you make a partial surrender from a Non-Qualified Contract (including Systematic Withdrawals), the amount received will be taxed as ordinary income, up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Contract at that time. In the case of a full surrender under a Non-Qualified Contract, the amount received generally will be taxable as ordinary income to the extent it exceeds the investment in the Contract.


Penalty Tax

For all distributions from Non-Qualified Contracts, there is a federal penalty tax equal to 10% of the amount treated as taxable income. However, in general, there is no penalty tax on distributions:

o  made after the taxpayer reaches age 591/2;

o  made as a result of the death of the Contractowner;

o  attributable to the taxpayer becoming disabled; or

o made as part of a series of substantially equal periodic payments for the life, or life expectancy, of the taxpayer.

There are other exceptions and special rules may apply to the exceptions listed above. You should consult a tax adviser with regard to exceptions from the penalty tax.


Annuity Payments

Although the tax consequences may vary depending on the annuity payment method elected under the contract, generally only the portion of the annuity payment that represents the amount by which the Accumulation Value exceeds the investment in the contract will be taxed.

o For variable annuity payments, in general the taxable portion of each annuity payment is determined by a formula which establishes a specific non-taxable dollar amount of each annuity payment. This dollar amount is determined by dividing the investment in the contract by the total number of expected annuity payments.

o For fixed annuity payments, in general there is no tax on the portion of each annuity payment which reflects the ratio that the investment in the contract bears to the total expected value of annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable.

In all cases, after the investment in the Contract is recovered, the full amount of any additional annuity payments is taxable.


Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are taxable to the recipient as follows:

o if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or

o if distributed under an annuity option, they are taxed in the same way as annuity payments, as described above.

Transfers or Assignments of a Contract

A transfer or assignment of a Contract, the designation of certain Annuitants, or the selection of certain Annuity Dates may result in tax consequences that are not discussed herein. You should consult a tax advisor as to the tax consequences of any such transaction.


Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified annuity contract to contain certain provisions concerning how an interest in the contract is distributed on the owner's death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We may modify the Contracts if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Withholding

Annuity distributions generally are subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions. Withholding is mandatory for certain Qualified Contracts.


Multiple Contracts

All non-qualified, deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income when a taxable distribution occurs. In addition, there may be other situations in which the U.S. Treasury Department may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner (it has authority to issue regulations on aggregating multiple contracts). Accordingly, you should consult a tax advisor before purchasing more than one annuity contract.


Exchanges

Section 1035 of the Internal Revenue Code (the "Code") provides generally for tax-free exchanges of one annuity contract for another. A number of special rules and procedures apply to section 1035 exchanges. Anyone wishing to take advantage of section 1035 should consult a tax advisor.


Taxation of Qualified Contracts

The Qualified Contracts are designed for retirement plans that qualify for special income tax treatment under Sections 401(a), 403(b), 408, (408A) or 457 of the Code. Certain requirements apply to the purchase of a Qualified Contract and to distributions therefrom in order for you to receive favorable tax treatment. The following discussion assumes that Qualified Contracts qualify for the intended special federal income tax treatment.

The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. In general, adverse tax consequences may result from:

o  contributions made in excess of specified limits;

o  distributions received prior to age 591/2 (subject to certain exceptions);

o distributions that do not conform to specified commencement and minimum distribution rules;

o  aggregate distributions in excess of a specified annual amount; and

o  contributions or distributions made in other circumstances.

The terms and conditions of the retirement plans may limit the rights otherwise available to you under a Qualified Contract. You are responsible for determining that contributions, distributions and other transactions with respect to a Qualified Contract comply with applicable law. If you are considering purchasing an annuity contract for use with any qualified retirement plan, you should get legal and tax advice.


Distributions from Qualified Contracts

Annuity payments from Qualified Contracts are generally taxed in the same manner as under a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, all or some of the amount received is taxable. For Qualified Contracts, the investment in the contract can be zero; in that case, the full amount of all distributions would be taxable. Distributions from certain qualified plans are generally subject to mandatory withholding.

For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must begin by the later of April 1 of the calendar year following the calendar year in which the Contractowner (or plan participant): (a) reaches age 701/2; or (b) retires. Distributions must be made in a specified form and manner. If the participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the policy owner (or plan participant) reaches age 701/2. For Individual Retirement Annuities (IRAs) described in Section 408 of the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the policy owner (or plan participant) reaches age 701/2.


Corporate and Self-Employed Pension and Profit Sharing Plans

Section 401(a) of the Code permits employers to establish retirement plans for employees and permits self-employed individuals to establish retirement plans for themselves and their employees. Adverse tax or other legal consequences to the plan, to the Plan Participant, or to both may result if this Contract is purchased by a 401(a) plan and later assigned or transferred to any individual. Employers intending to use the Contract with such plans should consult a tax advisor.

Tax Sheltered Annuities

Under Code Section 403(b), public school systems and certain tax-exempt organizations may purchase annuity contracts for their employees. Generally, payments to Section 403(b) annuity contracts will be excluded from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. Under Section 403(b) annuity contracts, the following amounts may only be distributed upon death of the employee, attainment of age 591/2, separation from service, disability, or financial hardship:

   (a) elective contributions made in years beginning after December 31, 1988;

   (b) earnings on those contributions; and

   (c) earnings in such years on amounts held as of the last year beginning before January 1, 1989.

In addition, income attributable to elective contributions may not be distributed in the case of hardship.


Individual Retirement Annuities

Section 408 of the Code permits certain eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." Section 408 of the Code limits the amount which may be contributed to an IRA each year to the lesser of $2,000 or 100% of the Contractowner's adjusted gross income. These contributions may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. Distributions prior to age 591/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

[Roth IRAs. Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 591/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.]


SIMPLE Individual Retirement Annuities

Certain small employers may establish SIMPLE plans (Savings Incentive Match Plans) as provided by Section 408(p) of the Code. Under these plans employees may defer a percentage of compensation of up to certain dollar amount. The sponsoring employer is required to make a matching contribution. Distributions from a SIMPLE plan are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 591/2 are subject to a 10% penalty tax, which increases to 25% if the distribution occurs during the first two years the employee participates in the plan.


Deferred Compensation Plans

Section 457 of the Code provides for certain deferred compensation plans available with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. Under non-governmental plans, all amounts are subject to the claims of general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, distributions from a deferred compensation plan are prohibited unless made after the Plan Participant attains age 701/2, separates from service, dies, or suffers an unforeseeable financial emergency. Distributions under these plans are taxable as ordinary income in the year paid or made available. Adverse tax consequences may result from certain distributions that do not conform to applicable commencement and minimum distribution rules.


Possible Changes in Taxation

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means (such as U.S. Treasury Department regulations, Internal Revenue Service revenue rulings, and judicial decisions). It is possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax advisor regarding such developments and their effect on the Contract.


All Contracts

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules may apply with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contractowner or recipient of a distribution. A tax adviser should be consulted for further information.

Performance
Performance information for the subaccounts may appear in reports and advertising to current and prospective Contractowners. The performance information is based on historical investment experience of the subaccounts and the Eligible Portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Eligible Portfolio share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contractowner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

Some subaccounts may also advertise yield. These measures reflect the income generated by an investment in the subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load.

The Fidelity Money Market subaccount and the American National Money Market subaccount may advertise their current and effective yield. Current yield reflects the income generated by an investment in the subaccount over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The Fidelity Investment Grade Bond and the Fidelity High Income subaccounts may advertise a 30-day yield which reflects the income generated by an investment in the subaccount over a 30-day period.

Distributor of Contracts
Securities Management and Research, Inc. ("SM&R"), 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, our wholly-owned subsidiary, is the principal underwriter of the Contracts. SM&R was organized under the laws of the State of Florida in 1964; is a registered broker/dealer; and is a member of the National Association of Securities Dealers.

SM&R's registered representatives selling Contracts receive commissions from SM&R. After issuance of the Contract, broker-dealers will receive commissions aggregating up to 8.0% of the Purchase Payments. In addition, after the first Contract Year, broker-dealers who have distribution agreements with us may receive an annual commission of up to 0.25% of the Contract's Accumulation Value.

Legal Matters
Various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contracts under Texas insurance law, have been reviewed by Greer, Herz and Adams, LLP, General Counsel.

Legal Proceedings
The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or us.

EXPERTS
The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 2002 and 2001 and for each of the years in the three-year period ended December 31, 2002 and the statements of net assets of American National Variable Annuity Separate Account as of December 31, 2002, the related statement of operations for the year then ended and the related statements of changes in net assets for each of the years in the two-year period then ended, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2002 consolidated financial statements of American National Insurance Company and subsidiaries refers to the company's change in accounting method for goodwill during 2002.

Additional Information
A registration statement describing the Contracts has been filed with the Securities and Exchange Commission under the `33 Act. This Prospectus does not contain all information in the registration statement, to which reference is made for further information concerning us, the Separate Account and the Contracts offered hereby. Statements contained in

Financial Statements
Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. The financial statements can be found in the Statement of Additional Information.

Table of Contents of Statement of Additional Information
                                                                            Page
The Contracts ..............................................................  3
Valuation of Accumulation Units.............................................  3
Computation of Variable Annuity Payments....................................  3
Annuity Unit Value .........................................................  4
Summary.....................................................................  4
Exceptions to Charges.......................................................  5
Termination of Contracts....................................................  5
Group Unallocated Contracts..............................  .................  5
Additional Federal Tax Matters.............................................  6
Limits on Subsequent Purchase Payments
 (Under the Internal Revenue Code)..........................................  6
Taxation of American National...............................................  6
Tax Status of the Contracts.................................................  7
Diversification Requirement................................................. 7
Required Distributions......................................................  7
Assignment..................................................................  7
Distribution of the Contracts................................................ 8
Records and Reports.......................................................... 8
Performance ................................................................. 9
Total Return ................................................................ 9
Yields ...................................................................... 10
State Law Differences........................................................ 10
Separate Account............................................................. 10
Termination of Participating Agreements...................................... 11
Financial Statements ........................................................ 14
Financials .................................................................. 16

                                               This page left blank
intentionally.

                       [GRAPHIC OMITTED][GRAPHIC OMITTED]

Form 5774                                                              Rev. 5-03

INVESTRAC GOLD Variable Annuity Contracts
Issued by American National Insurance Company
Home Office  One Moody Plaza  Galveston TX 77550-7999
Prospectus  May 1, 2003   1-800-306-2959
This prospectus describes a group unallocated variable annuity contract.

You can allot contract value to American National Variable Annuity Separate Account, which reflects the investment performance of the following eligible portfolios selected by you, or our Fixed Account which earns a guaranteed minimum rate. At this time, you can allot your contract value to the following mutual fund portfolios:

American National Fund
o  Growth Portfolio
o  Equity Income Portfolio
o  Balanced Portfolio
o  Money Market Portfolio
Fidelity Investments Funds Service Class 2 o VIP Equity Income Portfolio o VIP High Income Portfolio o VIP Growth Portfolio o VIP Overseas Portfolio o VIP Money Market Portfolio o VIP Investment Grade Bond Portfolio o VIP Asset ManagerSM Portfolio o VIP Index 500 Portfolio o VIP Contrafundc Portfolio o VIP Asset Manager: GrowthSM Portfolio

This prospectus contains information that you should know before purchasing a contract. Additional information about the contract is contained in a Statement of Additional Information ("SAI") filed with the Securities and Exchange Commission, ("SEC") which is incorporated by reference into this Prospectus. You may obtain a free copy of the SAI, which is dated the same date as this prospectus, by writing or calling us at our home office. The table of contents of the SAI is on page 31 of this prospectus. The SEC maintains an internet website (http://www.sec.gov) that contains material incorporated by reference into this prospectus, SAI and other information regarding companies that file electronically with the SEC.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Interests in the Contract are not deposits or obligations of, or guaranteed or endorsed by any bank, nor is the Contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves investment risk, including possible loss of principal.

For a full description of the American National Fund and Fidelity Investment Funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation, see their prospectuses.

Please read this prospectus carefully and keep it for future reference.

Form 1005                                                              Rev. 5-03

TABLE OF CONTENTS
                                                                            Page
Glossary....................................................................  4
Introduction.................................................................  6
  What is the Purpose of the Contract?.....................................  6
  What are the Investment Options?..........................................  6
  How Do I Purchase a Contract?.............................................  6
  How Do I Allot Purchase Payments?..........................................  7
  Can I Transfer Amounts Between the Investment Alternatives?...............  7
  Market Timing................................................................7
  Can I Make Withdrawals?....................................................  8
  Is an Annuity Available?...................................................  8
  What are the Charges and Deductions Under the Contract?....................  8
  What are the Tax Consequences Associated with the Contract?...............  8
  If I Have Questions, Where Can I Go?.......................................  9
Contractowner Transaction Expenses..........................................  10
  Sales Load as a Percentage of Purchase Payments..........................  10
  Deferred Sales Load ("Surrender Charges").................................  10
Accumulation Unit Values.....................................................12
Contract.....................................................................14
  Type of Contract...........................................................14
  Contract Application and Purchase Payments.................................14
  Allocation of Purchase Payments...........................................14
  Crediting of Accumulation Units...........................................14
  Determining Accumulation Unit Values......................................15
  Transfers..................................................................15
Charges and Deductions........................................................16
  Surrender Charge..........................................................16
  Other Charges..............................................................16
  Deduction of Fees.........................................................17
  Exceptions to Charges.....................................................17
Distributions Under the Contract............................................18
  Surrenders.................................................................18
Annuity Payments..............................................................19
  Annuity Options.............................................................19
  Annuity Provisions..........................................................20

                                                                            Page
The Company, Separate Account, Funds
  and Fixed Account...........................................................21
  American National Insurance Company.........................................21
  The Separate Account........................................................21
  The Funds..................................................................22
  Changes in Investment Options..............................................25
  Fixed Account...............................................................25
Federal Tax Matters..........................................................26
  Introduction................................................................26
  Taxation of Annuities in General............................................26
   Qualified Contracts........................................................26
Performance...................................................................27
Distributor of the Contract...................................................28
Legal Matters.................................................................28
Legal Proceedings............................................................28
Experts.......................................................................28
Additional Information........................................................29
Financial Statements.........................................................29
Table of Contents of Statement of Additional Information.....................30

GLOSSARY
Accumulation Period. The time between the date Accumulation Units are 3 first purchased by us and the date the Contract is surrendered.

Accumulation Unit. A unit used by us to calculate a Contract's value during the Accumulation Period.

Accumulation Value. The sum of (1) the value of your Accumulation Units and (2) value in the Fixed Account.

American National Fund. American National Investment Accounts, Inc.

Company ("we", "our" or "us" ). American National Insurance Company.

Contract. The contract described in this Prospectus.

Contractowner ("You"). Unless changed by notice to us, the Contractowner is the entity stated in the application.

Contract Anniversary. An anniversary of the date the Contract was issued.

Contract Year. A one-year period commencing on either the date of issue or a Contract Anniversary.

Deferred Annuity Contract. A Contract in which annuity payments commence at some future date.

Eligible Portfolio. A Portfolio which corresponds to a subaccount.

Fidelity Investment Funds. Fidelity Variable Insurance Products Initial Class.

Fixed Account. A part of our General Account which will accumulate interest at a fixed rate.

General Account. All of our assets except those segregated in separate accounts.

Group Unallocated Contract. A contract in which all Accumulation Units are credited to one accumulation account.

Non-Qualified Contract. A Contract issued in connection with a retirement plan that does not receive favorable tax treatment under the Internal Revenue Code.

Plan. A document or agreement defining retirement or other benefits and those eligible to receive them. A Plan is not a part of a Contract and we are not a party to a Plan.

Portfolio. A series of a mutual fund designed to meet specified investment objectives.

Purchase Payment. A payment made to us less any premium tax charges.

Qualified Contract. A Contract issued in connection with a retirement plan that receives favorable tax treatment under the Internal Revenue Code.

Valuation Date. Each day the New York Stock Exchange ("NYSE") is open for regular trading, except for the day after Thanksgiving and the day after Christmas. Accumulation Values are calculated and redemptions, transfers, and purchases are made only on Valuation Dates.

Valuation Period. The close of business on one Valuation Date to the close of business on another.

INTRODUCTION

What is the Purpose of the Contract?

The Contract allows the accumulation of funds, on a tax-deferred basis, at rates that will increase or decline in value based on the performance of investments you choose.


What are the Investment Options?

You can invest Purchase Payments in one or more of the following subaccounts of the Separate Account, each of which invests exclusively in shares of a corresponding Eligible Portfolio:

|X|

o American National Money Market o American National Balanced o American National Equity Income o American National Growth o Fidelity VIP Investment Grade Bond o Fidelity VIP Asset ManagerSM o Fidelity VIP Index 500 o Fidelity VIP Money Market o Fidelity VIP Equity-Income o Fidelity VIP High Income o Fidelity VIP Growth o Fidelity VIP Overseas o Fidelity VIP Contrafundc o Fidelity VIP Asset Manager: GrowthSM

Each such subaccount and corresponding Eligible Portfolio has its own investment objective (See "The Funds" at page 22). There is no assurance that Eligible Portfolios will achieve their investment objectives. Accordingly, you could lose some or all of the Contract value.

You can also invest in our Fixed Account.


How Do I Purchase a Contract?

You can purchase a Contract by submitting a completed application and the minimum Purchase Payment to our home office. You must make at least a $2,000 minimum initial Purchase Payment and at least $100 subsequent Purchase Payments. We may change these amounts.

Without our prior approval, the maximum Purchase Payment under a Contract is $1,000,000.

For a limited time, usually ten days after you receive the Contract, you can return the Contract to our home office and receive a refund. (See "Contract Application and Purchase Payments" on page 14.)

The contract is not available in some states. You should rely only on the information contained or incorporated by reference in this prospectus. We have not authorized anyone to provide you with information that is different.

How Do I Allot Purchase Payments?

You can allot Purchase Payments among the 14 currently available subaccounts and the Fixed Account. You cannot allot less than 10% of a Purchase Payment to any one investment option.


Can I Transfer Amounts Among the Investment Alternatives?

You can make transfers among subaccounts and to our Fixed Account at any time. Transfers from our Fixed Account are limited. (See "Transfers" on page 15 for additional limitations.)

The first twelve transfers each Contract Year among the subaccounts or to the Fixed Account are free. Additional transfers will be subject to a $10.00 exchange fee.

You should periodically review allocations among the subaccounts and the Fixed Account to make sure they fit the current situation and financial goals.

You can make allotment changes either in writing or during our normal business hours by telephone if a telephone authorization form is on file with us. We will employ reasonable procedures to confirm that telephone instructions are genuine.

These procedures may include requiring callers to identify themselves and the policy owner or others (e.g., beneficiary) by name, social security number, date of birth, or other identifying information. There are risks associated with telephone transactions that do not exist if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine. We may record telephone requests. We can not guarantee that we will be available to accept telephone transfer instructions.

The contracts are first and foremost annuity policies, designed for retirement or other long-term financial planning, and are not designed for or appropriate for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to an underlying portfolio and harmful to other policy owners invested in the portfolio. We therefore reserve the right to reject any transfer request (or premium payment) from any person if, in our judgment, an underlying portfolio or other policy owners would potentially be adversely affected or if an underlying portfolio objects to or would reject our transaction order. We may impose severe restrictions on transfers or even prohibit them for particular policy owners who, in our view, have abused or appear likely to abuse the transfer privilege.


Market Timing

Without in any way limiting our ability to determine that other situations or practices adversely affect an underlying portfolio or other contract owners, if within any 120-day period, you make more than one sale involving a redemption of any shares of a portfolio that were purchased within the 60-day period prior to such redemption, we may refuse to honor any such sale or transfer or place restrictions on your transfer privileges. Purchases and redemptions made under any special programs, such as dollar cost averaging or rebalancing, are not included in this standard.


Can I Make Withdrawals?

By written request to us, you can withdraw all or part of the Accumulation Value at any time. Such withdrawal may be subject to a Surrender Charge, an IRS penalty tax and income tax. Such withdrawal may also be subject to Plan restrictions.


Is An Annuity Available?

You can select from a number of annuity options, either fixed or variable, each of which provides a different level and number of annuity payments. The annuity options include payments

o  for the life of a Plan Participant

o for the life of a Plan Participant, with a guarantee that such payments will continue for at least 10 or 20 years

o made jointly to a Plan Participant and another named individual with a right of survivorship.

(See "Annuity Options," page 19).


What are the Charges and Deductions Under the Contract?

We do not currently deduct a sales charge when you purchase a Contract. We may deduct a surrender charge up to 4% of Purchase Payments withdrawn. We also charge a daily administrative asset fee. Such expense charge equals, on an annual basis, 0.10% of the Contract's daily Accumulation Value.

We charge a daily amount equal, on an annual basis, a mortality and expense risk fee of .85% of the Contract's daily Accumulation Value to meet our death benefit obligations and to pay expenses.

Additional charges may be made by us for premium taxes when incurred.


What are the Tax Consequences Associated With the Contract?

You are generally required to pay taxes on amounts earned in a Non-Qualified Contract only when they are withdrawn. When you take distributions or withdrawals from a deferred Contract, taxable earnings are considered to be paid out first, followed by the investment in the Contract. All or a portion of each annuity payment you receive under a Non-Qualified Contract will be taxable.

Distributions from a Contract are taxed as ordinary income. You may owe a 10% federal income tax penalty for distributions or withdrawals taken before age 591/2.

You generally are required to pay taxes on all amounts withdrawn from a Qualified Contract. Restrictions and penalties may apply to withdrawals from a Qualified Contract.

If I Have Questions, Where Can I Go?

If you or the plan administrator have any questions about the Contract, you or the plan administrator can contact your registered representative or write us at P.O. Box 1893, Galveston, Texas 77553-1893. You can call us at 1-800-306-2959.

CONTRACT OWNER TRANSACTION EXPENSES
The following table summarizes the charges we will make. The table also summarizes the fees and expenses of the Eligible Portfolios. You should consider this information with the information under the heading "Charges and Deductions" on page 16.


Sales Load as a Percentage of Purchase Payments      0%
Deferred Sales Load ("Surrender Charge")

           Contract Years               Applicable Surrender Charge
                as a
            Percentage of
           Each Withdrawal
----------------------------------------------------------------------------

                  1                                4.0
                  2                                3.5
                  3                                3.0
                  4                                2.5
                  5                                2.0
                  6                                1.5
                  7                                1.0
          8 and thereafter                          0.0

Exchange Fee                                                     $10
(there is no exchange fee for
the first twelve transfers)
Annual Contract Fee                                             $  0

Separate Account Annual Expenses
The next table shows the minimum and maximum total operating expenses charged by the Eligible Portfolio that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Portfolios fees and expenses is contained in the prospectus for each Eligible Portfolio.

                                                  Minimum1             Maximum2
             Total Expenses                        0.29%                  1.03%


1 Fidelity Money Market

2 Fidelity Asset Manager Growth

Example:  Group Unallocated Contract
If you surrender your Group Unallocated Contract at the end of the applicable time period:

You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:

(3) If you surrender your contract at the end of the applicable time period:

1 year                      3 years                   5 years           10 years
$590                        900                       1230                 2170

You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:
(4)      If you do not surrender your Contract

1 year                      3 years                   5 years          10 years
$190                        580                       1000                2170

You should not consider the examples as representative of past or future expenses. The examples do not include the deduction of any state premium taxes assessed.

The purpose of the preceding table is to assist you in understanding the various costs and expenses the Contract will bear directly or indirectly. The table reflects expenses of the Separate Account and the Eligible Portfolios. The expenses shown above for the Eligible Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account's assets or reductions from Accumulation Value. These expenses are taken into consideration in computing each portfolio's net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of an Eligible Portfolio. Annual Contract fees are deducted pro rata from each subaccount and our Fixed Account. For a more complete description of the various costs and expenses of the American National Fund and the Fidelity Invesments Funds, see their Prospectuses.



ACCUMULATION UNIT VALUES
(For an accumulation unit outstanding throughout the period)

                             Year Ended December 31,


Group contracts in the accumulation period     2002            2001     2000     1999      1998

---------------------------------------------- --------------- -------- -------- --------- ---------
American National Growth Portfolio
Accumulation unit value at beginning of        $1.82           $2.520   $2.618   $2.302    $1.968
period
Accumulation unit value at end of period       $1.30           $2.079   $2.520   $2.618    $2.302
Number of accumulation units outstanding at
   end of period                               1,564,834       430      430      3,291     2,746

American National Money Market Portfolio
Accumulation unit value at beginning of        $1.24           $0.00    $0.000   $0.000    $1.101
period
Accumulation unit value at end of period       $1.23           $0.00    $0.000   $0.000    $0.000
Number of accumulation units outstanding at
   end of period                               377,790         0        --       --        --

American National Balanced Portfolio
Accumulation unit value at beginning of        $1.74           $1.906   $1.848   $1.729    $1.504
period
Accumulation unit value at end of period       $1.60           $1.782   $1.906   $1.848    $1.729
Number of accumulation units outstanding at
   end of period                               719,597         3,579    3,579    3,659     3,400

American National Equity Income Portfolio
Accumulation unit value at beginning of        $2.23           $2.800   $2.523   $2.178    $1.903
period
Accumulation unit value at end of period       $1.89           $2.386   $2.800   $2.523    $2.178
Number of accumulation units outstanding at
   end of period                               2,099,438       489      489      500       454

Fidelity VIPII Investment Grade Bond
Accumulation unit value at beginning of        $1.55           $1.486   $1.349   $1.378    $1.283
period
Accumulation unit value at end of period       $1.69           $1.597   $1.486   $1.349    $1.378
Number of accumulation units outstanding at
   end of period                               333,322         2,968    2,968    4,934     5,606

Fidelity VIPII Asset Manager
Accumulation unit value at beginning of        $1.55           $0.00    $1.976   $1.798    $1.583
period
Accumulation unit value at end of period       $1.29           $1       $0.000   $1.976    $1.798
Number of accumulation units outstanding at
   end of period                               225,276         0        0        104,346   92,333

Fidelity VIPII Index 500
Accumulation unit value at beginning of        $2.51           $3.371   $3.752   $3.148    $2.487
period
Accumulation unit value at end of period       $1.93           $2.935   $3.371   $3.752    $3.148
Number of accumulation units outstanding at
   end of period                               1,742,314       595      595      3,150     2,704





Fidelity VIP Money Market
Accumulation unit value at beginning of        $1.31           $1.361   $1.291   $1.242    $1.196
period
Accumulation unit value at end of period       $1.31           $1.405   $1.361   $1.291    $1.242
Number of accumulation units outstanding at
   end of period                               435,319         8,039    8,039    8,217     7,631

Fidelity VIP Equity Income Fund
Accumulation unit value at beginning of period   $1.05         $2.459   $2.289   $2.176    $1.980
Accumulation unit value at end of period         $1.77         $2.312   $2.459   $2.289    $2.176
Number of accumulation units outstanding at
   end of period                                 1,131,865     1,725    1,725    93,417    85,638

Fidelity VIP High Income Fund
Accumulation unit value at beginning of period   $1.04         $1.269   $1.653   $1.545    $1.635
Accumulation unit value at end of period         $1.06         $1.11    $1.269   $1.653    $1.545
Number of accumulation units outstanding at
   end of period                                 222,961       5,940    5,940    6,316     5,792

Fidelity VIP Growth
Accumulation unit value at beginning of period   $2.45         $3.286   $3.729   $2.743    $1.994
Accumulation unit value at end of period         $1.69         $2.682   $3.286   $3.729    $2.743
Number of accumulation units outstanding at
   end of period                                 1,235,203     2,681    2,681    10,985    13,476

Fidelity VIP Overseas
Accumulation unit value at beginning of period   $1.24         $1.659   $2.072   $1.468    $1.319
Accumulation unit value at end of period         $0.98         $1.309   $1.659   $2.072    $1.468
Number of accumulation units outstanding at
   end of period                                 338,935       46       46       59,499    52,812

Fidelity VIPII Contra Fund
Accumulation unit value at beginning of period   $2.08         $2.563   $2.772   $2.255    $1.757
Accumulation unit value at end of period         $1.86         $2.227   $2.563   $2.772    $2.255
Number of accumulation units outstanding at
   end of period                                 921,685       994      994      4,749     5,704

Fidelity VIPII Asset Manager Growth
Accumulation unit value at beginning of period   $1.69         $1.754   $2.023   $1.774    $1.503
Accumulation unit value at end of period         $1.52         $1.608   $1.754   $2.023    $1.774
Number of accumulation units outstanding at
   end of period                                 341,175       1,386    1,386    1,678     1,886




CONTRACT

Type of Contract

This Prospectus offers a group unallocated variable annuity contract, which is a form of Deferred Annuity Contract.


Contract Application and Purchase Payments

To purchase a Contract, you must complete an application and send the minimum Purchase Payment to our home office. (See "Allocation of Purchase Payments", page 14.) If the application cannot be processed within five days after receipt, we will request your permission to retain the payment until the completed application is received. If the application is not completed, and we do not receive such permission within five days after receipt of the payment, we will return your payment. We will credit your initial Purchase Payment to the Contract within two business days after a completed application is received at our home office.

You have a "free look" period during which you can return the Contract to our home office and get a refund. The refund will equal the greater of (1) all of your Purchase Payments or (2) Accumulation Value plus charges deducted by us during such period. The "free look" period is established by state law and generally runs ten days after you receive a Contract. The "free look" period is not based on the date a Plan Participant receives a Contract. Therefore, the "free look" period may have expired before a Plan Participant makes his or her initial contribution to a Plan. We require that Purchase Payments received by us during the 15-day period after the Date of Issue be allotted to the Fidelity Money Market Portfolio. Thereafter, amounts allotted to such subaccount and Purchase Payments paid are allotted as directed by you. No Surrender Charges are assessed on refunds.


Allocation of Purchase Payments

After the "free look" period, Purchase Payments will be allotted to the subaccounts and the Fixed Account according to instructions in the application. You can change these allocations at any time by written instruction to our home office or by telephone, if a properly completed telephone transfer authorization form is on file with us.


Crediting of Accumulation Units

Purchase Payments will be used to purchase Accumulation Units in subaccounts and be allotted to the Fixed Account as the Contractowner has instructed. We will determine the number of Accumulation Units purchased by dividing the dollar amount of the Purchase Payment allotted to a subaccount by the Accumulation Unit value for that subaccount computed following such allocation. Purchase Payments are not credited until actually received by us. A Plan Participant's contribution to a Plan will not be credited until the Contractowner forwards such contribution to us.

Determining Accumulation Unit Values

The Accumulation Unit value of each subaccount reflects the investment performance of that subaccount. We calculate Accumulation Unit value on each Valuation Date by:

o multiplying the per share net asset value of the corresponding Eligible Portfolio by the number of shares held by the subaccount, after the purchase or redemption of any shares on the Valuation Date;

o subtracting a charge for the administrative fee, distribution expense charge and the mortality and expense risk fee for that subaccount; and

o dividing by the number of units held in the subaccount on the Valuation Date, before the purchase or redemption of any units on that date.

We will calculate the Accumulation Unit Value for each subaccount at the end of each Valuation Period. Investment performance of the Eligible Portfolios, their expenses and the deduction of certain charges by us affect the Accumulation Unit value for each subaccount.


Transfers

You can make transfers among the subaccounts and the Fixed Account subject to the following restrictions:

o Transfers from subaccounts must be at least $250, or the balance of the subaccount, if less.

o A subaccount must have a balance of at least $100 after a transfer.

o Only one transfer from the Fixed Account can be made, and such transfer must be made during the first thirty (30) days of each Contract Year and cannot exceed the greater of (1) 25% of the amount in the Fixed Account or (2) $1,000.

o The first twelve (12) transfers in a Contract Year are free. A $10.00 fee will be deducted from the amount transferred for each additional transfer. (See "Exchange Fee," page 10.)

We will make transfers and determine values on the later of (1) the date designated in your request or (2) the end of the Valuation Period in which your transfer request is received.

We may revoke or modify the transfer privilege.

CHARGES AND DEDUCTIONS

Surrender Charge

Since no sales charge is deducted from Purchase Payments, a Surrender Charge may be imposed on withdrawals to cover expenses of distributing the Contracts at a rate of no more than 4% over the first seven Contract Years. (See "Deferred Sales Load (`Surrender Charge')" on page 10). Even if your Accumulation Value is less than the total of your Purchase Payments, your Surrender Charge for a full surrender will be based upon the total of your Purchase Payments. Assume that you have $30,000 Accumulation value, but you have paid $38,000 in Purchase Payments. On a full surrender, you can still withdraw 10% of your Accumulation value, or $3,000, without a Surrender Charge; however, the applicable Surrender Charge percentage would then be applied to the total Purchase Payment less the free withdrawal amount, or $35,000, not the $30,000 in Accumulation Value.


Other Charges

   The Contract is subject to certain other charges:

|_|      Administrative Charges

   o An administrative asset fee charged daily at an annual rate of 0.10%.

      This fee is designed to reimburse us for the cost of administration and is not intended to produce a profit.

|_|      Premium Taxes

   Premium taxes (which presently range from 0% to 3.5%) will be deducted if assessed.

|_|      Mortality and Expense Risk Fee

   Annuity payments will not decrease because of adverse mortality experience of Plan Participants as a class or increases in our actual expenses over expense charges. We assume the risks that Plan Participants as a class may live longer than expected (requiring a greater number of annuity payments) and that fees may not be sufficient to cover our actual costs. In assuming these risks, we agree to continue annuity payments under life contingent annuity options determined in accordance with the annuity tables and other provisions of the Contract, to the Plan Participant or other payee for life. In addition, we are at risk for the death benefits payable under the Contract, to the extent that the death benefit exceeds the Accumulation Value.

   For our promises to accept these risks, we will charge a per annum mortality and expense risk fee of .85% will be assessed daily against the Separate Account. Although we could realize a gain or a loss from such fees depending on the mortality experienced and expenses actually incurred, we expect to profit from this charge. We may use such profit for any proper purpose, including distribution expenses.

|_|      Charges for Taxes

   None at present. We may, however, make a charge in the future if income or gains within the Separate Account incur federal, state or local taxes or if our tax treatment changes. Charges for such taxes, if any, would be deducted from the Separate Account and the Fixed Account. We would not realize a profit on such charges.

|_|      Exchange Fee

   A $10.00 exchange fee is charged for transfers among the subaccounts and to the Fixed Account after twelve transfers per Contract Year. Such fee compensates us for the costs of effecting the transfers. We do not expect to make a profit from the exchange fee. The exchange fee will be deducted from the amount transferred. There is no charge for the one transfer from the Fixed Account permitted each Contract Year.


Deduction of Fees

Deductions for annual fees will be prorated among the subaccounts and the Fixed Account.


Exceptions to Charges

We may reduce charges in sales to a trustee, employer or similar entity if we determine that such sales reduce sales or administrative expenses.

DISTRIBUTIONS UNDER THE CONTRACT

Surrenders

If permitted by the Plan for which the Contract was purchased, the Contractowner may surrender the Contract, in whole or in part, subject to the following limitations:

o If a partial surrender would leave less than $250 Accumulation Value, the Contract must be fully surrendered.

o A partial surrender request should specify the allocation of that surrender among the subaccounts and the Fixed Account. If not specified, we will prorate the surrender among the subaccounts and the Fixed Account. Surrender Charges will be deducted from the Accumulation Value remaining after a partial surrender.

The Accumulation Unit value for Surrenders will be the applicable Accumulation Unit value determined on the Valuation Date following receipt by us at our home office of your surrender request.

Accumulation Value available for full or partial surrenders can be determined by:

o multiplying the number of Accumulation Units for each subaccount times the Accumulation Unit value

o  adding any Accumulation Value in the Fixed Account; and

o  deducting prorata annual administrative fees and any surrender charge

We expect to pay surrenders within seven days of receipt of your written request in proper form. We may delay payment of a partial surrender from the Fixed Account for up to six (6) months.

Unless you provide us a written election not to have federal and state income taxes withheld, we are required by law to withhold such taxes from the taxable portion of any surrender, and to remit that amount to the federal and/or state government.

ANNUITY PAYMENTS
The Contractowner can apply all or part of the Accumulation Value to any of the annuity options described below. Such Accumulation Value will be transferred to the Fixed Account and annuity payments will be based upon the annuity option selected. Payments will be to the Plan Participant designated by the Contractowner.


Annuity Options

The following annuity options are available to Contractowners. The Plans will specify which of these options are available to individual Plan Participants.

o Option 1 - Life Annuity -- monthly payments during the lifetime of an individual, ceasing with the last annuity payment due before the individual's death. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one annuity payment if death occurred before the due date of the second annuity payment, two if death occurred before the third annuity payment date, etc.

o Option 2 - Life Annuity with ten or 20 Years Certain -- monthly payments during the lifetime of an individual with payments made for a period certain of not less than ten or 20 years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain.

o Option 3 - Joint and Survivor Annuity -- monthly payments during the joint lifetime of an individual and another named individual and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due before the survivor's death. It would be possible under this option for only one annuity payment to be made if both individuals under the option died before the second annuity payment date, or only two annuity payments if both died before the third annuity payment date, etc.

o Option 4 - Deposit Option -- The amount due may be left on deposit with us for placement in our Fixed Account with interest not less than 3.0% per annum. Interest will be paid annually, semiannually, quarterly or monthly as elected. This option may not be available under certain Qualified Contracts. Any amount remaining under Option 4 may be withdrawn as a lump sum or, if that amount is at least $2,000, may be applied under any one of the first three Options. The lump sum payment requested will be paid within seven days of receipt of the request at our home office based on the value computed on the next Valuation Date after receipt of the request.

o Option 5 - IRC Age Recalculation -- payment based upon the Annuitant's life expectancy, or the joint life expectancies of the Annuitant and a beneficiary, at the Annuitant's attained age (and the beneficiary's attained or adjusted age, if applicable), each year as computed in reference to actuarial tables prescribed by the U.S. Treasury Secretary, until the amount applied, adjusted daily by the investment results, is exhausted.

o Other Annuity Forms -- May be agreed upon.

If a beneficiary dies while receiving annuity payments certain under Option 2, 3 or 5 above, the present value of minimum guaranteed payments will be paid in a lump sum to the estate of the beneficiary.


Annuity Provisions

We determine qualified life contingent annuity payments based on the mortality table [1983 Table "a" (female) projected to 1993, and 3.0% interest] which generally reflects the age of the Plan Participant and type of annuity option selected and will vary with the investment performance of Eligible Portfolios you choose. The attained age at settlement will be adjusted downward by one year for each full five-year period that has lapsed since January 1, 1993. The effect of this adjustment is a reduction in the annuity payment provided.

Payment of surrender amounts and transfers may be postponed whenever: (1) the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of the Contractowners; or (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

THE COMPANY, SEPARATE ACCOUNT, FUNDS AND FIXED ACCOUNT

American National Insurance Company

The Company is a stock life insurance company chartered in 1905 in the State of Texas. We write individual and group life, accident and health insurance and annuities. Our home office is located in the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7999. The Moody Foundation, a charitable foundation, owns approximately 23.6% and the Libbie S. Moody Trust, a private trust, owns approximately 37.5% of our common stock

We are regulated by the Texas Department of Insurance and are subject to the insurance laws and regulations of other states where we operate. Each year, we file a National Association of Insurance Commissioners convention blank with the Texas Department of Insurance. Such convention blank covers our operations and reports on our financial condition and the Separate Account's financial condition as of December 31 of the preceding year. Periodically, the Texas Department of Insurance examines and certifies the adequacy of the Separate Account's and our liabilities and reserves. A full examination of our operations is also conducted periodically by the National Association of Insurance Commissioners.

Obligations under the Contract are our obligations.


The Separate Account

We established the Separate Account under Texas law on July 30, 1991. The Separate Account's assets are held exclusively for the benefit of persons entitled to payments under variable annuity contracts issued by us. We are the legal holder of the Separate Account's assets and will cause the total market value of such assets to be at least equal to the Separate Account's reserve and other contract liabilities. Such assets are held separate and apart from our General Account assets. We maintain records of all purchases and redemptions of shares of Eligible Portfolios by each of the subaccounts. Liabilities arising out of any other business we conduct cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account's assets, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that we conduct. However, if the Separate Account's assets exceed its liabilities, the excess is available to cover the liabilities of our General Account.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of management or investment policies or practices. There are currently fourteen subaccounts within the Separate Account available to Contractowners and each invests only in a corresponding Eligible Portfolio.

Since we are the legal holder of the Eligible Portfolio shares in the Separate Account, we have the right to vote such shares at shareholders' meetings. To the extent required by law, we will vote in accordance with instructions from Contractowners. The number of votes for which a Contractowner has the right to provide instructions will be determined as of the record date selected by the Board of Directors of the American National Fund and the Fidelity Investment Funds. We will furnish you proper forms, materials and reports to enable you to give us instructions if you choose.

The number of shares of an Eligible Portfolio for which you can give instructions is determined by dividing the Accumulation Value held in the corresponding subaccount by the net asset value of one share in such Eligible Portfolio. Fractional shares will be counted. Shares of an Eligible Portfolio held in a subaccount for which you have not given timely instructions and other shares held in a subaccount will be voted by us in the same proportion as those shares in that subaccount for which timely instructions are received. Voting instructions to abstain will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Eligible Portfolios in our own right.

The Separate Account is not the only separate account that invests in the Eligible Portfolios. Other separate accounts, including those funding other variable annuity contracts, variable life policies and other insurance contracts and retirement plans, invest in some of the Eligible Portfolios. We do not believe this results in any disadvantages to you. However, there is a theoretical possibility that a material conflict of interest could arise with owners of variable life insurance policies funded by the Separate Account and owners of other variable annuity contracts whose values are allotted to other separate accounts investing in the Eligible Portfolios. There is also a theoretical possibility that a material conflict could arise between the interests of Contractowners or owners of other contracts and the retirement plans which invest in the Eligible Portfolios or their participants. If a material conflict arises, we will take any necessary steps, including removing the Eligible Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Eligible Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, to take in response to those events or conflicts. See the accompanying prospectuses for the Eligible Portfolios for more information.


The Funds

Each subaccount invests in shares of a corresponding Eligible Portfolio of the American National Fund and the Fidelity Investments Funds. The investment objectives and policies of each Eligible Portfolio are summarized below. You will be notified of and have an opportunity to instruct us how to vote on any proposed material change in the investment policy of any Eligible Portfolio in which you have an interest.

   The American National Fund - currently has the following series or portfolios, each of which is an Eligible Portfolio:

   o American National Money Market Portfolio ... seeks the highest current income consistent with the preservation of capital and maintenance of liquidity.

   o American National Growth Portfolio ... seeks to achieve capital appreciation.

   o American National Balanced Portfolio ... seeks to conserve principal, produce reasonable current income, and achieve long-term capital appreciation.

   o American National Equity Income Portfolio ... seeks to achieve growth of capital and/or current income.

Securities Management and Research, Inc. ("SM&R"), one of Our wholly owned subsidiaries, is the American National Fund's investment adviser. SM&R also provides investment advisory and portfolio management services to us and to other clients. SM&R maintains a staff of experienced investment personnel and related support facilities.

   The Fidelity Investment Funds - currently have sixteen series or portfolios, the following 10 of which are Eligible Portfolios:


Investment Objective

      VIP Investment Grade Bond Portfolio ... seeks as high a level of current income as is consistent with the preservation of capital.

      Strategy

      FMR uses the Lehman Brother's Aggregate Bond Index as a guide for structuring the fund and selecting its investments. FMR manages the fund to have a similar overall interest rate risk to the index.

      Principal Investment Strategies

      Fidelity Management & Research Company (FMR)'s principal investment strategies include:

o Normally investing at least 80% of assets in investment-grade debt securities of all types and repurchase agreements for those securities.

o Managing the fund to have similar overall interest rate risk to an index, which as of December 31, 2001, was the Lehman Brothers(R) Aggregate Bond Index.

o Allocating assets across different market sectors and maturities.

o Analyzing a security's structural features and current pricing, trading opportunities, and the credit quality of its issuer to select investments.

Investment Objective

      VIP Equity-Income Portfolio ... seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index (S&P 500(R)).

      Strategy
      Normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

      Principal Investment Strategies

      Fidelity Management & Research Company (FMR)'s principal investment strategies include:

o Normally investing at least 80% of assets in equity securities.

o Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

o Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.

o        Investing in domestic and foreign issuers.

o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


 Investment Objective

      VIP High Income Portfolio ... seeks a high level of current income, while also considering growth of capital.

      Strategy

      Fidelity Management & Research Company(FMR) normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities with an emphasis on lower-quality debt securities. FMR may invest the fund's assets in non-income producing securities, including defaulted securities, common stocks, and in companies that are in troubled or uncertain financial condition. FMR currently intends to limit common stocks to 10% of the fund's total assets.

      Principal Investment Strategies

      Fidelity Management & Research Company (FMR)'s principal investment strategies include:

o Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

o Potentially investing in non-income producing securities, including defaulted securities and common stocks.

o Investing in companies in troubled or uncertain financial condition.

o        Investing in domestic and foreign issuers.

o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


Investment Objective

      VIP Growth Portfolio ... seeks to achieve capital appreciation.

      Strategy

      Normally investing primarily in common stocks. Fidelity Management & Research (FMR) normally invests the fund's assets primarily in common stocks of companies that FMR believes to have above-average growth potential(stocks of these companies are often called 'growth' stocks). Growth may be measured by factors such as earnings or revenue. FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

      Principal Investment Strategies

      Fidelity Management & Research Company (FMR)'s principal investment strategies include:

o        Normally investing primarily in common stocks.

o Investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks).

o        Investing in domestic and foreign issuers.

o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


Investment Objective

      VIP Overseas Portfolio ... seeks long-term growth of capital.

      Strategy

      Fidelity Management and Research Company(FMR) normally invests at least 80% of the fund's assets in non-U.S. securities, primarily in common stocks. FMR normally diversifies the fund's investments across different geographic regions and individual countries. FMR will consider the size of the market in each country and region relative to the size of the international market as a whole. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors include growth potential, earnings estimates, and management.

      Principal Investment Strategies

      Fidelity Management & Research Company (FMR)'s principal investment strategies include:

o        Normally investing at least 80% of assets in non-U.S. securities.

o        Normally investing primarily in common stocks.

o Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


Investment Objective

      VIP Money Market Portfolio ... seeks as high a level of current income as is consistent with preservation of capital and liquidity.

      Strategy

      FMR will invest the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. FMR will invest more than 25% of the fund's assets in the financial services industry.

      Principal Investment Strategies

      Fidelity Management & Research Company (FMR)'s principal investment strategies include:

o Investing in U.S. dollar-denominated money market securities and repurchase agreements, and entering into reverse repurchase agreements.

o Investing more than 25% of total assets in the financial services industries.

o Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.


Investment Objective

      VIP Asset Manager Portfolio ... seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

      Strategy

      Fidelity Management & Research Company(FMR) allocates the fund's assets among the following asset classes, or types of investments within the following investment parameters: 30-70% in stocks (equities), 20-60% in bonds (intermediate- to long-term debt securities) and 0-50% in short-term/ money market instruments. The expected neutral mix will consist of 50% in stocks, 40% in bonds and 10% in short-term and money market instruments.

      Principal Investment Strategies

      Fidelity Management & Research Company (FMR)'s principal investment strategies include:

o Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.

o Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.

o Adjusting allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%).

o        Investing in domestic and foreign issuers.

o Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.


 Investment Objective

      VIP Index 500 Portfolio ... seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500SM Index (S&P 500(R)).

      Strategy

      Fidelity Management & Research Company (FMR) normally invests at least 80% of the fund's assets in common stocks of companies included in the S&P
      500. Because FMR may use statistical sampling techniques to attempt to replicate the returns of the S&P 500, the fund may not always hold all of the same securities as the index and may not track the index perfectly.

      Principal Investment Strategies

      Fidelity Management & Research Company (FMR) principal investment strategies include:

o Normally investing at least 80% of assets in common stocks included in the S&P 500.

o Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth.

o        Lending securities to earn income for the fund.


Investment Objective

      VIP Contrafund Portfolio ... seeks long-term capital appreciation.

      Strategy

      Normally investing primarily in common stocks. The fund invests in securities of companies whose value it believes is not fully recognized by the public. This strategy can lead to investments in domestic or foreign issuers. Fidelity Management & Research Company(FMR) may invest in either 'growth' stocks or 'value' stocks or both.

      Principal Investment Strategies

      Fidelity Management & Research Company (FMR)'s principal investment strategies include:

o        Normally investing primarily in common stocks.

o Investing in securities of companies whose value it believes is not fully recognized by the public.

o        Investing in domestic and foreign issuers.

o Investing in either "growth" stocks or "value" stocks or both.

o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


Investment Objective

      VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

      Strategy

      Fidelity Management & Research (FMR) allocates the fund's assets among the following classes, or types of investments: stock classes between 50% and 100%, bonds between 0% and 50%, and short-term money market instruments between 0% and 50%, The fund has an approximate 'neutral' mix of 70% stocks, 25% bonds and 5% short-term and money market instruments.

      Principal Investment Strategies

      Fidelity Management & Research Company (FMR)'s principal investment strategies include:

o Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.

o Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.

o Adjusting allocation among asset classes gradually within the following ranges: stock class (50%-100%), bond class (0%-50%), and short-term/money market class (0%-50%).

o        Investing in domestic and foreign issuers.

o Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

The Fidelity Management & Research Company ("FMR") is the Fidelity Investment Funds' investment adviser. FMR provides a number of mutual funds and other clients with investment research and portfolio management services. Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East), wholly-owned subsidiaries of FMR, provide research with respect to foreign securities. FMR maintains a large staff of experienced investment personnel and a full complement of related support facilities.

The accompanying prospectuses should be read in conjunction with this prospectus before investing and contain a full
description of the American National Fund and the Fidelity Investments Funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation.

We have arrangements to provide services to certain Eligible Portfolios for which the advisor or distributor of such portfolios pays us fees. The fees are based upon an annual percentage of the average aggregate net amount invested by us in such Eligible Portfolios. Some advisors or distributors pay us higher fees than others.

The Eligible Portfolios and the mutual funds of which they are a part are sold only to registered separate accounts of insurance companies offering variable annuity and variable life insurance contracts and, in some cases, to certain qualified pension and retirement plans. The Eligible Portfolios and mutual funds are not sold to the general public and should not be mistaken for other mutual funds offered by the same sponsor or that have similar names.


Changes in Investment Options

We may establish additional subaccounts which would invest in portfolios of other mutual funds chosen by us. We may also, from time to time, discontinue the availability of existing subaccounts. If we do, we may, by appropriate endorsement, make such changes to the Contract as we believe are necessary or appropriate. In addition, if a subaccount is discontinued, we may redeem shares in the corresponding Eligible Portfolio and substitute shares of another mutual fund. We will not do so, or make other changes, without prior notice to you and without complying with other applicable laws. Such laws may require approval by the SEC and the Texas Department of Insurance.

If we deem it to be in your best interest, and subject to any required approvals, we may combine the Separate Account with another of our separate accounts.


Fixed Account

You can allot all or a portion of a Purchase Payment to the Fixed Account. Subject to certain limitations, you can also transfer Accumulation Value from the subaccounts to the Fixed Account. Transfers from the Fixed Account to the subaccounts are restricted. (See "Transfers" on page 15).

We guarantee that we will credit interest to the Fixed Account at an effective annual rate of at least 3.0% compounded daily. We may, at our discretion, declare higher interest rate(s) for amounts allotted or transferred to the Fixed Account.

Purchase Payments allotted to and transfers from a subaccount to the Fixed Account are placed in our General Account. We have sole discretion regarding the investment of and bear the investment risk with respect to the assets in our General Account. You bear the risk that the declared rate will fall to a lower rate after the expiration of a declared rate period. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "`33 Act") and the General Account has not been registered as an investment company under the Investment Company Act of 1940 (the "`40 Act"). Accordingly, neither the General Account nor any interest therein is generally subject to the provisions of the `33 Act or `40 Act. We understand that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account portion of the Contract. However, disclosures regarding the Fixed Account portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

FEDERAL TAX MATTERS

Introduction

The following discussion is general in nature and is not intended as tax advice for each Contractowner. It does not address the tax consequences resulting from all situations in which a Contractowner may maintain such a Contract. Tax advice should be sought from a competent source prior to purchase. The discussion below is based on American National's understanding of the present federal tax law as currently interpreted by the Internal Revenue Service. No representation is made as to the continuation of present federal tax law or its current interpretation. State tax law may also be applicable.


Taxation of Annuities in General

Since a Group Unallocated Contract is not purchased directly by individuals, those portions of the Code relating to individual ownership are not applicable to the Group Unallocated Contractowner. Certain provisions of Section 72 of the Code would apply if the Contractowner is a corporation or is not a natural person and the Contract is not maintained under a plan which has favorable tax treatment under the Code.

The United States Treasury Department has adopted regulations under Section 817(h) of the Code which set standards of diversification for the investment underlying the Contract, in order for the Contract to be treated as annuities for income tax purposes. American National intends that these diversification standards will be satisfied. American National reserves the right to amend the Contract in any way necessary to maintain compliance with these standards.


Qualified Contracts

The Group Unallocated Contract is designed for use with several types of qualifying Plans subject to Code sections 401 and 457. The tax rules applicable to such qualified Plans vary according to the type of Plan and the terms and conditions of the Plan itself. Participants in qualified Plans may include business owners (both self-employed and stockholders) and their employees for whom pension and profit sharing plans have been established and government employees covered by a section 457 deferred compensation plan.

As a general rule, purchase payments made by or for participants in qualified Plans are not subject to taxation at the time such payments are made in the Contract. In their capacity as Plan trustees or administrators, Contractowners are responsible for the communication of appropriate information about the operation of the Plan and the tax consequences of distributing benefits. Distribution of benefits and tax withholding thereon is the sole responsibility of the Contractowner.

Due to the complexity of the tax rules associated with the sponsorship and operation of qualified Plans, entities contemplating establishment of such Plans should seek advice from competent sources with respect to the responsibilities and obligations associated with such Plans.

PERFORMANCE
Performance information for the subaccounts may appear in reports and advertising to current and prospective Contractowners. The performance information is based on historical investment experience of the subaccounts and the Eligible Portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Eligible Portfolio share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contractowner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

Some subaccounts may also advertise yield. These measures reflect the income generated by an investment in the subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load.

The Fidelity Money Market subaccount and the American National Money Market subaccount may advertise their current and effective yield. Current yield reflects the income generated by an investment in the subaccount over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The Fidelity Investment Grade Bond and the Fidelity High Income subaccounts may advertise a 30-day yield which reflects the income generated by an investment in the subaccount over a 30-day period.

DISTRIBUTOR OF THE CONTRACT
Securities Management and Research, Inc. ("SM&R"), 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, our wholly-owned subsidiary, is the principal underwriter of the Contract. SM&R was organized under the laws of the State of Florida in 1964; is a registered broker/dealer; and is a member of the National Association of Securities Dealers.

SM&R's registered representatives selling a Contract will receive commissions from SM&R. After issuance of the Contract, broker-dealers will receive commissions aggregating up to 6.1% of the Purchase Payments. In addition, after the first Contract Year, broker-dealers who have distribution agreements with us may receive an annual commission of up to 0.25% of the Contract's Accumulation Value.

LEGAL MATTERS
Various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Texas insurance law, have been reviewed by Greer, Herz and Adams, LLP, General Counsel.

LEGAL PROCEEDINGS
The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or us.

EXPERTS
The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 2002 and 2001 and for the years then ended and the statements of net assets of American National Variable Annuity Separate Accounts as of December 31, 2002, the related statement of operations for the year then ended and the related statements of changes in net assets for each of the years in the two-year period then ended, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2002 consolidated financial statements of American National Insurance Company and subsidiaries refers to the Company's change in accounting methods for goodwill during 2002.


ADDITIONAL INFORMATION
A registration statement describing the Contracts has been filed with the Securities and Exchange Commission under the `33 Act. This Prospectus does not contain all information in the registration statement, to which reference is made for further information concerning us, the Separate Account and the Contract offered hereby. Statements contained in this Prospectus as to the terms of the Contract and other legal instruments are summaries. For a complete statement of such terms, reference is made to such instruments as filed.

FINANCIAL STATEMENTS
Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. The financial statements can be found in the Statement of Additional Information.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                            Page
The Contract.................................................................  3
Valuation of Accumulation Units..............................................  3
Computation of Variable Annuity Payments.....................................  3
Annuity Unit Value...........................................................  4
Summary......................................................................  4
Exceptions to Charges........................................................  5
Tax Matters..................................................................  7
Assignment...................................................................  9
Minimum Distributions Program................................................  9
Distribution of the Contract..................................................10
Records and Reports.........................................................10
Performance...................................................................11
Total Return.................................................................11
Other Total Return...........................................................11
Yields.......................................................................12
State Law Differences........................................................13
Separate Account.............................................................13
Termination of Participating Agreements.......................................14
Financial Statements.........................................................17
Financials...................................................................18




American National Variable Annuity
Statement of Additional Information
Issued by American National Insurance Company
Home Office  One Moody Plaza  Galveston TX 77550-7999
1-800-306-2959
Relating to the Prospectus dated  May 1, 2003

Custodian

American National Insurance Company
One Moody Plaza
Galveston, Texas 77550-7999

Principal Distributor

Securities Management and Research, Inc.
2450 South Shore Boulevard, Suite 400
League City, Texas 77573

Independent Auditors

KPMG LLP
700 Louisiana
Houston, Texas 77002-2786

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectuses for the Contracts.



American National Variable Annuity Separate Account Statement of Additional
 Information
 May 1, 2003
This Statement of Additional Information expands upon subjects discussed in the current prospectuses for the Variable Annuity Contracts ("the Contracts") offered by American National Insurance Company ("American National"). You may obtain a copy of the prospectuses dated May 1, 2003, by calling 1-800-306-2959, or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999. Terms used in the current prospectuses for the Contracts are incorporated in this Statement.



Form 5774-SAI                                                          Rev. 5-03

TABLE OF CONTENTS

                                                                            Page
The Contracts ............................................................... 3
Valuation of Accumulation Units.............................................. 3
Computation of Variable Annuity Payments..................................... 3
Annuity Unit Value .......................................................... 4
Summary...................................................................... 4
Exceptions to Charges........................................................ 5
Termination of Contracts..................................................... 5
Group Unallocated Contracts.................................................. 5
Additional Federal Tax Matters.............................................. 6
Limits on Subsequent Purchase Payments
(Under the Internal Revenue Code) ........................................... 6
Taxation of American National................................................ 6
Tax Status of the Contracts.................................................. 7
Diversification Requirement.................................................. 7
Required Distributions....................................................... 7
Assignment................................................................... 7
Distribution of the Contracts................................................ 8
Records and Reports.......................................................... 8
Performance ................................................................. 9
Total Return ................................................................ 9
Yields ......................................................................10
State Law Differences........................................................10
Separate Account.............................................................10
Termination of Participating Agreements......................................11
Financial Statements ........................................................14
Financials ..................................................................15

THE CONTRACTS
The following provides additional information about the Contracts which supplements the description in the prospectus and which may be of interest to some Contractowners.


Valuation of Accumulation Units

The Accumulation Unit Value for a subaccount on any day is equal to (a) divided by (b), where (a) is the net asset value of the corresponding Eligible Portfolio of the underlying fund owned by each subaccount less any applicable deductions and (b) is the number of Accumulation Units of that subaccount at the beginning of that day.


Computation of Variable Annuity Payments

The amount of the first variable annuity payment to the Annuitant will depend on the amount of his/her Accumulation Value applied to affect the variable annuity as of the tenth day immediately preceding the date annuity payments commence, the amount of any premium tax owed (if applicable), the annuity option selected, and the age of the annuitant. The Contracts contain tables indicating the dollar amount of the first annuity payment under annuity options 1, 2, 3, and 4 for each $1,000 of Accumulation Value at various ages. These tables are based upon the 1983 Table a (promulgated by the Society of Actuaries) and an Assumed Investment Rate (the AIR) of 3.0% per annum.

In any subsequent month, the dollar amount of the variable annuity payment is determined by multiplying the number of annuity units in the applicable division(s) by the value of such annuity unit on the tenth day preceding the due date of such payment. The annuity unit value will increase or decrease in proportion to the net investment return of the division(s) underlying the variable annuity since the date of the previous annuity payment, less an adjustment to neutralize the 3.0% or other AIR referred to above.

Therefore, the dollar amount of variable annuity payments after the first will vary with the amount by which the net investment return is greater or less than the 3.0% (or other AIR) per annum. For example, assuming a 3.5% AIR, if an Eligible Portfolio has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 1.5 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the eligible Portfolio.

If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2.5 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable division.

Annuity Unit Value

The value of an annuity is calculated at the same time that the value of an Accu mulation Unit is calculated and is based on the same values for shares of Eligible Portfolios and other assets and liabilities. The following illustrations show, by use of hypothetical examples, the method of determining the annuity unit value and the amount of variable annuity payments.

Illustration: Calculation of Annuity Unit Value

Annuity at age 65: Life with 120 payments certain

1. Annuity unit value, beginning of period                        $      .980000

2. Net investment factor for Period                                     1.001046

3. Daily adjustment for 3.0% Assumed Investment Rate                     .999919

4. (2) x (3)                                                           1.000965

5. Annuity unit value, end of period (1) x (4)                   $      .980946

Illustration: Annuity Payments

Annuity at age 65: Life with 120 payments certain

1. Number of accumulation units at annuity date                        10,000.00

2. Accumulation Unit value
   (10 days prior to date of first monthly payment)              $     1.800000

3. Accumulation Value of Contract (1) x (2)                       $    18,000.00

4. First monthly annuity payment per
   $1,000 of Accumulation Value                                   $         5.63

5. First monthly annuity payment (3) x (4) / 1,000                $       101.34

6. Annuity Unit value
   (10 days prior to date of first monthly payment)             $      .980000

7. Number of annuity units (5) / (6)                                    103.408

8. Assume annuity unit value for second month equal to            $      .997000

9. Second monthly annuity payment (7) x (8)                       $       103.10

10.Assume annuity unit value for third month equal to             $      .953000

11.Third monthly annuity payment (7) x (10)                       $        98.55


Summary

In conclusion, for a variable annuity the key element to pricing the annuity is unknown; there is no interest rate guarantee made and interest credited will depend upon actual future results. The technique used to overcome this obstacle is the calculation of the premium for the annuity using an AIR. The initial variable annuity payment is based upon this premium; subsequent payments will increase or decrease depending upon the relationship between the AIR and the actual investment performance of Eligible Portfolios to be passed to the annuitant. Suppose an Eligible Portfolio showed a monthly return of 1% after the first month, the participant's second monthly payment would be (assuming 30 days between payments):

         $100 x [1.01/(1.03)30/365] = $100.75

We have shown that the AIR methodology means that at each payment date the value in a participant's annuity is updated to reflect actual investment results to date, but continued assumption of the AIR for the remainder of the Annuity Period.


Exceptions To Charges

The surrender charges or other administration charges or deductions may be reduced for sales of Contracts to a trustee, employer or similar entity representing a group where such sales result in savings of sales or administrative expenses. The entitlement to such a reduction in surrender charges or other charges or deductions will be determined by American National based on the following factors: (1) the size of the group; (2) the total amount of purchase payments to be received from a group; (3) the purpose for which the Contracts are being purchased; (4) the nature of the group for which the Contracts are being purchased; and (5) any other circumstances of which American National is not presently aware but that could result in reduced sales or administrative expenses.

Directors, officers and bona fide full-time employees (and their spouses and minor children) of Securities Management and Research, Inc. and American National are permitted to purchase contracts with substantial reduction of surrender charges or other administrative charges or deductions. No sales commission will be paid on such contracts.


Termination of Contracts

American National reserves the right to terminate any Group Unallocated Contract under the following circumstances:

   o the contract value is less than $2,000 after the end of the first contract year, or $5,000 after the end of the third contract year;

   o the Plan pursuant to which the Contract is issued is terminated for any reason or becomes disqualified under Section 401 or 403 of the Internal Revenue Code or

   o  for any reason after the eighth policy year.

      American National may also terminate individual Contracts during the Accumulation Period if certain conditions exist. These conditions are that

   o no purchase payments have been received by American National for the Contract for three full years;

   o  the Accumulation Value of the Contract is less than $200; and

   o the value of the Contract allocated to the Fixed Account, projected to the maturity date, would produce installments of less than $20 per month using contractual guarantees.

Termination of a Contract may have adverse tax consequences. (See the prospectus at "Federal Tax Matters," page 47.)


Group Unallocated Contracts

Group Unallocated Contract is a contract between the Contractowner and American National. Individual accounts are not established for Plan Participants unless one of the annuity payment options is selected.

Additional Federal Tax Matters

Limits On Subsequent Purchase Payments


(Under The Internal Revenue Code)

The amount of subsequent Purchase Payments may be increased or decreased on any date, and submission of a Purchase Payment different from the previous Purchase Payment will automatically effect such an increase or decrease. However, U.S. Treasury Regulations currently permit only one change to a salary deduction agreement in any taxable year for contracts issued to qualify under Section 403(b) of the Internal Revenue Code (the Code). Contracts issued under Section 408(b) of the Code provide that the maximum Purchase Payments for each Participant for a taxable year shall be $2,000 or other such amount as may become permissible under amended laws. Contracts issued to qualify under Section 408(k) of the Code provide that the maximum annual Purchase Payment by an employer for each employee shall be the lesser of 25% of the employee's compensation or $30,000 or such other amount as may become permissible under amended law.

Contracts issued to qualify under Section 457 of the Code provide that the maximum Purchase Payment in any taxable year shall be $7,500 for each Participant or such other amount as may become permissible under amended law. Such contracts further provide for an increase in Purchase Payments for one or more of the Participant's last three taxable years ending before normal retirement age in accordance with the provisions of the applicable Plan agreement.

Purchase Payments pursuant to the salary deduction agreements to contracts issued under Section 403(b), 408(k), 401(k) or 457 of the Code that are in excess of $7,000 in a taxable year ($9,500 in the case of Section 403(b) contracts and the lesser of $7,000 or 1/3 of employee's compensation for 457) may be subject to adverse tax treatment.


Taxation of American National

American National is taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not an entity separate from American National and its operations form a part of American National, it will not be taxed separately as a "regulated investment company" under Subchapter M of the code. Investment income and realized net capital gains on Separate Account assets are reinvested and are taken into account in determining the contract values. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the Contract. Under existing federal income tax law, American National believes that the Separate Account's investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the Contract.

Tax Status of the Contracts

To comply with regulations under 817(h) of the Code, the investment of the Separate Account must be "adequately diversified" in order for the Contracts to qualify as annuity contracts under section 72 of the code. The Separate Account, through the underlying funds, intends to comply with the diversification requirements prescribed by the Treasury which affect how the Separate Account's assets may be invested. American National will monitor compliance with this requirement. Thus, American National believes that the Contracts will be treated as annuity contracts for federal tax purposes.


Diversification Requirement

The Code requires that the investments underlying a separate account be "adequately diversified" in order for an annuity contract to be treated as annuity contracts for federal income tax purposes. We intend that the Separate Account, through the Eligible Portfolios, will satisfy these diversification requirements.

In certain circumstances, owners of variable annuity contracts may be considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contractowners would be currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contractowner to allocate premium payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contractowners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contractowner from being treated as the owner of the Separate Account assets supporting a Contract.


Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, each non-qualified deferred annuity contract must provide that:

(1) if a Contractowner dies on or after the Annuity Date but before the entire interest in the Contract has been distributed, the remaining interest in the Contract will be distributed at least as rapidly as under the distribution method that was used immediately before the Contractowner died; and

(2) if a Contractowner dies before the Annuity Date, the entire interest in the Contract will be distributed within five years after the Contractowner dies.

These requirements are considered satisfied as to any portion of the Contractowner's interest that is (1) payable as annuity payments which begin within one year of the Contractowner's death, and (2) which are made over the life of the Beneficiary or over a period not extending beyond the Beneficiary's life expectancy.

If the Beneficiary is the surviving spouse of the Contractowner, the Contract may be continued with the surviving spouse as the new Contractowner and no distribution is required.

Other rules may apply to Qualified Contracts.


Assignment

The Contracts may be assigned by the Contractowner except when issued to plans or trusts qualified under Section 403(b) or 408 of the Internal Revenue Code. 401(k) Contracts are not assignable.

Distribution of the Contracts
Subject to arrangements with American National, the Contracts are sold as part of a continuous offering by independent broker-dealers who are members of the National Association of Security Dealers, Inc., and who become licensed to sell variable annuities for American National. Pursuant to a Distribution and Administrative Services Agreement, Securities Management and Research, Inc. ("SM&R") acts as the principal underwriter on behalf of American National for distribution of the Contracts. Under the Agreement, SM&R is to sell Contracts through registered representatives. In connection with these sales activities SM&R is responsible for:

o compliance with the requirements of any applicable state broker-dealer regulations and the Securities Exchange Act of 1934,

o keeping correct records and books of account in accordance with Rules 17a-3 and 17a-4 of the Securities Exchange Act,

o  training agents of American National for the sale of Contracts, and

o forwarding all purchase payments under the Contracts directly to American National.

SM&R is not entitled to any renumeration for its services as underwriter under the Distribution and Administrative Services Agreement, however SM&R is entitled to reimbursement for all reasonable expenses incurred in connection with its duties as underwriter.

The sum of surrender charges under a Contract will never exceed 8.5% of Purchase Payments.

Records and Reports
Reports concerning each Contract will be sent annually to each Contractowner. Contractowners will additionally receive annual and semiannual reports concerning the underlying funds and annual reports concerning the Separate Account. Contractowners will also receive confirmations of receipt of purchase payments, changes in allocation of purchase payments and transfer of Accumulation Units and Annuity Units.

Performance
Performance information for any Subaccount may be compared, in reports and advertising to:

o  the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"),

o  Dow Jones Industrial Average ("DJIA"),

o  Donoghue's Money Market Institutional Averages,

o other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Lehman-Brothers, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or

o the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a contact.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including:

o the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and

o the effect of tax deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.


Total Return

Total Return quoted in advertising reflects all aspects of a subaccount's return, including the automatic reinvestment by the separate account of all distributions and any change in the subaccount's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.

Average annual total returns are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula:

         P(1+T)n = ERV

where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. Since the Contract is intended as a long-term product, the average annual total returns assume that no money was withdrawn from the Contract prior to the end of the period.

In addition to average annual returns, the subaccounts may advertise unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

From time to time, sales literature or advertisements may also quote average annual total returns that reflect neither the annual contract fee nor the Surrender Charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account the annual contract fee and any charges on amounts surrendered.


Yields

Some subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical seven day periods. Current yield for the Fidelity Money Market Subaccount and the American National Money Market Subaccount will reflect the income generated by a Subaccount over a 7-day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure will be carried to the nearest hundredth of a percent. Effective yield for the Fidelity Money Market Subaccount and the American National Money Market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according to the formula Effective Yield = [(Base Period Return +1)365/7] - 1. Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield.

A 30-day yield for bond subaccounts will reflect the income generated by a subaccount over a 30-day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula:

         Yield = 2[((a - b)/cd + 1)6-1]

where a = net investment income earned by the applicable portfolio, b = expenses for the period including expenses charged to the contract owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period.


State Law Differences

Differences in state laws may require American National to offer a Contract in one or more states which is more favorable to a Contractowner than that offered in other states.


Separate Account

The Separate Account will purchase and redeem shares of the Eligible Portfolios at net asset value. The net asset value of a share is equal to the total assets of the portfolio less the total liabilities of the portfolio divided by the number of shares outstanding.

American National will redeem shares in the Eligible Portfolios as needed to:

o  collect charges,

o  pay the surrenders,

o  secure Policy loans,

                             o provide benefits, or

o  transfer assets from one subaccount to another, or to the Fixed Account.

Any dividend or capital gain distribution received from an Eligible Portfolio will be reinvested immediately at net asset value in shares of that Eligible Portfolio and retained as assets of the corresponding subaccount.

The Separate Account may include other subaccounts that are not available under the Policy. American National may from time to time discontinue the availability of some of the subaccounts. If the availability of a subaccount is discontinued, American National may redeem any shares in the corresponding Eligible Portfolio and substitute shares of another registered, open-end management company.

American National may also establish additional subaccounts. Each new subaccount would correspond to a portfolio of a registered, open-end management company. American National would establish the terms upon which existing Policyowners could purchase shares in such portfolios.

If any of these substitutions or changes are made, American National may change the Policy by sending an endorsement. American National may:

o  operate the Separate Account as a management company,

o  de-register the Separate Account if registration is no longer required,

o  combine the Separate Account with other separate accounts,

o restrict or eliminate any voting rights associated with the Separate Account, or

o transfer the assets of the Separate Account relating to the Contracts to another separate account.

American National would, of course, not make any changes to the menu of Eligible Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contractowners, the SEC and state insurance regulatory authorities.


Termination of Participation Agreements

The participation agreements pursuant to which the Funds sell their shares to the Variable Account contain varying provisions regarding termination. The following generally summarizes those provisions:

The American National Fund

The participation agreement for the American National Fund provides for termination:

|X|      upon sixty days advance written notice by any party,

|X|      by American National if any of the American National Fund's shares are not reasonably available to
     meet the requirements of the Contracts,

|X| by American National if any of the shares of the American National Fund are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes use of such shares as the underlying investment medium of the Contracts,

|X| by American National upon the requisite vote of the Contractowners having an interest in a particular subaccount to substitute the shares of another investment company for the corresponding American National Fund shares, and

|X| by American National upon institution of formal proceedings against the Fund by the SEC.


The Fidelity Funds

All participation agreements for the Fidelity Funds provide for termination:

o  upon sixty days advance written notice by any party;

o by American National with respect to any Fidelity Portfolio if American National determines that shares of such Fidelity Portfolio are not reasonably available to meet the requirements of the Contracts;

o by American National with respect to any Fidelity Portfolio if any of the shares of such Fidelity Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;

o by American National with respect to any Fidelity Portfolio if such Fidelity Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the "Code"), or if American National reasonably believes the Fidelity Funds may fail to so qualify;

o by American National with respect to any Fidelity Portfolio if such Fidelity Portfolio fails to meet the diversification requirements specified in the Fidelity participation agreement;

o by the Fidelity Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

o by American National upon a determination by American National that either the Fidelity Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

o by the Fidelity Funds or the underwriter forty-five days after American National gives the Fidelity Funds and the underwriter written notice of American National's intention to make another investment company available as a funding vehicle for the Contracts, if at the time such notice was given, no other notice of termination of the Fidelity participation agreement was then outstanding; or

o upon a determination that a material irreconcilable conflict exists between the interests of the Contractowners and other investors in the Fidelity Funds or between American National's interests in the Fidelity Funds and the interests of other insurance companies invested in the Fidelity Funds.

The T. Rowe Price Funds

This participation agreement provides for termination:

o  upon six months advance written notice by any party;

o by American National with respect to any T. Rowe Price Portfolio if American National determines that shares of such T. Rowe Price Portfolio are not reasonably available to meet the requirements of the
   Contracts;

o by American National with respect to any T. Rowe Price Portfolio if any of the shares of such T. Rowe Price Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;

o by the T. Rowe Price Funds or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the T. Rowe Price participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of T. Rowe Price Funds shares, if the T. Rowe Price Funds or the underwriter determines that such proceedings will have a material adverse effect on American National's ability to perform under the T. Rowe Price participation agreement;

o  by American National upon the institution of formal proceedings against the
   T. Rowe Price Funds or the underwriter by the SEC, NASD, or any other regulatory body, if American National determines that such proceedings will have a material adverse effect upon the ability of the T. Rowe Price Funds or the underwriter to perform its obligations under the T. Rowe Price participation agreement;

o by American National with respect to any T. Rowe Price Portfolio if such T. Rowe Price Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the T. Rowe Price Funds may fail to so qualify;

o by American National with respect to any T. Rowe Price Portfolio if such T. Rowe Price Portfolio fails to meet the diversification requirements specified in the T. Rowe Price participation agreement, or American National reasonably believes the T. Rowe Price Portfolio may fail to so comply;

o by the T. Rowe Price Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

o by American National upon a determination by American National that either the T. Rowe Price Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

o by the T. Rowe Price Funds or the underwriter sixty days after American National gives the T. Rowe Price Funds and the underwriter written notice of American National's intention to make another investment company available as a funding vehicle for the Contracts if at the time such notice was given, no other notice of termination of the T. Rowe Price participation agreement was then outstanding; or

o upon a determination that a material irreconcilable conflict exists between the Contractowners and other investors in the T. Rowe Price Funds or between American National's interests in the T. Rowe Price Funds and interests of other insurance companies invested in the T. Rowe Price Funds.

FINANCIAL STATEMENTS
The financial statements of American National should be considered only as bearing on the ability of American National to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.



INDEPENDENT AUDITORS'  REPORT



To the Board of Directors of American National Insurance Company and Contract Owners of American National Variable Annuity Separate Account:


We have audited the accompanying statement of net assets of the American National Variable Annuity Separate Account (comprised of Alger American (AA) Small Capitalization, AA Growth, AA Growth and Income, AA Balanced, AA MidCap Growth, AA Leveraged AllCap, Federated International, Federated Capital Income, Federated U.S. Government Bond, Federated High Income Bond, Federated Growth Strategies, Federated Equity Income, Fidelity Growth and Income, Fidelity Equity Income, Fidelity Growth, Fidelity High Income Bond, Fidelity Money Market, Fidelity Overseas, Fidelity Investment Bond, Fidelity Asset Manager, Fidelity Index 500, Fidelity Contra Fund, Fidelity Asset Manager Growth, Fidelity Balanced Portfolio, Fidelity Growth Opportunities Portfolio, Fidelity MidCap Portfolio, Fidelity Aggressive Growth II, Fidelity Asset Manager II, Fidelity Asset Manager Growth II, Fidelity Contra Fund II, Fidelity Index 500 II, Fidelity Growth Opportunities II, Fidelity MidCap II, INVESCO Dynamics, INVESCO Health Sciences, INVESCO Technology, INVESCO Small Company Growth, INVESCO Real Estate Opportunity, INVESCO Utilities, INVESCO Telecommunications, INVESCO Financial Services, MFS Emerging Growth, MFS Capital Opportunities, MFS Research, MFS Investors Trust, Van Eck (VE) Worldwide Hard Assets, VE Worldwide Emerging Markets, American National (AN) Growth, AN Equity Income, AN Balanced, AN Money Market, AN Government Bond, AN High Yield Bond, AN Small/MidCap, AN International Stock, T. Rowe Price (TRP) Equity Income, TRP International Stock, TRP Limited Term Bond, TRP MidCap Growth, Lazard (LAZ) Retirement Small Cap, and LAZ Retirement Emerging Markets Subaccounts) (collectively, the Account) as of December 31, 2002, and the related statement of operations for the year then ended and the related statements of changes in net assets for the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002 and the results of its operations and changes in net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Houston, Texas

March 28, 2003

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                    (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

                                                                                            Alger
                         Assets                             Alger Small                    Income &
                                                                Cap       Alger Growth      Growth

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
16,325 shares at net asset value of $12.21                           199             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $272)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
40,015 shares at net asset value of $24.63                            --            986            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,403)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
96,618 shares at net asset value of $7.24                             --             --           700

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,034)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   199            986           700
---------------------------------------------------------- -------------- -------------- ------------- --------------



----------------------------------------------------------
                       Liabilities

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              199            986           700
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       47            211           271
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                         6            231            50
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                     9             47             9
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       34             --             1
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       13            280           120
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      90            217           249
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                  115,582        433,424       511,861
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                    13,984        475,928        91,271
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                20,567         97,795        16,834
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                   78,781             --         1,386
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                   29,682        579,244       220,923
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                 206,578        446,301       455,105
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                     0.40           0.49          0.53
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.44           0.49          0.55
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                  0.43           0.48          0.54
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                     0.43             --          0.54
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                     0.43           0.48          0.54
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                    0.44           0.49          0.55
---------------------------------------------------------- -------------- -------------- ------------- ---------------


               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                    (AMOUNts IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

                                                                                            Alger
                         Assets                                Alger        Alger Mid     Leveraged
                                                             Balanced      Cap Growth       All Cap

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
113,115 shares at net asset value of $11.29                        1,277             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,402)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
65,122 shares at net asset value of $12.45                            --            811            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,058)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
15,531 shares at net asset value of $20.85                            --             --           324

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $474)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 1,277            811           324
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            1,277            811           324
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                      127            335            66
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                       630             36           113
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                   103            121            10
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --             2
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       21             70            36
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                     396            249            97
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                  164,037        556,729       166,574
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                   807,878         58,359       259,540
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet               132,265        197,707        22,331
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                      405             --         4,322
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                   26,714        115,182        84,773
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                 508,954        404,674       225,458
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                     0.77           0.60          0.40
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.78           0.61          0.43
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                  0.78           0.61          0.43
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                     0.78             --          0.43
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                     0.78           0.61          0.43
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                    0.78           0.61          0.43
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                    (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

                                                                            Federated     Federated
                         Assets                              Federated       Capital       US Gov't
                                                           International     Income          Bond

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
15,966 shares at net asset value of $4.58                             73             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $85)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
61,422 shares at net asset value of $7.52                             --            462            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $648)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
152,908 shares at net asset value of $11.98                           --             --         1,832

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,733)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    73            462         1,832
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                               73            462         1,832
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --            262         1,832
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                         4             69            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             69            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       26             17            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      43             45            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --        428,310     1,417,807
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                     7,616        110,689            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --        112,748            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                   52,724         27,447            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                  89,620         72,005            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --           0.61          1.29
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.48           0.62            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --           0.61            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                     0.48           0.61            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                    0.48           0.62            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                                                             Federated                    Federated
                         Assets                             High Income     Federated       Equity
                                                               Bond       Growth Strat      Income

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
297,315 shares at net asset value of $7.08                         2,105             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,286)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
73,583 shares at net asset value of $13.00                            --            957            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,743)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
57,940 shares at net asset value of $9.73                             --             --           564

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $730)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 2,105            957           564
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            2,105            957           564
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                    1,684            874           297
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                       282              2            39
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    54             28            10
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       37             --           101
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      48             53           117
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                1,852,670      1,125,064       364,660
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                   306,402          5,141        64,587
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                58,473         58,548        16,684
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                   40,013             --       167,582
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                  51,944        113,113       191,682
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                     0.91           0.78          0.81
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.92           0.47          0.61
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                  0.92           0.47          0.61
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                     0.91             --          0.60
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                    0.92           0.47          0.61
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                           Growth & Inc   Equity Income     Growth      High Income

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
8,064 shares at net asset value of $10.86                             88             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $122)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
110,357 shares at net asset value of $18.16                           --          2,004            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,619)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
89,112 shares at net asset value of $23.44                            --             --         2,089             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $4,243)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
43,971 shares at net asset value of $5.93                             --             --            --            261

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $404)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    88          2,004         2,089            261
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                               88          2,004         2,089             261
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    88          2,001         2,084             236
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --              3             5               7
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              18
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                               122,611      1,131,865     1,235,203         222,961
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --          1,725         2,681           5,940
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --          16,912
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  0.71           1.77          1.69            1.06
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --           1.90          1.86            1.14
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --            1.06
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------


               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                           Money Market     Overseas     Invest. Bond    Asset Mgr

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
583,418 shares at net asset value of $1.00                           583             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $583)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
31,865 shares at net asset value of $10.98                            --            350            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $681)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
41,538 shares at net asset value of $13.70                            --             --           569             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $524)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
105,114 shares at net asset value of $12.75                           --             --            --          1,340

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,529)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   583            350           569          1,340
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              583            350           569           1,340
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --             820
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                   572            331           564             520
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 11             --             5              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             19            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --         814,590
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                               435,319        338,935       333,322         341,175
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                              8,039             46         2,968              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --         19,045            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --            1.01
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  1.31           0.98          1.69            1.52
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                               1.42           1.04          1.75              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --           0.98            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------


               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                    (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

                                                                                         Fidelity
                         Assets                              Fidelity       Fidelity      Asset Mgr
                                                             Index 500     Contra Fund      Growth

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
86,447 shares at net asset value of $99.92                         8,638             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $11,237)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
307,549 shares at net asset value of $18.10                           --          5,567            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $6,895)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
105,315 shares at net asset value of $10.33                           --             --         1,088

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,529)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 8,638          5,567         1,088
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            8,638          5,567         1,088
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                    5,278          3,812           796
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                 3,359          1,711           290
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                  1              2             2
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             42            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                5,911,552      3,618,073       915,690
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                             1,742,314        921,685       225,276
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                595            994         1,386
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --         22,426            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                     0.89           1.05          0.87
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  1.93           1.86          1.29
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                               2.26           2.00          1.35
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --           1.86            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                    (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

                                                                            Fidelity
                         Assets                              Fidelity      Growth Opp      Fidelity
                                                           Balanced Port      Port       MidCap Port

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
3,169 shares at net asset value of $12.16                             39             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $45)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
106,611 shares at net asset value of $11.71                           --          1,248            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,154)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
32,567 shares at net asset value of $17.51                            --             --           570

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $606)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    39          1,248           570
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                               39          1,248           570
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --          1,219            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    39             29           570
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --      1,767,915            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                46,780         55,576       419,870
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --           0.69            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  0.82           0.52          1.36
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                    (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

                                                             Fidelity                      Fidelity      Fidelity
                         Assets                             Aggressive      Fidelity      Asset Mgr       Contra
                                                             Growth II    Asset Mgr II    Growth II       Fund II

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
11,983 shares at net asset value of $6.01                             72             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $85)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
301 shares at net asset value of $12.59                               --              4            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $4)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
222 shares at net asset value of $10.21                               --             --             2             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
66,279 shares at net asset value of $17.95                            --             --            --          1,190

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,301)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    72              4             2          1,190
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                               72              4             2           1,190
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                         2             --            --             591
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    17             --            --              62
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              55
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --             141
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      53              4             2             341
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                     3,420             --            --         797,162
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                26,790             --            --          83,373
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --          75,093
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --         191,852
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                  84,836          4,632         3,334         460,873
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.63             --            --            0.74
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                  0.62             --            --            0.74
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --            0.74
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --            0.73
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                    0.63           0.82          0.68            0.74
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                         Assets                              Fidelity       Fidelity       Fidelity
                                                           Index 500 II   Growth Opp II   MidCap II

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
16,410 shares at net asset value of $99.29                         1,629             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,803)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
11,906 shares at net asset value of $11.64                            --            139            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $166)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
35,088 shares at net asset value of $17.39                            --             --           610

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $647)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 1,629            139           610
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            1,629            139           610
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                       392             25           248
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                   218              7            60
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       71             --             2
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                      378             --            90
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                     570            107           210
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                   642,738         42,986       269,045
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet               357,939         12,595        65,017
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                  116,710             --         2,675
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                  624,508             --        98,157
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                 932,788        185,377       228,410
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.61           0.57          0.92
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                  0.61           0.57          0.92
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                     0.61             --          0.92
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                     0.60             --          0.92
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                    0.61           0.57          0.92
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                                                                             Invesco                      Invesco
                         Assets                               Invesco        Health        Invesco       Small Co.
                                                             Dynamics       Sciences      Technology      Growth

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
10,591 shares at net asset value of $8.54                             90             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $100)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
16,336 shares at net asset value of $13.75                            --            225            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $243)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
8,890 shares at net asset value of $8.17                              --             --            73             --
                                                                       --              --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $82)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
8,203 shares at net asset value of $10.14                             --             --            --             83
                                                                       --              --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $84)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    90            225            73             83
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                               90            225            73              83
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                         2             16             6              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    22             30             4              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             13            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      66            166            63              83
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                     4,095         21,253        15,956             823
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                39,449         38,714        10,527              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --         17,133            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                 121,860        216,766       169,510         138,813
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.55           0.76          0.37            0.60
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                  0.55           0.76          0.37              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --           0.76            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                    0.55           0.76          0.37            0.60
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                                                                                                          Invesco
                         Assets                            Invesco Real      Invesco       Invesco       Financial
                                                            Estate Opp      Utilities      Telecom         Svcs.

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
14,242 shares at net asset value of $10.49                           149             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $151)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,382 shares at net asset value of $11.16                             --             27            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $28)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
22,563 shares at net asset value of $2.74                             --             --            62             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $78)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
11,439 shares at net asset value of $10.50                            --             --            --            120

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $125)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   149             27            62            120
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              149             27            62             120
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                         4              2             2               7
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --            25              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                     145             25            35             113
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                     3,738          3,454         6,539           8,888
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --        90,131              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                 134,466         44,001       127,201         140,020
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      1.08           0.56          0.28            0.81
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --          0.28              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                    1.08           0.56          0.28            0.81
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                                                                                                            MFS
                         Assets                            MFS Emerging    MFS Capital                   Investors
                                                              Growth         Opport      MFS Research      Trust

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
164,330 shares at net asset value of $11.91                        1,957             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $4,565)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
155,060 shares at net asset value of $9.53                            --          1,478            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,901)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
130,671 shares at net asset value of $10.78                           --             --         1,409             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,394)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
106,509 shares at net asset value of $13.47                           --             --            --          1,435

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,029)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 1,957          1,478         1,409          1,435
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            1,957          1,478         1,409           1,435
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                    1,686          1,313         1,149           1,256
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        28             43            90              50
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    17              7            16              37
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                      127             59            44              19
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      99             56           110              73
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                2,143,528      1,584,975     1,638,642       1,761,706
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                    77,746         91,725       174,417          77,484
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                47,180         13,943        31,861          57,313
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                  351,883        126,514        84,597          29,365
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                 273,817        117,818       212,402         111,685
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                     0.79           0.83          0.70            0.71
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.36           0.47          0.52            0.65
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                  0.36           0.47          0.52            0.65
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                     0.36           0.47          0.51            0.64
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                    0.36           0.47          0.52            0.65
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                         Assets                            Van Eck Hard      Van Eck
                                                              Assets      Emerging Mkts

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
15,069 shares at net asset value of $10.30                           155             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $166)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
52,301 shares at net asset value of $7.89                             --            413

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $588)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   155            413
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              155            413
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                      155            413
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                  195,767        569,241
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                     0.79           0.72
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                    (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS


                         Assets                                             AN Equity                    AN Money
                                                             AN Growth       Income      AN Balanced      Market

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,670,162 shares at net asset value of $1.15                       3,071             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $4,388)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
6,302,856 shares at net asset value of $1.30                          --          8,194            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $10,614)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,732,432 shares at net asset value of $1.20                          --             --         3,279             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $3,918)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
11,344,185 shares at net asset value of $1.00                         --             --            --         11,344

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $11,344)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 3,071          8,194         3,279         11,344
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            3,071          8,194         3,279          11,344
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                      969          3,649         1,718           2,196
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                 2,035          3,968         1,153             466
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                  1              1             6              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             48            48              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        24            209           158           5,853
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                     7            176            47              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --             5              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             57            57             121
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      35             86            87           2,708
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                1,274,416      3,398,147     1,643,258       1,964,729
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                             1,564,834      2,099,438       719,597         377,790
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                430            489         3,579              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --         25,215        29,871              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                    42,827        272,783       184,293       5,669,242
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                12,202        229,992        55,193              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --         6,211              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --         75,357        66,907         118,289
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                  61,528        112,392       101,236       2,619,126
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                     0.76           1.07          1.05            1.12
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  1.30           1.89          1.60            1.23
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                               1.49           2.03          1.64              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --           1.89          1.60              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.56           0.77          0.86            1.03
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                  0.56           0.76          0.85              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --          0.85              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --           0.76          0.85            1.02
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                    0.56           0.77          0.86            1.03
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                    (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

                                                            AN            AN
                         Assets                                              AN High      Small/Mid    International
                                                           AN Gov't Bond   Yield Bond        Cap           Stock

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
1,082,815 shares at net asset value of $1.09                       1,180             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,199)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
227,604 shares at net asset value of $0.77                            --            175            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $206)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
907,441 shares at net asset value of $0.13                            --             --           118             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $250)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
220,518 shares at net asset value of $0.49                            --             --            --            108

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $122)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 1,180            175           118            108
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            1,180            175           118             108
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                      261             76             9              64
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                   126              4            28              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                       156             10             3               4
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                   115             --            64              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                        1             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                      250             52            --              12
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                     271             33            14              28
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                  223,614         80,937        78,626          98,439
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                               110,022          3,919       232,255             211
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                   132,190         10,263        24,508           7,139
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                97,346             --       494,020              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                      577             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                  212,941         55,209            --          23,484
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                 229,346         35,036       112,826          56,406
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                     1.17           0.95          0.12            0.66
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  1.15           0.96          0.12            0.64
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      1.18           0.95          0.13            0.52
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                  1.18             --          0.13              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                     1.18             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                     1.17           0.94            --            0.51
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                    1.18           0.95          0.13            0.51
---------------------------------------------------------- -------------- -------------- ------------- ---------------


               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

                                                                          T Rowe Price      T Rowe
                         Assets                            T Rowe Price   International   Price Ltd    T Rowe Price
                                                           Equity Income      Stock       Term Bond    MidCap Growth

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
257,742 shares at net asset value of $16.36                        4,217             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $4,823)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
115,473 shares at net asset value of $9.26                            --          1,069            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,556)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
369,331 shares at net asset value of $5.08                            --             --         1,876             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,848)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
157,907 shares at net asset value of $14.38                           --             --            --          2,271

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,807)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 4,217          1,069         1,876          2,271
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            4,217          1,069         1,876           2,271
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                    2,441            707         1,378           1,571
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    88              6            --             193
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                       864            222           180             124
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                   208             10            66              33
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       53             --            --              38
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                      224             --            50              62
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                     339            124           202             250
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                2,299,675        937,347     1,096,342       1,310,008
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                97,514         11,213            --         209,404
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                   938,974        418,239       156,695         161,589
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet               226,544         18,590        57,680          43,312
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                   58,213             --            --          50,534
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                  245,269             --        44,133          81,897
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                 367,994        232,305       175,812         326,337
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                     1.06           0.75          1.26            1.20
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  0.90           0.54            --            0.92
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.92           0.53          1.15            0.76
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                  0.92           0.53          1.15            0.76
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                     0.91             --            --            0.76
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                     0.91             --          1.14            0.76
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                    0.92           0.53          1.15            0.77
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                         Assets                            Lazard Small      Lazard
                                                                Cap       Emerging Mkts

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
81,052 shares at net asset value of $10.72                           869             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $904)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
31,942 shares at net asset value of $7.02                             --            224

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $287)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   869            224
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              869            224
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                      869            224
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                  759,799        280,902
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                     1.14           0.80
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
                             SEGREGATED SUBACCOUNTS

                                                                                            Alger
                       Operations                           Alger Small                    Income &
                                                                Cap       Alger Growth      Growth

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                --              1             5
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                 (1)            (4)           (4)
----------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --            --
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             (2)           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             (1)           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 (1)            --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             (7)           (3)
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                (1)            (2)           (3)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     (3)           (15)           (5)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                (5)          (270)          (70)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   (5)          (270)          (70)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation         (51)          (220)         (239)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                           (56)          (490)         (309)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from             (59)          (505)         (314)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                              Alger        Alger Mid       Alger
                                                                                          Leveraged
                                                             Balanced      Cap Growth      All Cap

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                20             --            --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                 (2)            (4)           (1)
----------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --            --
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  (5)            (1)           (1)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              (1)            (1)           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             (1)           (1)
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                (4)            (3)           (1)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      8            (10)           (4)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments               (27)          (273)          (21)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                  (27)          (273)          (21)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation        (132)           (41)         (112)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                          (159)          (314)         (133)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from            (151)          (324)         (137)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Federated      Federated     Federated
                                                                             Capital       US Gov't
                                                           International     Income          Bond

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                --              25            66
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                 --             (3)          (19)
----------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --            --
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             (1)           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             (1)           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 (1)            --            --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                (1)            --            --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     (2)             20            47
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                (4)           (74)           69
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   (4)           (74)           69
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          (4)           (95)            2
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            (8)          (169)           71
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from             (10)          (149)          118
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Federated      Federated     Federated
                                                            High Income                     Equity
                                                               Bond       Growth Strat      Income

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying               224             --            17
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                (25)           (14)           (6)
----------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --            --
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  (3)            --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             --            (3)
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                (1)            --            (1)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                    195            (14)            7
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments              (405)          (373)         (240)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                 (405)          (373)         (240)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation         220             (9)            4
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                          (185)          (382)         (236)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              10           (396)         (229)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity      Fidelity
                                                           Growth & Inc   Equity Income     Growth      High Income


---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                 1             58             8             32
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                 --             --            --             --
----------------------------------------------------------
     Investrac Gold Variable Annuity                              (1)           (34)          (39)            (3)
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --             --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             --            --             --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                --             --            --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     --              24          (31)             29
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             49            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                (1)          (165)         (660)           (68)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   (1)          (116)         (660)           (68)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation         (16)          (420)         (402)            43
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                           (17)          (536)       (1,062)           (25)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from             (17)          (512)       (1,093)             4
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity      Fidelity
                                                           Money Market     Overseas     Invest. Bond    Asset Mgr

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                11              3            17             78
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                 --             --            --            (13)
----------------------------------------------------------
     Investrac Gold Variable Annuity                              (9)            (5)           (6)            (9)
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --             --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             --            --             --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                --             --            --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      2             (2)           11             56
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                --            (39)           13           (244)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   --            (39)           13           (244)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          --            (56)           18             (5)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            --            (95)           31           (249)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from               2            (97)           42           (193)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity
                                                                                          Asset Mgr
                                                             Index 500     Contra Fund      Growth


---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying               147             57            37
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                (79)           (57)          (11)
----------------------------------------------------------
     Investrac Gold Variable Annuity                             (58)           (27)           (5)
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             --            --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                --             --            --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     10            (27)           21
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments              (823)          (607)         (133)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                 (823)          (607)         (133)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation      (2,112)          (114)         (126)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                        (2,935)          (721)         (259)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from          (2,925)          (748)         (238)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002


                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity
                                                                           Growth Opp
                                                           Balanced Port      Port       MidCap Port

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                 1             18             6
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                 --            (19)           --
----------------------------------------------------------
     Investrac Gold Variable Annuity                              (5)            --            (8)
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             --            --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                --             --            --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     (4)            (1)           (2)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                (1)          (274)            7
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   (1)          (274)            7
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          (4)          (147)          (73)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            (5)          (421)          (66)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              (9)          (422)          (68)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------

                       Operations                            Fidelity       Fidelity       Fidelity      Fidelity
                                                            Aggressive                    Asset Mgr       Contra
                                                             Growth II    Asset Mgr II    Growth II       Fund II

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                --             --            --              3
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                 --             --            --             --
----------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --            --             --
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --             --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             --            --             (5)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             --            --             (1)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --             (1)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             --            --             (1)
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                (1)            --            --             (3)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     (1)            --            --             (8)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                (1)            --            (1)            (4)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   (1)            --            (1)            (4)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation         (14)            --            --           (117)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                           (15)            --            (1)          (121)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from             (16)            --            (1)          (129)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity
                                                           Index 500 II   Growth Opp II   MidCap II

-------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                13              1             2
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                 --             --            --
----------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --            --
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  (5)            --            (2)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              (2)            --            (1)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 (1)            --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 (6)            --            (1)
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                (5)            (1)           (2)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     (6)            --            (4)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments              (179)            (5)          (21)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                 (179)            (5)          (21)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation        (196)           (30)          (44)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                          (375)           (35)          (65)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from            (381)           (35)          (69)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                             Invesco        Invesco       Invesco        Invesco
                                                                             Health                      Small Co.
                                                             Dynamics       Sciences      Technology      Growth

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                --             --            --             --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                 --             --            --             --
----------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --            --             --
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --             --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             --            --             --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                --             (2)           (1)            --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     --             (2)           (1)            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                (9)           (26)          (28)            (3)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   (9)           (26)          (28)            (3)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation         (10)           (20)           (9)            (1)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                           (19)           (46)          (37)            (4)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from             (19)           (48)          (38)            (4)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                          Invesco Real      Invesco       Invesco        Invesco
                                                                                                         Financial
                                                            Estate Opp      Utilities      Telecom         Svcs.

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                 2             --            --              1
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                 --             --            --             --
----------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --            --             --
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --             --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             --            --             --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                (1)            --            --             (1)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                       1            --            --             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                (6)            --            (2)           (16)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   (6)            --            (2)           (16)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          (2)            (1)          (17)            (6)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            (8)            (1)          (19)           (22)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              (7)            (1)          (19)           (22)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                          MFS Emerging    MFS Capital   MFS Research       MFS
                                                                                                         Investors
                                                              Growth         Opport                        Trust

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                --              1             5             10
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                (27)           (21)          (18)           (19)
----------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --            --             --
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --             --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             (1)           (1)            (1)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 (3)            (2)           (1)            --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                (1)            (1)           (1)            (1)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                    (31)           (24)          (16)           (11)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments              (482)          (360)         (355)          (188)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                 (482)          (360)         (355)          (188)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation        (647)          (357)         (180)          (246)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                        (1,129)          (717)         (535)          (434)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from          (1,160)          (741)         (551)          (445)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                          Van Eck Hard      Van Eck
                                                              Assets      Emerging Mkts

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                 1              1
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                 (2)            (7)
----------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     (1)            (6)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                (1)          (113)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   (1)          (113)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          (5)            103
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            (6)           (10)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              (7)           (16)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                            AN Growth      AN Equity    AN Balanced     AN Money
                                                                             Income                       Market
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                22            139           136            101
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                (15)           (54)          (24)           (29)
----------------------------------------------------------
     Investrac Gold Variable Annuity                             (35)           (67)          (19)            (5)
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --             --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  (1)            (3)           (2)           (61)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             (2)           (1)            (1)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             (1)           (1)            (3)
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                --             (1)           (2)           (29)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                    (29)            11            87            (27)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --            357            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments              (371)          (428)         (177)            --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                 (371)           (71)         (177)            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation        (957)        (1,573)         (239)            --
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                        (1,328)        (1,644)         (416)            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from          (1,357)        (1,633)         (329)           (27)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                          AN Gov't Bond     AN High          AN            AN
                                                                                          Small/Mid    International
                                                                           Yield Bond        Cap           Stock

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                46             14            --              1
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                 (2)            (1)           --             --
----------------------------------------------------------
     Investrac Gold Variable Annuity                              (1)            --            (1)            --
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --             --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  (1)            --            --             (1)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              (1)            --            (1)            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 (2)            (1)           --             --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                (2)            --            --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     37             12            (2)            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                            1             --            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                12             (5)          (11)           (14)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   13             (5)          (11)           (14)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation         (11)           (14)          (75)            (7)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                             2            (19)          (86)           (21)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              39             (7)          (88)           (21)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                          T Rowe Price   T Rowe Price      T Rowe     T Rowe Price
                                                                          International   Price Ltd
                                                           Equity Income      Stock       Term Bond    MidCap Growth

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                77             11            77             --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                (37)           (11)          (16)           (24)
----------------------------------------------------------
     Investrac Gold Variable Annuity                              (1)            --            --             (3)
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --             --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  (7)           (11)           (1)            (1)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              (3)            --            (1)            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 (1)            --            --             (1)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 (3)            --            --             (1)
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                (4)            (1)           (1)            (3)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      21           (12)            58           (33)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                            1              1            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments              (189)           665            23            (59)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                 (188)           666            23            (59)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation        (598)          (102)          (11)          (619)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                          (786)           564            12           (678)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from            (765)           552            70           (711)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                          Lazard Small      Lazard
                                                                Cap       Emerging Mkts

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                 4              1
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                (12)            (3)
----------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     (8)            (2)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                23            (56)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   23            (56)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation        (221)            50
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                          (198)            (6)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from            (206)            (8)
operations
========================================================== ============== ============== ============= ==============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                       Net Changes                            Alger        Alger     Alger
                                                                                     Income &
                                                            Small Cap     Growth       Growth
---------------------------------------------------------- ------------ ------------ ----------- -------------
---------------------------------------------------------- ------------ ------------ ----------- -------------
Operations
----------------------------------------------------------
----------------------------------------------------------
   Investment income (loss) - net                               (3)         (15)         (5)
----------------------------------------------------------
   Net realized gains (losses) on investments                   (5)        (270)        (70)
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                              (51)        (220)       (239)
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------ ----------- -------------
---------------------------------------------------------- ------------ ------------ ----------- -------------
Net increase (decrease) in net assets resulting from           (59)        (505)       (314)
operations
---------------------------------------------------------- ------------ ------------ ----------- -------------

----------------------------------------------------------
Policy transactions
----------------------------------------------------------
   Policy purchase payments:
----------------------------------------------------------
     WealthQuest Variable Annuity                                5           44          17
----------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --          --
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --          --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --          --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 2          271          53
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            12           46          17
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           2
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           33          75
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered              76        1,357         195
----------------------------------------------------------

----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
----------------------------------------------------------
     WealthQuest Variable Annuity                               --          (73)        (18)
----------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --          --
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --          --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --          --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --          (15)        (21)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           (5)         (6)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --          (1)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --         (192)        (55)
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered             (10)      (1,187)        (47)
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------ ----------- -------------
---------------------------------------------------------- ------------ ------------ ----------- -------------
Increase (decrease) in net assets from                          85          279         211
policy transactions
---------------------------------------------------------- ------------ ------------ ----------- -------------
---------------------------------------------------------- ------------ ------------ ----------- -------------

----------------------------------------------------------
----------------------------------------------------------
Increase (decrease) in net assets                               26         (226)       (103)
----------------------------------------------------------

----------------------------------------------------------
Net assets at the beginning of year                            173        1,212         803
---------------------------------------------------------- ------------ ------------ ----------- -------------
---------------------------------------------------------- ------------ ------------ ----------- -------------

----------------------------------------------------------
----------------------------------------------------------
Net assets at the end of year                                  199          986         700
========================================================== ============ ============ =========== =============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                       Net Changes                            Alger      Alger Mid   Alger
                                                                                     Leveraged
                                                            Balanced    Cap Growth    All Cap

---------------------------------------------------------- ------------ ------------ ----------- -------------
---------------------------------------------------------- ------------ ------------ ----------- -------------
Operations
----------------------------------------------------------
----------------------------------------------------------
   Investment income (loss) - net                                8          (10)         (4)
----------------------------------------------------------
   Net realized gains (losses) on investments                  (27)        (273)        (21)
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                             (132)         (41)       (112)
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------ ----------- -------------
---------------------------------------------------------- ------------ ------------ ----------- -------------
Net increase (decrease) in net assets resulting from          (151)        (324)       (137)
operations
---------------------------------------------------------- ------------ ------------ ----------- -------------

----------------------------------------------------------
Policy transactions
----------------------------------------------------------
   Policy purchase payments:
----------------------------------------------------------
     WealthQuest Variable Annuity                               20          186           6
----------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --          --
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --          --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --          --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               684           55         124
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           113          165          13
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           3
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           20          13
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered             194          228          85
----------------------------------------------------------

----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
----------------------------------------------------------
     WealthQuest Variable Annuity                             (200)        (175)         (3)
----------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --          --
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --          --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --          --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               (31)         (39)         (4)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --          (30)         (2)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --          --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               (3)          --          (3)
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered             (98)         (47)        (20)
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------ ----------- -------------
---------------------------------------------------------- ------------ ------------ ----------- -------------
Increase (decrease) in net assets from                         679          363         212
policy transactions
---------------------------------------------------------- ------------ ------------ ----------- -------------
---------------------------------------------------------- ------------ ------------ ----------- -------------

----------------------------------------------------------
----------------------------------------------------------
Increase (decrease) in net assets                              528           39          75
----------------------------------------------------------

----------------------------------------------------------
Net assets at the beginning of year                            749          772         249
---------------------------------------------------------- ------------ ------------ ----------- -------------
---------------------------------------------------------- ------------ ------------ ----------- -------------

----------------------------------------------------------
----------------------------------------------------------
Net assets at the end of year                                1,277          811         324
========================================================== ============ ============ =========== =============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                          Federated     Federated    Federated
                                                                          Capital     US Gov't
                                                          International   Income        Bond

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               (2)          20           47
---------------------------------------------------------
   Net realized gains (losses) on investments                   (4)         (74)          69
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                  (4)         (95)           2
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from           (10)        (149)         118
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           35          796
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 1           44           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           96           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                1            1           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered           1,206          461           --
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --          (46)        (776)
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --          (38)          --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --          (17)          --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               (1)          --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered          (1,184)        (430)          --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                          23          106           20
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                               13          (43)         138
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                             60          505        1,694
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                   73          462        1,832
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                          Federated     Federated    Federated
                                                          High Income     Growth       Equity
                                                              Bond         Strat       Income

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                              195          (14)           7
---------------------------------------------------------
   Net realized gains (losses) on investments                 (405)        (373)        (240)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                 220           (9)           4
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from            10         (396)        (229)
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                              566          105           26
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                51            2           38
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            55           24           12
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               25           --          121
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered             408           44          960
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                             (965)        (268)        (348)
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               (31)          (1)          --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           (2)          --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --         (131)
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered            (383)          --         (827)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                        (274)         (96)        (149)
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                             (264)        (492)        (378)
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                          2,369        1,449          942
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                2,105          957          564
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity     Fidelity     Fidelity     Fidelity
                                                                          Equity
                                                          Growth & Inc    Income       Growth     High Income

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               --           24          (31)          29
---------------------------------------------------------
   Net realized gains (losses) on investments                   (1)        (116)        (660)         (68)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                 (16)        (420)        (402)          43
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from           (17)        (512)      (1,093)           4
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            13          124          157           11
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --           --
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --         (507)        (657)         (66)
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --           --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                          13         (383)        (500)         (55)
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                               (4)        (895)      (1,593)         (51)
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                             92        2,899        3,682          312
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                   88        2,004        2,089          261
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity     Fidelity     Fidelity     Fidelity
                                                                                       Invest.
                                                          Money Market   Overseas       Bond       Asset Mgr

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                                2           (2)          11           56
---------------------------------------------------------
   Net realized gains (losses) on investments                   --          (39)          13         (244)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                  --          (56)          18           (5)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from             2          (97)          42         (193)
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --           99
---------------------------------------------------------
     Investrac Gold Variable Annuity                           311           48          275           13
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --           --
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --         (548)
---------------------------------------------------------
     Investrac Gold Variable Annuity                          (388)         (34)        (180)        (174)
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --           --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                         (77)          14           95         (610)
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                              (75)         (83)         137         (803)
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                            658          433          432        2,143
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                  583          350          569        1,340
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity     Fidelity     Fidelity
                                                                                      Asset Mgr
                                                           Index 500    Contra Fund    Growth

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               10          (27)          21
---------------------------------------------------------
   Net realized gains (losses) on investments                 (823)        (607)        (133)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              (2,112)        (114)        (126)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from        (2,925)        (748)        (238)
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                              245          417           33
---------------------------------------------------------
     Investrac Gold Variable Annuity                           162          197           38
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                             (951)      (1,102)        (126)
---------------------------------------------------------
     Investrac Gold Variable Annuity                          (712)        (397)         (78)
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                      (1,256)        (885)        (133)
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                           (4,181)      (1,633)        (371)
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                         12,819        7,200        1,459
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                8,638        5,567        1,088
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity     Fidelity     Fidelity
                                                            Balanced    Growth Opp
                                                              Port         Port      MidCap Port

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               (4)          (1)          (2)
---------------------------------------------------------
   Net realized gains (losses) on investments                   (1)        (274)           7
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                  (4)        (147)         (73)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from            (9)        (422)         (68)
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           59           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                             5            3           67
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --         (300)          --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           (2)         (81)
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                           5         (240)         (14)
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                               (4)        (662)         (82)
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                             43        1,910          652
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                   39        1,248          570
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity     Fidelity     Fidelity     Fidelity
                                                           Aggressive    Asset Mgr    Asset Mgr     Contra
                                                           Growth II        II        Growth II     Fund II

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               (1)          --           --           (8)
---------------------------------------------------------
   Net realized gains (losses) on investments                   (1)          --           (1)          (4)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                 (14)          --           --         (117)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from           (16)          --           (1)        (129)
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 2           --           --          667
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            16           --           --           43
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --           94
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              52           --            2          220
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --          (58)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --           (4)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --           (7)
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              (2)          --           (5)         (60)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                          68           --           (3)         895
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                               52           --           (4)         766
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                             20            4            6          424
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                   72            4            2        1,190
========================================================= ============= ============ ============ ============


                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity     Fidelity     Fidelity
                                                                        Growth Opp
                                                          Index 500 II      II        MidCap II

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               (6)          --           (4)
---------------------------------------------------------
   Net realized gains (losses) on investments                 (179)          (5)         (21)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                (196)         (30)         (44)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from          (381)         (35)         (69)
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               250            9          300
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           215            6           41
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --            3
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              278           --          109
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered           1,232           54          851
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider              (132)          (5)         (34)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           (11)          (9)          (9)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              (61)          --          (12)
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered            (894)         (15)        (726)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                         877           40          523
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                              496            5          454
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                          1,133          134          156
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                1,629          139          610
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Invesco      Invesco       Invesco      Invesco
                                                                          Health                   Small Co.
                                                           Dynamics      Sciences    Technology     Growth

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                              --            (2)          (1)          --
---------------------------------------------------------
   Net realized gains (losses) on investments                  (9)          (26)         (28)          (3)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                (10)          (20)          (9)          (1)
---------------------------------------------------------

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Net increase (decrease) in net assets resulting from          (19)          (48)         (38)          (4)
operations
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                              --            --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                           --            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                        --            --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                3            17            8           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           30            33            7           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              --            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered            805           595          426          980
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                              --            --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                           --            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                        --            --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           --            (1)          --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              --            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered           (733)         (473)        (383)        (902)
---------------------------------------------------------

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Increase (decrease) in net assets from                        105           171           58           78
policy transactions
--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                              86           123           20           74
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                             4           102           53            9
--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                  90           225           73           83
========================================================= ============ ============= ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Invesco      Invesco       Invesco      Invesco
                                                             Real                                  Financial
                                                          Estate Opp    Utilities      Telecom       Svcs.

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               1            --           --           --
---------------------------------------------------------
   Net realized gains (losses) on investments                  (6)           --           (2)         (16)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                 (2)           (1)         (17)          (6)
---------------------------------------------------------

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Net increase (decrease) in net assets resulting from           (7)           (1)         (19)         (22)
operations
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                              --            --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                           --            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                        --            --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                4             2           --            1
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           --            --           31           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              --            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered            555            17           38          569
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                              --            --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                           --            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                        --            --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              --            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered           (420)           (2)          (3)        (500)
---------------------------------------------------------

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Increase (decrease) in net assets from                        139            17           66           70
policy transactions
--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                             132            16           47           48
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                            17            11           15           72
--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                 149            27           62          120
========================================================= ============ ============= ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                             MFS      MFS Capital       MFS          MFS
                                                           Emerging                                Investors
                                                            Growth        Opport      Research       Trust

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                             (31)          (24)         (16)         (11)
---------------------------------------------------------
   Net realized gains (losses) on investments                (482)         (360)        (355)        (188)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                               (647)         (357)        (180)        (246)
---------------------------------------------------------

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Net increase (decrease) in net assets resulting from       (1,160)         (741)        (551)        (445)
operations
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                             239           174          181          184
---------------------------------------------------------
     Investrac Gold Variable Annuity                           --            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                        --            --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               41            16          115           42
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           20            --           26           46
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              32            21           55           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered            135            33          816           41
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                            (471)         (449)        (404)        (417)
---------------------------------------------------------
     Investrac Gold Variable Annuity                           --            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                        --            --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider              (19)           (1)         (68)         (12)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           (1)           (1)          (9)          (9)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup             (45)          (58)         (39)          (3)
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered            (84)           (6)        (734)          (3)
---------------------------------------------------------

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Increase (decrease) in net assets from                       (153)         (271)         (61)        (131)
policy transactions
--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                          (1,313)       (1,012)        (612)        (576)
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                         3,270         2,490        2,021        2,011
--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                               1,957         1,478        1,409        1,435
========================================================= ============ ============= ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Van Eck      Van Eck
                                                                         Emerging
                                                          Hard Assets      Mkts

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                              (1)           (6)
---------------------------------------------------------
   Net realized gains (losses) on investments                  (1)         (113)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                 (5)          103
---------------------------------------------------------

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Net increase (decrease) in net assets resulting from           (7)          (16)
operations
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               9            20
---------------------------------------------------------
     Investrac Gold Variable Annuity                           --            --
---------------------------------------------------------
     Group Unallocated Variable Annuity                        --            --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --            --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               --            --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           --            --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              --            --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              --            --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered             --            --
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                             (18)         (145)
---------------------------------------------------------
     Investrac Gold Variable Annuity                           --            --
---------------------------------------------------------
     Group Unallocated Variable Annuity                        --            --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --            --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               --            --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           --            --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              --            --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              --            --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered             --            --
---------------------------------------------------------

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Increase (decrease) in net assets from                         (9)         (125)
policy transactions
--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                             (16)         (141)
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                           171           554
--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                 155           413
========================================================= ============ ============= ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                       Net Changes                          AN Growth    AN Equity   AN           AN Money
                                                                          Income     Balanced      Market

---------------------------------------------------------- ------------ ------------ ---------- --------------
---------------------------------------------------------- ------------ ------------ ---------- --------------
Operations
----------------------------------------------------------
----------------------------------------------------------
   Investment income (loss) - net                              (29)          11         87            (27)
----------------------------------------------------------
   Net realized gains (losses) on investments                 (371)         (71)      (177)            --
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                             (957)      (1,573)      (239)            --
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------ ---------- --------------
---------------------------------------------------------- ------------ ------------ ---------- --------------
Net increase (decrease) in net assets resulting from        (1,357)      (1,633)      (329)           (27)
operations
---------------------------------------------------------- ------------ ------------ ---------- --------------

----------------------------------------------------------
Policy transactions
----------------------------------------------------------
   Policy purchase payments:
----------------------------------------------------------
     WealthQuest Variable Annuity                               88          106        104          2,189
----------------------------------------------------------
     Investrac Gold Variable Annuity                            57          251         80            672
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --         --             --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --         --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 9           49         80         91,688
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             7          138         56            915
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                1           --          6             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --          103          6            377
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered              28           39        295          9,311
----------------------------------------------------------

----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
----------------------------------------------------------
     WealthQuest Variable Annuity                             (187)        (686)      (378)        (2,632)
----------------------------------------------------------
     Investrac Gold Variable Annuity                          (520)      (1,040)      (325)          (375)
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --         --             --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --         --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               (22)         (15)        (1)       (90,388)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --          (26)        (5)        (1,039)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               (1)          --         --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --         (103)        --           (725)
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered              (7)         (26)      (370)        (8,564)
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------ ---------- --------------
---------------------------------------------------------- ------------ ------------ ---------- --------------
Increase (decrease) in net assets from                        (547)      (1,210)      (452)         1,429
policy transactions
---------------------------------------------------------- ------------ ------------ ---------- --------------
---------------------------------------------------------- ------------ ------------ ---------- --------------

----------------------------------------------------------
----------------------------------------------------------
Increase (decrease) in net assets                           (1,904)      (2,843)      (781)         1,402
----------------------------------------------------------

----------------------------------------------------------
Net assets at the beginning of year                          4,975      11,037       4,060          9,942
---------------------------------------------------------- ------------ ---------- ------------ --------------
---------------------------------------------------------- ------------ ------------ ---------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net assets at the end of year                                3,071       8,194       3,279        11,344
========================================================== ============ ========== ============ ==============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                          AN Gov't      AN High        AN            AN
                                                                                     Small/Mid   International
                                                             Bond      Yield Bond       Cap         Stock

-------------------------------------------------------- ------------- ------------ ------------ -------------
-------------------------------------------------------- ------------- ------------ ------------ -------------
Operations
--------------------------------------------------------
--------------------------------------------------------
   Investment income (loss) - net                              37           12           (2)           --
--------------------------------------------------------
   Net realized gains (losses) on investments                  13           (5)         (11)          (14)
--------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                (11)         (14)         (75)           (7)
--------------------------------------------------------

-------------------------------------------------------- ------------- ------------ ------------ -------------
-------------------------------------------------------- ------------- ------------ ------------ -------------
Net increase (decrease) in net assets resulting from           39           (7)         (88)          (21)
operations
-------------------------------------------------------- ------------- ------------ ------------ -------------

--------------------------------------------------------
Policy transactions
--------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------
     WealthQuest Variable Annuity                             264           --            2            66
--------------------------------------------------------
     Investrac Gold Variable Annuity                           95            2           --            --
--------------------------------------------------------
     Group Unallocated Variable Annuity                        --           --           --            --
--------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --           --           --            --
--------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider              118            4            2         4,244
--------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet          111           --           89            --
--------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               2           --           --            --
--------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup             224           24           --            --
--------------------------------------------------------
     Group Unallocated Variable Annuity Registered            622          147           16         1,148
--------------------------------------------------------

--------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------
     WealthQuest Variable Annuity                             (71)          (7)          --            (2)
--------------------------------------------------------
     Investrac Gold Variable Annuity                           (9)          --           --            --
--------------------------------------------------------
     Group Unallocated Variable Annuity                        --           --           --            --
--------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --           --           --            --
--------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               (4)          --           --        (4,234)
--------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet          (14)         (12)          (5)           --
--------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              (2)          --           --            --
--------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              --           --           --            --
--------------------------------------------------------
     Group Unallocated Variable Annuity Registered           (379)        (133)          (3)       (1,123)
--------------------------------------------------------

-------------------------------------------------------- ------------- ------------ ------------ -------------
-------------------------------------------------------- ------------- ------------ ------------ -------------
Increase (decrease) in net assets from                        957           25          101            99
policy transactions
-------------------------------------------------------- ------------- ------------ ------------ -------------
-------------------------------------------------------- ------------- ------------ ------------ -------------

--------------------------------------------------------
--------------------------------------------------------
Increase (decrease) in net assets                             996           18           13            78
--------------------------------------------------------

--------------------------------------------------------
Net assets at the beginning of year                           184          157          105            30
-------------------------------------------------------- ------------- ------------ ------------ -------------
-------------------------------------------------------- ------------- ------------ ------------ -------------

--------------------------------------------------------
--------------------------------------------------------
Net assets at the end of year                               1,180          175          118           108
======================================================== ============= ============ ============ =============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                       Net Changes                         T Rowe         T Rowe       T Rowe       T Rowe
                                                           Price          Price                      Price
                                                           Equity      International  Price Ltd     MidCap
                                                             Income       Stock       Term Bond     Growth

---------------------------------------------------------- ----------- ------------- ------------ ------------
---------------------------------------------------------- ----------- ------------- ------------ ------------
Operations
----------------------------------------------------------
----------------------------------------------------------
   Investment income (loss) - net                              21           (12)          58          (33)
----------------------------------------------------------
   Net realized gains (losses) on investments                (188)          666           23          (59)
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                            (598)         (102)         (11)        (619)
----------------------------------------------------------

---------------------------------------------------------- ----------- ------------- ------------ ------------
---------------------------------------------------------- ----------- ------------- ------------ ------------
Net increase (decrease) in net assets resulting from         (765)          552           70         (711)
operations
---------------------------------------------------------- ----------- ------------- ------------ ------------

----------------------------------------------------------
Policy transactions
----------------------------------------------------------
   Policy purchase payments:
----------------------------------------------------------
     WealthQuest Variable Annuity                             440            60          605          253
----------------------------------------------------------
     Investrac Gold Variable Annuity                           55            21           --           32
----------------------------------------------------------
     Group Unallocated Variable Annuity                        --            --           --           --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --            --           --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider              905        82,556          195           96
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet          229             3           51           42
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               1            --           --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup             145            --           38           44
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered            229           275          177          167
----------------------------------------------------------

----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
----------------------------------------------------------
     WealthQuest Variable Annuity                            (732)         (169)        (457)        (482)
----------------------------------------------------------
     Investrac Gold Variable Annuity                          (24)          (18)          --           (5)
----------------------------------------------------------
     Group Unallocated Variable Annuity                        --            --           --           --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --            --           --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider              (21)      (83,099)         (62)         (13)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet          (62)           --          (16)          (4)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              (1)           --           --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              --            --           (1)          --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered           (121)         (199)          --          (68)
----------------------------------------------------------

---------------------------------------------------------- ----------- ------------- ------------ ------------
---------------------------------------------------------- ----------- ------------- ------------ ------------
Increase (decrease) in net assets from                      1,043          (570)         530           62
policy transactions
---------------------------------------------------------- ----------- ------------- ------------ ------------
---------------------------------------------------------- ----------- ------------- ------------ ------------

----------------------------------------------------------
----------------------------------------------------------
Increase (decrease) in net assets                             278           (18)         600         (649)
----------------------------------------------------------

----------------------------------------------------------
Net assets at the beginning of year                         3,939         1,087        1,276        2,920
---------------------------------------------------------- ----------- ------------- ------------ ------------
---------------------------------------------------------- ----------- ------------- ------------ ------------

----------------------------------------------------------
----------------------------------------------------------
Net assets at the end of year                               4,217         1,069        1,876        2,271
========================================================== =========== ============= ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                       Net Changes                           Lazard       Lazard
                                                                         Emerging
                                                            Small Cap      Mkts

---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------
Operations
----------------------------------------------------------
----------------------------------------------------------
   Investment income (loss) - net                               (8)          (2)
----------------------------------------------------------
   Net realized gains (losses) on investments                   23          (56)
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                             (221)          50
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------
Net increase (decrease) in net assets resulting from          (206)          (8)
operations
---------------------------------------------------------- ------------ ------------ ------------ ------------

----------------------------------------------------------
Policy transactions
----------------------------------------------------------
   Policy purchase payments:
----------------------------------------------------------
     WealthQuest Variable Annuity                              166            6
----------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --
----------------------------------------------------------

----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
----------------------------------------------------------
     WealthQuest Variable Annuity                             (197)        (108)
----------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------
Increase (decrease) in net assets from                         (31)        (102)
policy transactions
---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------

----------------------------------------------------------
----------------------------------------------------------
Increase (decrease) in net assets                             (237)        (110)
----------------------------------------------------------

----------------------------------------------------------
Net assets at the beginning of year                          1,106          334
---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------

----------------------------------------------------------
----------------------------------------------------------
Net assets at the end of year                                  869          224
========================================================== ============ ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                       Net Changes                            Alger        Alger        Alger
                                                                                      Income &
                                                            Small Cap     Growth       Growth

---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------
Operations
----------------------------------------------------------
----------------------------------------------------------
   Investment income (loss) - net                               (1)         (12)          (6)
----------------------------------------------------------
   Net realized gains (losses) on investments                   (4)          64           16
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                              (18)        (182)         (91)
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------
Net increase (decrease) in net assets resulting from           (23)        (130)         (81)
operations
---------------------------------------------------------- ------------ ------------ ------------ ------------

----------------------------------------------------------
Policy transactions
----------------------------------------------------------
   Policy purchase payments:
----------------------------------------------------------
     WealthQuest Variable Annuity                               52          267          270
----------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 9           60           56
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           49           20
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               88           --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               17          825          255
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered              51          122          205
----------------------------------------------------------

----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
----------------------------------------------------------
     WealthQuest Variable Annuity                               --           (2)         (12)
----------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                (3)         (14)         (22)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --          (19)         (17)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              (42)          --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --         (229)         (75)
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered              (5)          (2)         (15)
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------
Increase (decrease) in net assets from                         167        1,057          665
policy transactions
---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------

----------------------------------------------------------
----------------------------------------------------------
Increase (decrease) in net assets                              144          927          584
----------------------------------------------------------

----------------------------------------------------------
Net assets at the beginning of year                             29          285          219
---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------

----------------------------------------------------------
----------------------------------------------------------
Net assets at the end of year                                  173        1,212          803
========================================================== ============ ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                       Net Changes                            Alger      Alger Mid      Alger
                                                                                      Leveraged
                                                            Balanced    Cap Growth     All Cap
--------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------
Operations
----------------------------------------------------------
----------------------------------------------------------
   Investment income (loss) - net                               (1)          (7)          (3)
----------------------------------------------------------
   Net realized gains (losses) on investments                   (5)         140          (47)
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                8         (198)         (29)
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------
Net increase (decrease) in net assets resulting from             2          (65)         (79)
operations
---------------------------------------------------------- ------------ ------------ ------------ ------------

----------------------------------------------------------
Policy transactions
----------------------------------------------------------
   Policy purchase payments:
----------------------------------------------------------
     WealthQuest Variable Annuity                              313          129           --
----------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                71           40           27
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           36           10
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               27           77           88
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered             418          158           74
----------------------------------------------------------

----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
----------------------------------------------------------
     WealthQuest Variable Annuity                               --          (26)          (2)
----------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               (29)          (4)          (3)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           (8)          (4)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --          (41)
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered             (74)          (9)          (4)
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------
Increase (decrease) in net assets from                         726          393          145
policy transactions
---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------

----------------------------------------------------------
----------------------------------------------------------
Increase (decrease) in net assets                              728          328           66
----------------------------------------------------------

----------------------------------------------------------
Net assets at the beginning of year                             21          444          183
---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------

----------------------------------------------------------
----------------------------------------------------------
Net assets at the end of year                                  749          772          249
========================================================== ============ ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                          Federated     Federated    Federated
                                                                          Capital     US Gov't
                                                          International   Income        Bond
--------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               (1)          14           39
---------------------------------------------------------
   Net realized gains (losses) on investments                   (2)         (65)          32
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                  (8)         (68)          36
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from           (11)        (119)         107
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           45          498
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 2           85           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           18           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               75           21           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              27           26           --
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --          (20)        (374)
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           (8)          --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              (35)          --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              (1)          --           --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                          68          167          124
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                               57           48          231
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                              3          457        1,463
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                   60          505        1,694
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                          Federated     Federated    Federated
                                                          High Income     Growth       Equity
                                                              Bond         Strat       Income

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                              216          (22)           5
---------------------------------------------------------
   Net realized gains (losses) on investments                 (216)        (442)         (32)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                (152)        (392)        (102)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from          (152)        (856)        (129)
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               73           10          127
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               251            2            3
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             6           21           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               10           --          187
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              19           23           11
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                             (204)        (119)        (133)
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                (6)          --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            (6)          (6)          --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --          (18)
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                         143          (69)         177
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                               (9)        (925)          48
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                          2,378        2,374          894
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                2,369        1,449          942
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity     Fidelity     Fidelity     Fidelity
                                                            Growth &      Equity
                                                             Income       Income       Growth     High Income
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               --           11          (56)          41
---------------------------------------------------------
   Net realized gains (losses) on investments                    3           70         (151)         (40)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                 (13)        (307)      (1,019)         (80)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from           (10)        (226)      (1,226)         (79)
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            12          222          232           40
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --           --
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --         (542)        (482)         (19)
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --           --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                          12         (320)        (250)          21
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                                2         (546)      (1,476)         (58)
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                             90        3,445        5,158          370
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                   92        2,899        3,682          312
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity     Fidelity     Fidelity     Fidelity
                                                                                       Invest.
                                                          Money Market   Overseas       Bond       Asset Mgr

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               12           18           19           71
---------------------------------------------------------
   Net realized gains (losses) on investments                   --           20            7          (96)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                  --         (169)          12         (175)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from            12         (131)          38         (200)
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --          255
---------------------------------------------------------
     Investrac Gold Variable Annuity                           913           48          142           27
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --           --
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --         (259)
---------------------------------------------------------
     Investrac Gold Variable Annuity                          (982)         (11)        (210)        (126)
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --           --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                         (69)          37          (68)        (103)
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                              (57)         (94)         (30)        (303)
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                            715          527          462        2,446
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                  658          433          432        2,143
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity     Fidelity     Fidelity
                                                                                      Asset Mgr
                                                           Index 500    Contra Fund    Growth

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               (9)         (35)          30
---------------------------------------------------------
   Net realized gains (losses) on investments                 (421)         (79)         (91)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              (1,817)      (1,178)        (194)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from        (2,247)      (1,292)        (255)
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                              260          140           25
---------------------------------------------------------
     Investrac Gold Variable Annuity                           269          178           19
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                             (845)        (479)        (106)
---------------------------------------------------------
     Investrac Gold Variable Annuity                        (1,138)        (137)         (53)
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                      (1,454)        (298)        (115)
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                           (3,701)      (1,590)        (370)
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                         16,520        8,790        1,829
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                               12,819        7,200        1,459
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity     Fidelity     Fidelity
                                                            Balanced    Growth Opp
                                                              Port         Port      MidCap Port

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                                1          (18)          (9)
---------------------------------------------------------
   Net realized gains (losses) on investments                   (1)        (219)         (22)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                  (2)        (311)          (1)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from            (2)        (548)         (32)
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           25           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                             9           11          162
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --         (145)          --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --          (85)
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                           9         (109)          77
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                                7         (657)          45
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                             36        2,567          607
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                   43        1,910          652
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity     Fidelity     Fidelity     Fidelity
                                                           Aggressive      Asset      Asset Mgr     Contra
                                                           Growth II    Manager II    Growth II     Fund II

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               --           --           --           (2)
---------------------------------------------------------
   Net realized gains (losses) on investments                   (2)          --           --           (5)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                   1           --           --            6
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from            (1)          --           --           (1)
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 1           --           --           71
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             2           --            6           52
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --          119
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --           77
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              25            4            6          218
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --          (13)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           (6)         (26)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --          (58)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --          (12)
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              (7)          --           --           (6)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                          21            4            6          422
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                               20            4            6          421
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                             --           --           --            3
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                   20            4            6          424
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity     Fidelity     Fidelity
                                                                        Growth Opp
                                                          Index 500 II      II        MidCap II

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               (5)          (1)          --
---------------------------------------------------------
   Net realized gains (losses) on investments                  (29)          (1)          (1)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                  28            2            7
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from           (6)           --            6
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               380           29           15
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           122           23           58
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              179           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              220           --            1
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered             363           95          101
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               (76)          --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           (68)          (8)         (25)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              (87)          --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               (9)          --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered             (18)          (5)          --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                       1,006          134          150
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                            1,000          134          156
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                            133           --           --
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                1,133          134          156
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS

                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Invesco       Invesco      Invesco      Invesco
                                                                          Health                   Small Co.
                                                            Dynamics     Sciences    Technology     Growth

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               --            1           --           --
---------------------------------------------------------
   Net realized gains (losses) on investments                   --           --           --           --
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                  --            2           (1)          --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from            --            3           (1)          --
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --            5           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --            4           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           17           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered               4           79           58            9
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           (2)          --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           (2)          --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           (2)          (4)          --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                           4           99           54            9
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                                4          102           53            9
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                             --           --           --           --
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                    4          102           53            9
========================================================= ============= ============ ============ ============


                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Invesco       Invesco      Invesco      Invesco
                                                          Real Estate                              Financial
                                                              Opp        Utilities     Telecom       Svcs.

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               --           --           --           --
---------------------------------------------------------
   Net realized gains (losses) on investments                   --           --           --           --
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                  --           --           --            1
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from            --           --           --            1
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --            4           10
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              21           11           11           66
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --           (3)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              (4)          --           --           (2)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                          17           11           15           71
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                               17           11           15           72
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                             --           --           --           --
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                   17           11           15           72
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                             MFS           MFS          MFS          MFS
                                                            Emerging      Capital                  Investors
                                                             Growth       Opport      Research       Trust

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                              (45)         (36)         (26)         (16)
---------------------------------------------------------
   Net realized gains (losses) on investments                  126          182          238          (27)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              (1,592)        (880)        (720)        (380)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from        (1,511)        (734)        (508)        (423)
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               25           88           26          177
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                22           12          102           32
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            10           16            6           10
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              331          207           56           27
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              98           54           67           53
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                             (510)        (433)        (225)        (356)
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           (3)         (38)          --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            (6)          (6)          (1)          (5)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup             (125)         (66)          (1)          --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              (4)          --           (6)          --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                        (159)        (131)         (14)         (62)
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                           (1,670)        (865)        (522)        (485)
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                          4,940        3,355        2,543        2,496
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                3,270        2,490        2,021        2,011
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Van Eck       Van Eck
                                                                         Emerging
                                                          Hard Assets      Mkts

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               --           (8)
---------------------------------------------------------
   Net realized gains (losses) on investments                    1         (183)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                 (22)          (9)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from           (21)        (200)
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               52           77
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               (4)         (28)
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                          48           49
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                               27         (151)
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                            144          705
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                  171          554
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                     Net Changes                         AN Growth     AN Equity    AN Balanced    AN Money
                                                                         Income                     Market

------------------------------------------------------- ------------- ------------- ------------ -------------
------------------------------------------------------- ------------- ------------- ------------ -------------
Operations
-------------------------------------------------------
-------------------------------------------------------
   Investment income (loss) - net                            (15)          272           76            85
-------------------------------------------------------
   Net realized gains (losses) on investments               (150)            1          (61)           --
-------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              (963)       (1,789)        (276)           --
-------------------------------------------------------

------------------------------------------------------- ------------- ------------- ------------ -------------
------------------------------------------------------- ------------- ------------- ------------ -------------
Net increase (decrease) in net assets resulting from      (1,128)       (1,516)        (261)           85
operations
------------------------------------------------------- ------------- ------------- ------------ -------------

-------------------------------------------------------
Policy transactions
-------------------------------------------------------
   Policy purchase payments:
-------------------------------------------------------
     WealthQuest Variable Annuity                            118           816          446         3,383
-------------------------------------------------------
     Investrac Gold Variable Annuity                         122           520           58            11
-------------------------------------------------------
     Group Unallocated Variable Annuity                       --            --           --            --
-------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity               --            --           --            --
-------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider              64           304          166        24,009
-------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           2           194           12           499
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup             --            --           --           301
-------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup             --            60           55         1,984
-------------------------------------------------------
     Group Unallocated Variable Annuity Registered           111           141          198         2,990
----------------------------------------------------------

-------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-------------------------------------------------------
     WealthQuest Variable Annuity                           (190)         (271)        (185)       (4,301)
-------------------------------------------------------
     Investrac Gold Variable Annuity                        (434)         (681)         (17)          (28)
-------------------------------------------------------
     Group Unallocated Variable Annuity                       --            --           --            --
-------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity               --            --           --            --
-------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider             (11)          (79)         (76)      (19,428)
-------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet          --          (102)         (12)         (375)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup             --            --           --          (295)
-------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup             --            --           --        (1,520)
-------------------------------------------------------
     Group Unallocated Variable Annuity Registered           (88)          (46)         (21)       (1,034)
----------------------------------------------------------

------------------------------------------------------- ------------- ------------- ------------ -------------
------------------------------------------------------- ------------- ------------- ------------ -------------
Increase (decrease) in net assets from                      (306)          856          624         6,196
policy transactions
------------------------------------------------------- ------------- ------------- ------------ -------------
------------------------------------------------------- ------------- ------------- ------------ -------------

-------------------------------------------------------
-------------------------------------------------------
Increase (decrease) in net assets                         (1,434)         (660)         363         6,281
-------------------------------------------------------

-------------------------------------------------------
Net assets at the beginning of year                        6,409        11,697        3,697         3,661
------------------------------------------------------- ------------- ------------- ------------ -------------
------------------------------------------------------- ------------- ------------- ------------ -------------

-------------------------------------------------------
-------------------------------------------------------
Net assets at the end of year                              4,975        11,037        4,060         9,942
======================================================= ============= ============= ============ =============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                       Net Changes                         AN Gov't      AN High        AN            AN
                                                                                     Small/Mid   International
                                                              Bond     Yield Bond       Cap         Stock

---------------------------------------------------------- ----------- ------------ ------------ -------------
---------------------------------------------------------- ----------- ------------ ------------ -------------
Operations
----------------------------------------------------------
----------------------------------------------------------
   Investment income (loss) - net                              25           14           (1)           (1)
----------------------------------------------------------
   Net realized gains (losses) on investments                  (1)          (2)         (75)          (14)
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                              (7)         (14)        (51)           (6)
----------------------------------------------------------

---------------------------------------------------------- ----------- ------------ ------------ -------------
---------------------------------------------------------- ----------- ------------ ------------ -------------
Net increase (decrease) in net assets resulting from           17           (2)        (127)          (21)
operations
---------------------------------------------------------- ----------- ------------ ------------ -------------

----------------------------------------------------------
Policy transactions
----------------------------------------------------------
   Policy purchase payments:
----------------------------------------------------------
     WealthQuest Variable Annuity                              48           60            8             6
----------------------------------------------------------
     Investrac Gold Variable Annuity                           35            2           97            --
----------------------------------------------------------
     Group Unallocated Variable Annuity                        --           --           --            --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --           --           --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               35            6            5         3,067
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           22           21           10            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              --           --           --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              35           13           --             4
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered             18           19            9            12
----------------------------------------------------------

----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
----------------------------------------------------------
     WealthQuest Variable Annuity                             (14)         (13)         (22)           --
----------------------------------------------------------
     Investrac Gold Variable Annuity                           --           --           --            --
----------------------------------------------------------
     Group Unallocated Variable Annuity                        --           --           --            --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --           --           --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               --           --           --        (3,055)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           (8)          (7)          --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              --           --           --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup             (14)          --           --            --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered             --           --           --            (2)
----------------------------------------------------------

---------------------------------------------------------- ----------- ------------ ------------ -------------
---------------------------------------------------------- ----------- ------------ ------------ -------------
Increase (decrease) in net assets from                        157          101          107            32
policy transactions
---------------------------------------------------------- ----------- ------------ ------------ -------------
---------------------------------------------------------- ----------- ------------ ------------ -------------

----------------------------------------------------------
----------------------------------------------------------
Increase (decrease) in net assets                             174           99          (20)           11
----------------------------------------------------------

----------------------------------------------------------
Net assets at the beginning of year                            10           58          125            19
---------------------------------------------------------- ----------- ------------ ------------ -------------
---------------------------------------------------------- ----------- ------------ ------------ -------------

----------------------------------------------------------
----------------------------------------------------------
Net assets at the end of year                                 184          157          105            30
========================================================== =========== ============ ============ =============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           T Rowe        T Rowe       T Rowe       T Rowe
                                                             Price        Price                      Price
                                                            Equity     International  Price Ltd     MidCap
                                                            Income        Stock       Term Bond     Growth

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                              39             5           58          (36)
---------------------------------------------------------
   Net realized gains (losses) on investments                  34            (1)          24           88
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                (41)         (293)          18           34
---------------------------------------------------------

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Net increase (decrease) in net assets resulting from           32          (289)         100           86
operations
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                             347            47          108          299
---------------------------------------------------------
     Investrac Gold Variable Annuity                           72             4           --          175
---------------------------------------------------------
     Group Unallocated Variable Annuity                        --            --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider              150        15,272           39           35
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet          116            17           31            5
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup             119            --           --           89
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup             103            --           14           31
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered            305            75           27          226
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                            (491)         (176)        (293)        (406)
---------------------------------------------------------
     Investrac Gold Variable Annuity                           --            --           --           (2)
---------------------------------------------------------
     Group Unallocated Variable Annuity                        --            --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider              (40)      (15,310)          (6)         (15)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet          (41)           (8)          (4)          (2)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup             (58)           --           --          (44)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              --            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered            (32)           --           (6)         (11)
---------------------------------------------------------

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Increase (decrease) in net assets from                         550          (79)         (90)          380
policy transactions
--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                              582         (368)           10          466
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                          3,357         1,455        1,266        2,454
--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                3,939         1,087        1,276        2,920
========================================================= ============ ============= ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                       Net Changes                           Lazard       Lazard
                                                                         Emerging
                                                            Small Cap      Mkts

---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------
Operations
----------------------------------------------------------
----------------------------------------------------------
   Investment income (loss) - net                              (10)          (3)
----------------------------------------------------------
   Net realized gains (losses) on investments                  146          (73)
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                               99          (18)
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------
Net increase (decrease) in net assets resulting from           235          (94)
operations
---------------------------------------------------------- ------------ ------------ ------------ ------------

----------------------------------------------------------
Policy transactions
----------------------------------------------------------
   Policy purchase payments:
----------------------------------------------------------
     WealthQuest Variable Annuity                               27            9
----------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --
----------------------------------------------------------

----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
----------------------------------------------------------
     WealthQuest Variable Annuity                             (218)         (47)
----------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------
Increase (decrease) in net assets from                        (191)         (38)
policy transactions
---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------

----------------------------------------------------------
----------------------------------------------------------
Increase (decrease) in net assets                               44         (132)
----------------------------------------------------------

----------------------------------------------------------
Net assets at the beginning of year                          1,062          466
---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------

----------------------------------------------------------
----------------------------------------------------------
Net assets at the end of year                                1,106          334
========================================================== ============ ============ ============ ============

(continued)
American National Variable ANNUITY Separate Account
NOTES TO FINANCIAL STATEMENTS
December 31, 2002

(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General .. American National Variable Annuity Separate Account (Separate Account) was established on July 30, 1991 under Texas law as a separate investment account of American National Insurance Company (the Sponsor). The Separate Account began operations on April 20, 1994. The assets of the Separate Account are segregated from the Sponsor's other assets and are used only to support variable annuity products issued by the Sponsor. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

These financial statements report the results of the subaccounts for the various variable annuity products. There are currently 61 subaccounts within the Separate Account, although not all subaccounts are offered in each product. Each of the subaccounts is invested only in a corresponding portfolio of the American National (AN) Funds, the Fidelity Funds, the MFS Funds, the T. Rowe Price Funds, the Van Eck Funds, the Federated Funds, the Invesco Funds, the Alger Funds or the Lazard Funds. The American National Funds were organized and are managed for a fee by Securities Management & Research, Inc. (SM&R) which is a wholly-owned subsidiary of the Sponsor.

Basis of Presentation .. The financial statements of the Separate Account have been prepared on an accrual basis in accordance with accounting principles generally accepted in the United States.

Investments .. Investments in shares of the separate investment portfolios are stated at market value which is the net asset value per share as determined by the respective portfolios. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions and dividends from mutual funds are recorded and reinvested upon receipt.

Federal Taxes .. The operations of the Separate Account form a part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the policyholders' are not taxed to the Sponsor. As a result, the net asset values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

Use of Estimates .. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

(2)   SECURITY PURCHASES AND SALES

For the year ended December 31, 2002, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between funds) and proceeds from sales of investments in the mutual fund portfolios were as follows (in thousands):

















                                                          Purchases                   Sales

------------------------------------------------------------------------------------------------------------------------------------
Alger Small Capitalization                                      95                       10
Alger Growth Portfolio                                      1,751                    1,472
Alger Income & Growth                                         359                      148
Alger Balanced                                               1,011                      332
Alger MidCap Growth                                           654                      291
Alger Leveraged AllCap                                        244                       32
Federated International                                      1,208                    1,185
Federated Capital Income                                       637                      531
Federated U.S. Government Bond                                 796                      776
Federated High Income Bond                                   1,105                    1,379
Federated Growth Strategies                                    175                      270
Federated Equity Income                                      1,157                    1,306
Fidelity Growth & Income                                        13                       --
Fidelity Equity Income                                         124                      507
Fidelity Growth                                                157                      657
Fidelity High Income                                            11                       66
Fidelity Money Market                                          311                      388
Fidelity Overseas                                               48                       34
Fidelity Investment Bond                                       275                      180
Fidelity Asset Manager                                         112                      722
Fidelity Index 500                                             407                    1,663
Fidelity Contra Fund                                           614                    1,499
Fidelity Asset Manager: Growth                                  71                      204
Fidelity Balanced Portfolio                                      5                       --
Fidelity Growth Opportunities Portfolio                         62                      301
Fidelity MidCap Portfolio                                       67                       81
Fidelity Aggressive Growth II                                   70                        2
Fidelity Asset Manager II                                       --                       --
Fidelity Asset Manager: Growth II                                2                        5
Fidelity Contra Fund II                                      1,024                      129
Fidelity Index 500 II                                        1,975                    1,098
Fidelity Growth Opportunities II                                69                       29
Fidelity MidCap II                                           1,304                      781
Invesco Dynamics                                               838                      733
Invesco Health Sciences                                        645                      474
Invesco Technology                                             441                      383
Invesco Small Company Growth                                   980                      902
Invesco Real Estate Opportunities                              559                      420
Invesco Utilities                                               19                        2
Invesco Telecommunications                                      69                        3
Invesco Financial Services                                     570                      500
MFS Emerging Growth                                            467                      620
MFS Capital Opportunities                                      244                      515
MFS Research                                                 1,193                    1,254
MFS Investors Trust                                            313                      444
Van Eck Hard Assets                                              9                       18
Van Eck Emerging Markets                                        20                      145
AN Growth                                                      190                      737
AN Equity Income                                               686                   1,896
AN Balanced                                                    627                    1,079
AN Money Market                                           105,152                   103,723
AN Government Bond                                           1,436                      479
AN High Yield Bond                                            177                      152
AN Small-Cap/Mid-Cap                                          109                        8
AN International Stock                                      5,458                    5,359
T. Rowe Price Equity Income                                 2,004                      961
T. Rowe Price International Stock                           82,915                   83,485
T. Rowe Price Limited-Term Bond                             1,066                      536
T. Rowe Price Mid-Cap Growth                                  634                      572
Lazard Retirement Small Cap                                   166                      197
Lazard Emerging Markets                                          6                     108
------------------------------------------------------------------------------------------------------------------------------------
TOTALS                                                 $  222,906               $   221,783


 (3)  POLICY CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charges .. Mortality risk and expense risk charges were assessed daily against the Separate Account's net asset value. This fee was assessed during 2002 on policies in both the accumulation period and the annuity period, and varied by product as follows:

         Wealthquest II Variable Annuity             1.15%

         Investrac Gold Variable Annuity             1.25%

         Investrac Gold Group Unallocated            0.95%

         Group Unallocated Variable Annuity          1.15%

         Wealthquest III Variable Annuity            1.10% (with no riders)

         Wealthquest III Variable Annuity            1.20% (six-year ratchet)

         Wealthquest III Variable Annuity            1.30% (3% roll-up)

         Wealthquest III Variable Annuity            1.45% (5% roll-up)

Effective May 1, 2003, the mortality risk and expense risk charge assessed daily against the Separate Account's net asset value for the Group Unallocated Variable Annuity will change to 0.35% plus a monthly administration fee based on total contract value as follows:

         0 - 500,000                                          0.90%

         500,001 - 1,000,000                                  0.70%

         1,000,001 - 3,000,000                       0.50%

         3,000,001 - 5,000,000                       0.25%

         5,000,001 and above                                  0%

Monthly Administrative Charges .. American National's administrative charges consist of an annual contract fee and a daily administrative asset fee. The annual contract fee ranges between $25 and $35 and is often waived for those contract values greater than $50,000. At the time of full surrender, the annual contract fee will be deducted on a pro rata basis. The administrative asset fee is 0.10% annually for all contracts. These charges are deducted through termination of units of interest from applicable policyholders' accounts.

Surrender Charge .. On withdrawals of that portion of the accumulation value representing purchase payments, a surrender charge is imposed based upon the number of years since the year in which the purchase payments withdrawn were paid, on a first paid, first withdrawn basis.

Transfer Charge .. A $10 transfer charge is imposed after the first twelve transfers in any one policy year for transfers made among the subaccounts.

Premium Charges .. Premium taxes for certain jurisdictions are deducted from premiums paid at rates ranging form zero to 3.5%. American National's current practice is to deduct any state imposed premium tax from Purchase Payments. If a state only imposes premium taxes upon annuitization, American National will deduct these taxes from the contract value upon annuitization.

(4)      FINANCIAL HIGHLIGHTS

American National Insurance Company sells a number of variable annuity products having unique combinations of features and fees that are charged against the policyholders' account balance (see preceding note). Differences in fee structures result in a variety of expense ratios and total returns.



The following table was developed by determining which products offered by the Company have the lowest and highest total return (all numbers are percentages):



                                           At December 31                      For the year ended December 31,
                                           --------------                      -------------------------------

                                          Unit Fair Value          Investment *        Expense Ratio **   Total Return ***
------------------------------------------------------------------------------------------------------------------------------------
                                         lowest to highest         Income Ratio        lowest to highest  lowest to highest

------------------------------------------------------------------------------------------------------------------------------------
Alger Small Capitalization:
2002                                      $0.40 to 0.44                    --                1.20 to 1.55           -27.37 to -27.11
2001                                       0.55 to 0.60                   0.04               1.25 to 1.77          -30.37 to -27.48
Alger Growth Portfolio:
2002                                       0.48 to 0.49                   0.05               1.20 to 1.55           -34.04 to-33.80
2001                                       0.73 to 0.74                   0.29               1.25 to 1.77            -13.36 to-12.89
Alger Income & Growth:
2002                                       0.53 to 0.55                   0.67                1.20 to 1.55           -32.17 to-31.93
2001                                       0.78 to 0.80                   0.45                1.25 to 1.77           -15.82 to-15.37
Alger Balanced:
2002                                       0.77 to 0.78                   1.94                 1.20 to 1.55          -13.66 to-13.35
2001                                       0.89 to 0.90                   0.72                 1.25 to 1.77            -3.65 to-3.13
Alger MidCap Growth:
2002                                        0.60 to 0.61                   --                1.20 to 1.55           -30.64 to -30.37
2001                                        0.86 to 0.88                   --                1.25 to 1.77            -8.16 to -7.66
Alger Leveraged AllCap:
2002                                        0.40 to 0.43                   0.01                1.20 to 1.55          -34.94 to-34.71
2001                                        0.61 to 0.66                   --                1.25 to 1.77           -17.40 to -16.95
Federated International:
2002                                                0.48                   --                  1.20 to 1.55         -18.76 to -18.47
2001                                                0.59                   --                1.35 to 1.77           -31.24 to -30.95
Federated Capital Income:
2002                                          0.61 to 0.62                  5.20               1.20 to 1.55         -25.13 to -24.87
2001                                          0.81 to 0.82                  4.27               1.25 to 1.77         -14.78 to -14.75
Federated U.S. Government Bond:
2002                                                  1.29                  3.73                        1.25                   7.67
2001                                                  1.20                  3.68                        1.49                    5.71
Federated High Income Bond:
2002                                          0.91 to 0.92                 10.02                1.20 to 1.55          -0.19 to 0.17
2001                                          0.91 to 0.92                 10.40                 1.25 to 1.77         -0.39 to 0.00
Federated Growth Strategies:
2002                                         0.47 to 0.78                     --                  1.20 to 1.55      -27.49 to -27.23
2001                                         0.64 to 1.07                     --                  1.25 to 1.77      -23.74 to -23.34
Federated Equity Income:
2002                                          0.60 to 0.81                  2.25                  1.20 to 1.55      -21.97 to -21.70
2001                                          0.77 to 1.04                  1.84                  1.35 to 1.77      -12.55 to -12.08
Fidelity Growth & Income:
2002                                                 0.71                   0.60                          1.40                -17.71
2001                                                 0.87                   1.23                  1.25 to 1.40                -10.34
Fidelity Equity Income:
2002                                          1.77 to 1.90                  2.37                  0.95 to 1.40      -18.08 to -17.71
2001                                          2.16 to 2.31                  1.76                  0.95 to 1.40        -6.37 to -5.96
Fidelity Growth:
2002                                          1.69 to 1.86                  0.26                  0.95 to 1.40      -31.06 to -30.75
2001                                          2.45 to 2.68                  0.08                  0.95 to 1.40      -18.73 to -18.38
Fidelity High Income:
2002                                          1.06 to 1.14                 11.26                  0.95 to 1.40          2.01 to 2.50
2001                                          1.04 to 1.11                 13.40                  0.95 to 1.40      -12.88 to -12.49
Fidelity Money Market:
2002                                         1.31 to 1.42                   1.74                  0.95 to 1.40          0.30 to 0.74
2001                                         1.31 to 1.40                   3.07                  0.95 to 1.40          2.78 to 3.25
Fidelity Overseas:
2002                                         0.98 to 1.04                   0.74                  0.95 to 1.40     -21.38 to -20.24
2001                                         1.24 to 1.31                   5.06                  0.95 to 1.40      -22.31 to -21.11
Fidelity Investment Bond:
2002                                         1.69 to 1.75                   3.41                  0.95 to 1.40          8.86 to 9.32
2001                                         1.55 to 1.60                   5.78                  0.95 to 1.40          6.98 to 7.45
Fidelity Asset Manager:
2002                                          1.01 to 1.52                  4.48                  1.25 to 1.40        -9.99 to -9.73
2001                                          1.00 to 1.69                  4.31                  1.35 to 1.49        -5.42 to -5.27


                                           At December 31                      For the year ended December 31,
                                           --------------                      -------------------------------

                                          Unit Fair Value          Investment *        Expense Ratio **   Total Return ***
-----------------------------------------------------------------------------------------------------------------------------------
                                         lowest to highest         Income Ratio        lowest to highest  lowest to highest

-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Index 500:
2002                                        $0.89 to 2.26                 1.37            0.95 to 1.40              -23.31 to -23.20
2001                                         1.16 to 2.93                 1.20            0.95 to 1.49              -13.16 to -12.95
Fidelity Contra Fund:
2002                                         1.05 to 2.00                 0.90            0.95 to 1.40             -10.56 to -10.46
2001                                         1.18 to 2.23                 0.79            0.95 to 1.49              -13.33 to -13.09
Fidelity Asset Manager: Growth:
2002                                         0.87 to 1.35                 2.90            0.95 to 1.40              -16.70 to -16.56
2001                                         1.04 to 1.61                 3.06            0.95 to 1.49               -8.58 to -8.30
Fidelity Balanced Portfolio:
2002                                                0.82                  3.04                    1.40                        -9.97
2001                                                0.91                  3.31                    1.35                        -3.46
Fidelity Growth Opportunities Portfolio:
2002                                          0.52 to 0.69                1.13            1.25 to 1.40              -22.95 to -22.80
2001                                          0.68 to 0.89                0.39            1.35 to 1.49              -15.64 to -15.48
Fidelity MidCap Portfolio:
2002                                                  1.36                0.98                    1.40                       -11.05
2001                                                  1.53                  --                    1.35                        -4.53
Fidelity Aggressive Growth II:
2002                                         0.62 to 0.63                   --               1.20 to 1.55           -27.76 to -27.50
2001                                                 0.86                   --               1.35 to 1.77           -13.87 to -13.63
Fidelity Asset Manager II:
2002                                                 0.82                 3.84               1.20 to 1.55           -10.44 to -10.12
2001                                          0.90 to 0.91                  --               1.35 to 1.77             -6.06 to -5.66
Fidelity Asset Manager: Growth II:
2002                                                  0.68                 3.29              1.20 to 1.55           -17.14 to -16.84
2001                                          0.81 to 0.82                  --               1.35 to 1.77             -9.22 to -8.84
Fidelity Contra Fund II:
2002                                          0.73 to 0.74                 0.40              1.20 to 1.55           -11.01 to -10.69
2001                                          0.82 to 0.83                 0.04              1.35 to 1.77           -14.00 to -13.64
Fidelity Index 500 II:
2002                                          0.60 to 0.61                 0.93               1.20 to 1.55          -23.65 to -23.38
2001                                          0.79 to 0.80                 0.31               1.35 to 1.77          -13.85 to -13.49
Fidelity Growth Opportunities II:
2002                                                 0.57                  0.76                1.20 to 1.55         -23.22 to -22.95
2001                                                 0.74                    --                1.35 to 1.77        -16.14 to -15.78
Fidelity MidCap II:
2002                                                 0.92                  0.55                1.20 to 1.55         -11.43 to -11.11
2001                                         1.03 to 1.04                     --               1.35 to 1.77             3.31 to 3.59
Invesco Dynamics:
2002                                                 0.55                    --                1.20 to 1.55         -32.96 to -32.72
2001                                                  0.81                   --                1.35 to 1.77         -18.92 to -18.70
Invesco Health Sciences:
2002                                                  0.76                   --                1.20 to 1.55        -25.72 to -25.45
2001                                          1.02 to 1.03                 1.00                1.35 to 1.77            2.22 to 2.50
Invesco Technology:
2002                                                 0.37                    --                1.20 to 1.55         -47.67 to -47.49
2001                                          0.70 to 0.71                   --                1.35 to 1.77         -29.63 to -29.43
Invesco Small Company Growth:
2002                                                  0.60                   --                1.20 to 1.55         -32.19 to -31.95
2001                                          0.87 to 0.88                   --                1.35 to 1.77        -12.76 to -12.52
Invesco Real Estate Opportunities:
2002                                                 1.08                  1.95                1.20 to 1.55             4.72 to 5.09
2001                                                 1.03                  3.05                1.35 to 1.77             2.55 to 2.83
Invesco Utilities:
2002                                                 0.56                  0.74                 1.20 to 1.55       -21.56 to -21.28
2001                                                 0.71                  1.51                 1.35 to 1.77        -29.04 to -28.85
Invesco Telecommunications:
2002                                                 0.28                   --                  1.20 to 1.55        -51.58 to -51.40
2001                                                 0.57                   --                  1.35 to 1.77       -43.29 to -43.14

                                           At December 31                      For the year ended December 31,
                                           --------------                      -------------------------------

                                          Unit Fair Value          Investment *        Expense Ratio **   Total Return ***
------------------------------------------------------------------------------------------------------------------------------------
                                         lowest to highest         Income Ratio        lowest to highest  lowest to highest

------------------------------------------------------------------------------------------------------------------------------------
Invesco Financial Services:
2002                                                $0.81                   0.93           1.20 to 1.55             -16.23 to -15.93
2001                                                 0.96                   0.99           1.35 to 1.77               -4.34 to -4.08
MFS Emerging Growth:
2002                                          0.36 to 0.79                   --            1.20 to 1.55             -34.79 to -34.56
2001                                           0.55 to 1.20                  --            1.25 to 1.77                       -34.31
MFS Capital Opportunities:
2002                                          0.47 to 0.83                   0.07           1.20 to 1.55            -30.79 to -30.53
2001                                          0.68 to 1.19                   0.01           1.25 to 1.77            -24.82 to -24.42
MFS Research:
2002                                          0.51 to 0.70                  0.30            1.20 to 1.55            -25.71 to -25.45
2001                                          0.69 to 0.94                  0.01            1.25 to 1.77            -22.35 to -22.22
MFS Investors Trust:
2002                                          0.64 to 0.71                  0.56            1.20 to 1.55            -22.19 to -21.92
2001                                          0.83 to 0.91                  0.56            1.25 to 1.77            -17.43 to -16.99
Van Eck Hard Assets:
2002                                                 0.79                   0.48            1.25                               -4.01
2001                                                 0.83                    .98            1.25                              -11.55
Van Eck Emerging Markets:
2002                                                0.72                     .21            1.25                               -4.11
2001                                                 0.76                    --
1.25                                               -3.02
AN Growth:
2002                                            0.56 to 1.49                0.55            0.95 to 1.55            -28.74 to -28.49
2001                                            0.78 to 2.08                1.00            0.95 to 1.77            -17.58 to -17.49
AN Equity Income:
2002                                            0.76 to 2.03                1.45            0.95 to 1.55            -15.48 to -15.17
2001                                            0.90 to 2.39                3.72            0.95 to 1.77            -14.79 to -13.45
AN Balanced:
2002                                           0.85 to 1.64                 3.69            0.95 to 1.55              -8.09 to -7.76
2001                                         0.92 to 1.78                   3.28            0.95 to 1.77              -6.52 to -6.26
AN Money Market:
2002                                           1.02 to 1.23                 0.95            1.20 to 1.55              -0.58 to -0.23
2001                                            1.03 to 1.24                2.33            1.25 to 1.77                1.27 to 1.42
AN Government Bond:
2002                                            1.15 to 1.18                6.86            1.20 to 1.55                6.53 to 6.91
2001                                             1.07 to 1.11              26.18            1.25 to 1.77                5.42 to 6.00
AN High Yield Bond:
2002                                             0.94 to 0.96               8.40            1.20 to 1.55              -4.31 to -3.95
2001                                              0.98 to 1.00             14.23            1.25 to 1.77              -1.29 to -0.73
AN Small-Cap/Mid-Cap:
2002                                               0.12 to 0.13               --            1.20 to 1.55            -57.34 to -57.20
2001                                               0.28 to 0.30               --            1.35 to 1.77            -55.34 to -55.16
AN International Stock:
2002                                               0.51 to 0.66            1.43             1.20 to 1.55           -20.55 to -20.04
2001                                               0.64 to 0.82            0.81             1.35 to 1.77            -24.60 to -24.28
T. Rowe Price Equity Income:
2002                                                0.90 to 1.06           1.90             1.20 to 1.55            -14.48 to -14.17
2001                                                1.05 to 1.24           2.36             1.25 to 1.77              -1.53 to -0.21
T. Rowe Price International Stock:
2002                                                0.53 to 0.75           1.10             1.20 to 1.55           -19.57 to -19.28
2001                                                0.65 to 0.93           1.78             1.25 to 1.77           -23.58 to -23.17
T. Rowe Price Limited-Term Bond:
2002                                                 1.14 to 1.26          4.88             1.20 to 1.55               3.75 to 4.22
2001                                                 1.10 to 1.21          5.92             1.25 to 1.77               6.50 to 7.08
T. Rowe Price Mid-Cap Growth:
2002                                                 0.76 to 1.20            --             1.20 to 1.55           -22.48 to -22.20
2001                                                 0.98 to 1.54            --             1.35 to 1.77             -2.66 to -2.25
Lazard Retirement Small Cap:
2002                                                         1.14           0.43            1.25                             -18.67
2001                                                         1.41           0.31            1.25                              17.18



                                           At December 31                      For the year ended December 31,
                                           --------------                      -------------------------------

                                          Unit Fair Value          Investment *        Expense Ratio **   Total Return ***
------------------------------------------------------------------------------------------------------------------------------------
                                         lowest to highest         Income Ratio        lowest to highest  lowest to highest

------------------------------------------------------------------------------------------------------------------------------------
Lazard Emerging Markets:
------------------------------------------------------------------------------------------------------------------------------------
2002                                              $0.80                    0.51            1.25                               -2.65
2001                                               0.82                    0.43            1.25                               -6.23


* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
  CONSOLIDATED STATEMENTS OF INCOME
  (In thousands, except for per share data)


                                                                              2002           2001           2000

------------------------------------------------------------------------------------------------------------------------------------
  PREMIUMS AND OTHER REVENUE
     Premiums:
         Life.............................................................   $  337,100 $  323,603   $301,440
         Annuity..........................................................       33,596    35,773     55,504
         Accident and health..............................................      408,430    415,124    404,973
         Property and casualty............................................      861,696    666,823    426,786
         Other policy revenues............................................      106,372    104,680    103,323
         Net investment income............................................      563,510    529,146    479,089
         Realized gains (losses) on investments...........................      (131,095)    6,545     22,571
         Other income.....................................................       61,734     52,687     40,795

------------------------------------------------------------------------------------------------------------------------------------
         Total revenues...................................................    2,241,343    2,134,381  1,834,481

------------------------------------------------------------------------------------------------------------------------------------
  BENEFITS AND EXPENSES Death and other benefits:
         Life.............................................................      242,189    240,724    218,652
         Annuity..........................................................       53,688    55,196     53,180
         Accident and health..............................................      305,532    332,371    316,965
         Property and casualty............................................      719,016    574,610    374,671
     Increase in liability for future policy benefits:
         Life.............................................................       31,132    23,983     15,539
         Annuity..........................................................        (1,588)       2,870     18,991
         Accident and health..............................................        9,069    28,196     2,127
     Interest credited to policy account balances.........................      166,515    130,551    107,358
     Commissions for acquiring and servicing policies.....................      343,096    296,119    256,146
     Other operating costs and expenses...................................      342,870    306,867    222,458
     Decrease (increase) in deferred policy acquisition costs.............       (43,606)  (15,25       7,807
     Taxes, licenses and fees.............................................       38,536    46,975      36,694

------------------------------------------------------------------------------------------------------------------------------------
         Total benefits and expenses......................................    2,206,449    2,023,208  1,630,588

------------------------------------------------------------------------------------------------------------------------------------
  Income from operations before equity in earnings of
     Unconsolidated affiliates and federal income taxes...................       34,894    111,173    203,893
  Equity in earnings (losses) of unconsolidated affiliates................        (8,059)       (6,054)         3,049
  Income from operations before federal income taxes......................       26,835    105,119    206,942

  Provision (benefit) for federal income taxes
     Current..............................................................       40,940    56,708     83,255
     Deferred.............................................................       (30,960)      (16,520)       (16,487)

------------------------------------------------------------------------------------------------------------------------------------
  Net income..............................................................   $   16,855 $  64,931    $140,174

------------------------------------------------------------------------------------------------------------------------------------

  Net income per common share - basic & diluted...........................   $     0.64 $  2.45      $5.29

------------------------------------------------------------------------------------------------------------------------------------


  See accompanying notes to consolidated financial statements.

  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
  (In thousands)

                                                                                             December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 2002                2001

------------------------------------------------------------------------------------------------------------------------------------
  ASSETS
     Investments, other than investments in unconsolidated affiliates Debt securities:
              Bonds held-to-maturity, at amortized cost.......................    $  4,497,025 $     3,811,582
              Bonds available-for-sale, at market.............................       1,532,137       1,578,184
     Marketable equity securities, at market:
              Preferred stocks................................................          47,385       50,441
              Common stocks...................................................         758,298       889,092
     Mortgage loans on real estate............................................       1,023,564       1,007,993
              Policy loans....................................................         328,099       324,545
              Investment real estate, net of
                  accumulated depreciation of $115,110 and $132,873...........         216,882       233,069
         Short-term investments...............................................         435,463       255,476
         Other invested assets................................................         161,943       129,398

------------------------------------------------------------------------------------------------------------------------------------
              Total investments...............................................       9,000,796       8,279,780
     Cash     ................................................................         195,916       188,043
     Investments in unconsolidated affiliates.................................         174,245       173,878
     Accrued investment income................................................         135,997       125,781
     Reinsurance ceded receivables............................................         646,243       645,460
     Prepaid reinsurance premiums.............................................         198,636       173,346
     Premiums due and other receivables.......................................         261,993       214,586
     Deferred policy acquisition costs........................................         874,495       829,216
     Property and equipment, net..............................................          79,422       73,932
     Other assets.............................................................         274,404       243,507
     Separate account assets..................................................         297,025       310,608

------------------------------------------------------------------------------------------------------------------------------------
              Total assets....................................................    $ 12,139,172 $     11,258,137

------------------------------------------------------------------------------------------------------------------------------------

  LIABILITIES
     Policyholder funds
         Future policy benefits:
              Life............................................................    $  2,207,561 $     2,160,613
              Annuity.........................................................         209,452       216,627
              Accident and health.............................................         114,211       104,913
         Policy account balances..............................................       3,578,568       2,849,458
         Policy and contract claims...........................................       1,295,196       1,226,588
         Other policyholder funds.............................................       1,062,225       958,156

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              Total policyholder liabilities..................................       8,467,213       7,516,355
     Current federal income taxes.............................................          (47,346)           (25,649)
     Deferred federal income taxes............................................          47,710       79,665
     Notes payable............................................................         204,128       204,443
     Other liabilities........................................................         287,731       234,124
     Minority interests in subsidiaries.......................................           8,982       2,252
     Separate account liabilities.............................................         297,025       310,608
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              Total liabilities...............................................       9,265,443       8,321,798

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  STOCKHOLDERS' EQUITY
     Capital stock............................................................          30,832       30,832
     Additional paid-in capital...............................................           7,841       2,947
     Accumulated other comprehensive income...................................          74,668       75,940
     Retained earnings........................................................       2,869,259       2,931,218
     Treasury stock, at cost..................................................          (99,097)          (100,891)
     Restricted stock.........................................................           (9,774)            (3,707)

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              Total stockholders' equity......................................       2,873,729       2,936,339

------------------------------------------------------------------------------------------------------------------------------------
              Total liabilities and stockholders' equity......................    $ 12,139,172 $     11,258,137

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  See accompanying notes to consolidated financial statements.

  CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (In thousands, except for per share data)

                                                                                2002           2001           2000

------------------------------------------------------------------------------------------------------------------------------------
  Common
  Stock               Balance at beginning and end of year...............    $   30,832 $  30,832    $30,832

------------------------------------------------------------------------------------------------------------------------------------
  Additional          Balance at beginning of year.......................         2,947         2,850            211
  Paid-In Capital     Issuance of treasury shares as restricted stock....         4,894            97          2,639

------------------------------------------------------------------------------------------------------------------------------------
                      Balance at end of year.............................         7,841         2,947          2,850

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  Accumulated         Balance at beginning of year.......................        75,940    150,402           254,820
  Other               Change in unrealized gains on marketable securities, net  ( 1,660)   (70,150)         (104,313)
  Comprehensive       Foreign exchange adjustments.......................          (493)        (4)             (105)
  Income              Change in fair value of interest rate swap.........          3,087    (4,308)               --
                      Minimum pension liability adjustment...............         (2,206)       --                --

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                      Balance at end of year.............................        74,668     75,940            150,402

------------------------------------------------------------------------------------------------------------------------------------
  Retained            Balance at beginning of year.......................      2,931,218     2,944,453     2,880,010
  Earnings            Net income.........................................         16,855        64,931       140,174
                      Cash dividends to common stockholders
                         ($2.96, $2.92, $2.86 per share).................        (78,726)      (77,585)       (75,731)
Cash  dividends to minority stockholders of subsidiaries.....................        (88)         (226)            --
                      Redemption premium on subsidiary preferred stock...           --          (  355)            --

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                      Balance at end of year.............................     2,869,259    2,931,218  2,944,453

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  Treasury            Balance at beginning of year.......................       (100,891)     (100,862)      (102,727)
  Stock               Net issuance (redemption) of restricted stock......         1,794    (29       )    1,865

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                      Balance at end of year.............................        (99,097)     (100,891)      (100,862)

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  Restricted          Balance at beginning of year.......................         (3,707)            (4,018)        -
  Stock               Net issuance of restricted stock...................         (6,688)          (31)        (4,504)
                      Amortization of restrictions.......................            621          342     486

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                      Balance at end of year.............................         (9,774)       (3,707)             (4,018)

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  Stockholders'
  Equity              Balance at end of year.............................    $2,873,729 $  2,936,339 $3,023,657

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  See accompanying notes to consolidated financial statements.

  CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
  (In thousands)

                                                                                2002           2001           2000

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  Net income  ...........................................................    $   16,855 $  64,931     $   140,174

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  Other comprehensive income.............................................
     Change in unrealized gains on marketable securities, net............         (1,660)      (70,150)      (104,313)
     Foreign exchange adjustments........................................           (493)           (4)          (105)
     Change in fair value of interest rate swap..........................         3,087          (4,308)          --
     Minimum pension liability adjustment................................         (2,206)           --            --

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         Total...........................................................           (1,272)    (74,462)      (104,418)

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  Comprehensive income (loss)............................................    $   15,583 $  (9,531    )$   35,756

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  See accompanying notes to consolidated financial statements.

  CONSOLIDATED STATEMENTS OF CASH FLOWS
  (In thousands)

                                                                                2002           2001           2000

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  OPERATING ACTIVITIES
     Net income...........................................................   $   16,855    $  64,931        $140,174
     Adjustments to reconcile net income to net cash provided by operating activities:
         Increase in liabilities for policyholders' funds.................      221,748    607,666          298,026
         Charges to policy account balances...............................       (58,769)  (146,207)      (100,422
         Interest credited to policy account balances.....................      166,515    130,551          107,358
         Deferral of policy acquisition costs.............................      (260,013)  (251,765)      (229,171)
         Amortization of deferred policy acquisition costs................      216,231    184,089          236,789
         Deferred federal income tax benefit..............................       (30,960)  (16,520)       (16,487)
         Depreciation.....................................................       26,621    25,216           21,564
         Accrual and amortization of discounts and premiums...............       (15,233)  (22,762)        (17,319)
         Amortization of goodwill.........................................            --      3,100             --
         Loss (gain) from sale, disposal or impairment of investments, net        131,095   (33,217)      (22,571)
         Equity in earnings of unconsolidated affiliates..................        8,059    6,054           (3,049)
         Increase in premiums receivable..................................       (47,407)       (9,800)       (55,515)
         Decrease (increase) in accrued investment income.................       (10,216)       (1,380)        2,588
         Capitalization of interest on policy and mortgage loans..........       (16,386)      (15,654)       (14,395)
         Other changes, net...............................................       (40,806)     (188,055)      (152,092)

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              Net cash provided by operating activities...................      307,334      336,247        195,478

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  INVESTING ACTIVITIES
     Proceeds from sale or maturity of investments:
         Bonds............................................................      885,419    396,344          243,016
         Stocks...........................................................       99,960    165,615          198,901
         Real estate......................................................       20,079    9,163             18,766
         Other invested assets............................................       34,332    16,160            18,146
     Principal payments received on:
         Mortgage loans...................................................      109,312    154,012            89,585
         Policy loans.....................................................       38,216    9,092              36,940
     Purchases of investments:
         Bonds............................................................      (1,463,876) (583,203)          (99,701)
         Stocks...........................................................      (137,685)   (322,276)         (143,828)
         Real estate......................................................       (17,790)    (11,741)         (2,039)
         Mortgage loans...................................................      (112,954)    (49,828)        (34,095)
         Policy loans.....................................................       (26,199)       7,815         (24,217)
         Other invested assets............................................       (69,249)      (69,388)       (99,023)
     Increase in short-term investments, net..............................      (179,987)     (114,958)       (45,166)
     Increase in investment in unconsolidated affiliates, net.............          (367)      (21,703)       (38,857)
     Payment for acquisition of subsidiary, net of cash acquired..........            --      (245,418)            --
     Increase in property and equipment, net..............................       (20,907)      (17,953)       (12,291)

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              Net cash provided by (used in) investing activities.........      (841,696)     (678,267)      106,137

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  FINANCING ACTIVITIES
     Policyholders' deposits to policy account balances...................      914,343        587,685        324,881
     Policyholders' withdrawals from policy account balances..............      (292,979)     (341,039)      (408,356)
     Increase (decrease) in notes payable.................................          (315)     204,443               --
     Dividends to stockholders............................................       (78,814)      (77,811)       (75,731)

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              Net cash provided by (used in) financing activities.........      542,235         373,278    (159,206)
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  NET INCREASE (DECREASE) IN CASH.........................................        7,873          31,258     142,409
     Cash:
         Beginning of the year............................................      188,043          156,785    14,376

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         End of the year..................................................   $  195,916 $        188,043   $156,785

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  See accompanying notes to consolidated financial statements.

(1) NATURE OF OPERATIONS
American National Insurance Company and its consolidated subsidiaries (collectively "American National") operate primarily in the insurance industry. Operating on a multiple line basis, American National offers a broad line of insurance coverages, including individual and group life, health, and annuities; personal lines property and casualty; and credit insurance. In addition, through non-insurance subsidiaries, American National offers mutual funds and invests in real estate. The majority (99%) of revenues is generated by the insurance business. Business is conducted in all states, as well as Puerto Rico, Guam and American Samoa. American National is also authorized to sell its products to American military personnel in Western Europe and, through subsidiaries, business is conducted in Mexico. Various distribution systems are utilized, including home service, multiple line ordinary, group brokerage, credit, independent third party marketing organizations and direct sales to the public.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES
Principles of consolidation and basis of presentation--The consolidated financial statements include the accounts of American National Insurance Company and its subsidiaries. All significant intercompany transactions have been eliminated in consolidation. Investments in unconsolidated affiliates are shown at cost plus equity in undistributed earnings since the dates of acquisition.

The consolidated financial statements have been prepared on the basis of Generally Accepted Accounting Principles (GAAP) as defined in the United States of America. GAAP for insurance companies differs from the basis of accounting followed in reporting to insurance regulatory authorities. (See Note 16.)

Certain reclassifications have been made to the 2000 and 2001 financial information to conform to the 2002 presentation.

Use of estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Accounting changes
Accounting for derivative instruments--FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended by FAS No. 137 and FAS No. 138, is effective for all quarters beginning after June 15, 2000. This statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The statement requires that entities recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. American National adopted FAS No. 133, as amended, on January 1, 2001. The adoption of FAS No. 133 did not have a significant effect on American National's financial position or results from operations. However, in conjunction with the adoption of FAS No. 133 in 2001, American National reclassified bonds with an amortized value of $286,726,000 from held-to-maturity to available-for-sale. This reclassification resulted in an addition to unrealized losses of $3,976,000 at the time of the reclassification.

Business combinations--FAS No. 141, "Business Combinations" is effective for all business combinations initiated after June 30, 2001. This statement establishes the purchase method as the only allowable way to account for business combinations. The statement also establishes the criteria for identifying and initially recognizing goodwill associated with a business combination. American National adopted FAS No. 141 on July 1, 2001. The adoption of FAS No. 141 did not have a significant effect on American National's financial position or results from operations.

Goodwill and other intangible assets--FAS No. 142, "Goodwill and Other Intangible Assets" is effective for years beginning after December 15, 2001. This statement addresses the initial recognition and measurement of intangible assets that were not acquired as part of a business combination. The statement also addresses the subsequent accounting and measurement of goodwill and intangible assets regardless of how they were acquired. The statement eliminates the expensing of goodwill on a routine periodic basis and establishes an annual valuation approach for intangible assets without a finite life. American National adopted FAS No. 142 on January 1, 2002. The only goodwill which American National has is the amount associated with the acquisition of Farm Family Holdings, Inc. (see Note 14.)

Guarantees to others--In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, an interpretation of FASB Statements No. 5, 57 and 107 and a rescission of FASB Interpretation No. 34." This Interpretation elaborates on the disclosures to be made by a guarantor in its interim and annual financial statements about its obligations under guarantees issued. The Interpretation also clarifies that a guarantor is required to recognize, at inception of a guarantee, a liability for the fair value of the obligation undertaken. The initial recognition and measurement provisions of the Interpretation are applicable to guarantees issued or modified after December 31, 2002 and are not expected to have a material effect on American National's financial statements. The disclosure requirements are effective for financial statements of interim or annual periods ending after December 15, 2002, and are included in the notes to these consolidated financial statements.

Investments
Marketable securities
     Debt securities--Bonds that are intended to be held-to-maturity are carried at amortized cost. The carrying value of these debt securities is expected to be realized, due to American National's ability and intent to hold these securities until maturity.

     Bonds held as available-for-sale are carried at market.

     Preferred stocks--All preferred stocks are classified as available-for-sale and are carried at market.

     Common stocks-- All common stocks are classified as available-for-sale and are carried at market.

     Unrealized gains--For all investments carried at market, the unrealized gains or losses (differences between amortized cost and market value), net of applicable federal income taxes, are reflected in stockholders' equity as a component of accumulated other comprehensive income.

     Impairments--All marketable securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds market value, the duration of the market decline, and the financial health of and specific prospects for the issuer. Losses that are determined to be other than temporary are recognized in current period income as a realized loss.

Mortgage loans--Mortgage loans on real estate are carried at amortized cost, less allowance for valuation impairments.

The mortgage loan portfolio is closely monitored through the review of loan and property information, such as debt service coverage, annual operating statements and property inspection reports. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, impaired loans are identified and valuation allowances are established. Impaired loans are those which, based on current information and events, it is probable that American National will be unable to collect all amounts due, according to the contractual terms of the loan agreement.

Policy loans--Policy loans are carried at cost.

Investment real estate--Investment real estate is carried at cost, less allowance for depreciation and valuation impairments. Depreciation is provided over the estimated useful lives of the properties (15 to 50 years) using straight-line and accelerated methods.

American National's real estate portfolio is closely monitored through the review of operating information and periodic inspections. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, if there is any indication of an adverse change in the economic condition of a property, a complete cash flow analysis is performed to determine whether or not an impairment allowance is necessary. If a possible impairment is indicated, the fair market value of the property is estimated using a variety of techniques, including cash flow analysis, appraisals and comparison to the values of similar properties. If the book value is greater than the estimated fair market value, an impairment allowance is established.

Short-term investments--Short-term investments (primarily commercial paper) are carried at amortized cost.

Other invested assets--Other invested assets are carried at cost, less allowance for valuation impairments. Valuation allowances for other invested assets are considered on an individual basis in accordance with the same procedures used for investment real estate.

Investment valuation allowances--Investment valuation allowances are established for impairments of mortgage loans, real estate and other assets in accordance with the policies established for each class of asset. The increase in the valuation allowances is reflected in current period income as a realized loss.

Management believes that the valuation allowances are adequate. However, it is possible that a significant change in economic conditions in the near term could result in losses exceeding the amounts established.

Cash and cash equivalents
American National considers cash on-hand and in-banks plus amounts invested in money market funds as cash for purposes of the consolidated statements of cash flows.

Investments in unconsolidated affiliates
These assets are primarily investments in real estate and equity fund joint ventures, and are accounted for under the equity method of accounting.

Property and equipment
These assets consist of buildings occupied by the companies, electronic data processing equipment, and furniture and equipment. These assets are carried at cost, less accumulated depreciation. Depreciation is provided using straight-line and accelerated methods over the estimated useful lives of the assets (3 to 50 years).

Foreign currencies
Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the balance sheet date. Revenue and expenses are translated at average rates of exchange prevailing during the year. Translation adjustments resulting from this process are charged or credited to other accumulated comprehensive income.

Insurance specific assets and liabilities
Deferred policy acquisition costs--Certain costs of acquiring new insurance business have been deferred. For life, annuity and accident and health business, such costs consist of inspection report and medical examination fees, commissions, related fringe benefit costs and the cost of insurance in force gained through acquisitions. The amount of commissions deferred includes first-year commissions and certain subsequent year commissions that are in excess of ultimate level commission rates.

The deferred policy acquisition costs on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality and withdrawal assumptions used in computing liabilities for future policy benefits. The amount of deferred policy acquisition costs is reduced by a provision for possible inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.

Costs deferred on universal life, limited pay and investment type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges. The effect on the deferred policy acquisition costs that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated stockholders' equity as of the balance sheet date. It is possible that a change in interest rates could have a significant impact on the deferred policy acquisition costs calculated for these contracts.

Deferred policy acquisition costs associated with property and casualty insurance business consist principally of commissions, underwriting and issue costs. These costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.

Future policy benefits--For traditional products, liabilities for future policy benefits have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality, and other assumptions that were appropriate at the time that the policies were issued. Estimates used are based on the companies' experience, as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined that future expected experience differs significantly from existing assumptions, the estimates are revised for current and future issues.

Future policy benefits for universal life and investment-type contracts reflect the current account value before applicable surrender charges.

Recognition of premium revenue and policy benefits
Traditional ordinary life and health--Life and accident and health premiums are recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in recognition of profits over the life of the policy contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Annuities--Revenues from annuity contracts represent amounts assessed against contract holders. Such assessments are principally surrender charges and, in the case of variable annuities, administrative fees. Policy account balances for annuities represent the deposits received plus accumulated interest less applicable accumulated administrative fees.

Universal life and single premium whole life--Revenues from universal life policies and single premium whole-life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges actually paid and earned policy service fees. Policyholder account balances consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of account balances returned to policyholders.

Property and casualty--Property and casualty premiums are recognized as revenue proportionately over the contract period. Policy benefits consist of actual claims and the change in reserves for losses and loss adjustment expenses. The reserves for losses and loss adjustment expenses are estimates of future payments of reported and unreported claims and the related expenses with respect to insured events that have occurred. These reserves are calculated using case basis estimates for reported losses and experience for claims incurred but not reported. These loss reserves are reported net of an allowance for salvage and subrogation. Management believes that American National's reserves have been appropriately calculated, based on available information as of December 31, 2002. However, it is possible that the ultimate liabilities may vary significantly from these estimated amounts.

Participating insurance policies
A portion of the life insurance portfolio is written on a participating basis. Participating business comprised approximately 8.0% of the life insurance in force at December 31, 2002 and 14.3% of life and annuity premiums in 2002. Of the total participating business, 70.5% was written by Farm Family Life Insurance Company (Farm Family Life). For the participating business excluding Farm Family Life, the allocation of dividends to participating policyowners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums.

For the Farm Family Life participating business, profits earned on participating business are reserved for the payment of dividends to policyholders except for the stockholders' share of profits on participating policies, which is limited to the greater of 10% of the profit on participating business, or 50 cents per thousand dollars of the face amount of participating life insurance in force. Participating policyholders' interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends (less net income allocated to stockholders as indicated above) as well as a pro rata portion of unrealized investment gains (losses), net of tax.

Federal income taxes
American National and its eligible subsidiaries will file a consolidated life/non-life federal income tax return for 2002. Certain subsidiaries which are consolidated for financial reporting are not eligible to be included in the consolidated federal income tax return. Separate provisions for income taxes have been determined for these entities.

Deferred federal income tax assets and liabilities have been recognized to reflect the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Stock-based compensation
American National uses the fair value method to account for stock-based compensation.

Separate account assets and liabilities
The separate account assets and liabilities represent funds maintained to meet the investment objectives of contract holders who bear the investment risk. The investment income and investment gains and losses from these separate funds accrue directly to the contract holders of the policies supported by the separate accounts. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of American National. The assets of these accounts are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in these consolidated financial statements.



(3) INVESTMENTS
The amortized cost and estimated market values of investments in held-to-maturity and available-for-sale securities are shown below (in thousands).

                                                                             Gross             Gross          Estimated
                                                         Amortized        Unrealized        Unrealized         Market
  December 31, 2002                                        Cost              Gains            Losses            Value

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  Debt securities:
     Bonds held-to-maturity:
         U. S. Government and agencies..............    $  68,303         $    2,955       $     --  $       71,258
         States, and political subdivisions.........      208,743            10,427               (21)         219,149
         Foreign governments........................       25,642             1,014                --           26,656
         Public utilities...........................      825,823            55,318              (153)         880,988
         All other corporate bonds..................    2,978,573           243,184            (6,572)       3,215,185
         Mortgage-backed securities.................      389,941            18,812              (202)         408,551

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               Total bonds held-to-maturity.........    4,497,025           331,710            (6,948)        4,821,787

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     Bonds available-for-sale:
         U. S. Government and agencies..............       20,895             1,511               --         22,406
         States, and political subdivisions.........       95,030             4,862               --         99,892
         Foreign governments........................       14,855             1,357               --         16,212
         Public utilities...........................      457,072            18,983           (15,490)         460,565
         All other corporate bonds..................      780,817            49,641            (7,977)         822,481
         Mortgage-backed securities.................      109,623               958               --         110,581

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              Total bonds available-for-sale........    1,478,292            77,312           (23,467)       1,532,137

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         Total debt securities......................    5,975,317           409,022           (30,415)       6,353,924

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  Marketable equity securities:
         Preferred stock............................       47,401               916              (932)          47,385
         Common stock...............................      681,883           145,128           (68,713)         758,298

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         Total marketable equity securities.........      729,284           146,044           (69,645)         805,683

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  Total investments in securities...................    $6,704,601        $  555,066       $ (100,060)       $7,159,607

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  December 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
  Debt securities:
     Bonds held-to-maturity:
         U. S. Government and agencies..............    $   43,830        $    1,258       $      (74)       $   45,014
         States and political subdivisions..........       209,731             2,145           (1,266)          210,610
         Foreign governments........................        44,175               935               --            45,110
         Public utilities...........................       973,502            32,921           (2,891)        1,003,532
         All other corporate bonds..................     2,400,679            94,247           (8,457)        2,486,469
         Mortgage-backed securities.................       139,665             6,952             (124)          146,493

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              Total bonds held-to-maturity..........     3,811,582           138,458          (12,812)        3,937,228

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     Bonds available-for-sale:
         U. S. Government and agencies..............        22,565             1,044              (62)           23,547
         States and political subdivisions..........        97,420               417             (673)           97,164
         Foreign governments........................        14,765             1,538               --            16,303
         Public utilities...........................       390,847            10,303           (7,811)          393,339
         All other corporate bonds..................       890,397            35,364          (27,442)          898,319
         Mortgage-backed securities.................       147,542             2,631             (661)          149,512

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              Total bonds available-for-sale........     1,563,536            51,297          (36,649)        1,578,184

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         Total debt securities......................     5,375,118           189,755          (49,461)        5,515,412

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  Marketable equity securities
         Preferred stock............................        49,405             1,706             (670)           50,441
         Common stock...............................       769,306           235,737         (115,951)          889,092

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         Total marketable equity securities.........       818,711           237,443         (116,621)          939,533

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  Total investments in securities...................    $6,193,829        $  427,198       $ (166,082)       $6,454,945

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Debt Securities--The amortized cost and estimated market value, by contractual maturity of debt securities at December 31, 2002, are shown below (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                   Bonds-Held-to-Maturity            Bonds-Available-for-Sale
-
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Estimated                       Estimated
------------------------------------------------------------------------------------------------------------------------------------
                                                 Amortized        Market            Amortized     Market
                                                   Cost            Value              Cost         Value
  Due in one year or less.................      $ 351,311     $   355,888         $    94,378  $    98,827
  Due after one year through five years...      1,663,699      1,801,440             794,432       830,640
  Due after five years through ten years..      1,548,777      1,682,512             287,577       300,724
  Due after ten years.....................        516,040        545,652             268,859       268,943

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                                                4,079,827      4,385,492           1,445,246    1,499,134
  Without single maturity date............        417,198        436,295              33,046        33,003

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                                               $4,497,025     $4,821,787          $1,478,292   $ 1,532,137

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Available-for-sale securities are sold throughout the year for various reasons. Additionally, both available-for-sale securities and held-to-maturity securities are called or otherwise redeemed by the issuer. Proceeds from the disposals of these securities, with the gains and losses realized, are shown below (in thousands).

                                                                   2002             2001              2000

------------------------------------------------------------------------------------------------------------------------------------
  Proceeds from sales of available-for-sale securities.       $   218,364       $   243,096       $  234,477
  Gross gains realized.................................            29,549            49,033           68,605
  Gross losses realized................................            31,119            11,708           48,761

  Proceeds from bonds called or otherwise redeemed by the issuer:$ 519,635         $ 184,404        $ 125,271
  Gross gains realized.................................             2,154               676              379
  Gross losses realized................................               355               205               --

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------


In 2002, securities with an amortized cost of $173,145,000 were transferred from held-to-maturity to available-for-sale due to evidence of significant deterioration in the issuers' creditworthiness. An unrealized loss of $21,281,000 was established at the time of the transfer. Additionally, in 2002 held-to-maturity securities with an amortized cost of $170,311,000 were sold to maintain American National's credit risk policy. Proceeds from ultimate sales of these bonds totaled $178,769,000 with net realized gains of $8,458,000.

In 2001, securities with an amortized cost of $98,014,000 were transferred from held-to-maturity to available-to-sale due to evidence of significant deterioration in the issuer's creditworthiness. An unrealized loss of $10,191,000 was established at the time of the transfer.

In 2000, included in the proceeds from sales of available-for-sale securities was $8,893,000 from the sale of bonds that had been reclassified from bonds held-to-maturity. The bonds had been reclassified due to evidence of significant deterioration in the issuer's creditworthiness. The net loss from the sale of these bonds was $7,941,000.

All gains and losses were determined using specific identification of the securities sold.

Unrealized gains on securities--Unrealized gains on marketable equity securities and bonds available-for-sale, presented in the stockholders' equity section of the consolidated statements of financial position, are net of deferred tax liabilities of $42,743,000, $44,062,000 and $81,060,000 for 2002, 2001, and 2000
respectively.

The change in the net unrealized gains on investments for the years ended December 31 are summarized as shown below (in thousands).

                                                                   2002             2001              2000

------------------------------------------------------------------------------------------------------------------------------------
Bonds available-for-sale....................................   $  39,197          $ 73,091        $ (39,436)
Preferred stocks............................................       (1,052)              893             (464)
Common stocks...............................................      (43,371)         (175,345)        (117,142)
Index options...............................................           --               139             (139)
Amortization of deferred policy acquisition costs...........       1,503             (5,789)          (3,294)

------------------------------------------------------------------------------------------------------------------------------------
    ........................................................       (3,723)         (107,011)        (160,475)
Provision for federal income taxes.........................        1,319             36,998           56,162

------------------------------------------------------------------------------------------------------------------------------------
    ........................................................   $   (2,404)       $  (70,013)     $  (104,313)
Change in unrealized gains of
    attributable to participating policyholders' interest...         744               (137)       --

------------------------------------------------------------------------------------------------------------------------------------
Total.......................................................   $   (1,660)       $  (70,150)      $ (104,313)

------------------------------------------------------------------------------------------------------------------------------------

Mortgage loans--In general, mortgage loans are secured by first liens on income-producing real estate. The loans are expected to be repaid from the cash flows or proceeds from the sale of real estate. American National generally allows a maximum loan-to-collateral-value ratio of 75% to 90% on newly funded mortgage loans. As of December 31, 2002, mortgage loans have fixed rates from 6.00% to 12.00% and variable rates from 2.29% to 9.15%. The majority of the mortgage loan contracts require periodic payments of both principal and interest, and have amortization periods of 3 months to 33 years.

American National has investments in first lien mortgage loans on real estate with carried values of $1,023,564,000 and $1,007,993,000 at December 31, 2002
and 2001, respectively. Problem loans, on which valuation allowances were established, totaled $20,330,000 and $65,875,000 at December 31, 2002 and 2001,
respectively. The valuation allowances on those loans totaled $3,766,000 and $8,211,000 at December 31, 2002 and 2001, respectively.

Policy loans--All of the Company's policy loans carried interest rates ranging from 5% to 8% at December 31, 2002.

Investment income and realized gains (losses)--Investment income and realized gains (losses) on investments, before federal income taxes, for the years ended December 31 are summarized as follows (in thousands).

                                                                                                 Gains (Losses)
                                                       Investment Income                         on Investments

------------------------------------------------------------------------------------------------------------------------------------
                                                2002         2001         2000          2002       2001       2000

------------------------------------------------------------------------------------------------------------------------------------
  Bonds..................................   $ 394,461  $  360,907     $322,204       $(8,462)  $(25,788)  $ (17,759)
  Preferred stocks.......................       3,022     2,067          1,879           153       (298)       (36)
  Common stocks..........................      20,038     19,363        14,802       (123,352)   37,209      38,018
  Mortgage loans.........................      86,143     86,768        94,287       (3,811)       (233)     (7,874)
  Real estate............................      74,555     75,485        71,613          473        1 ,196     3,848
  Other invested assets..................       47,649    48,709        37,832          (64)         398      (2,015)
  Investment in unconsolidated affiliates           --        --           --           --          1,288         --

------------------------------------------------------------------------------------------------------------------------------------
                                              625,868     593,299      542,617      (135,063)      13,772      14,182

------------------------------------------------------------------------------------------------------------------------------------
  Investment expenses....................      (62,358)     (64,153)     (63,528)          --           --
  Decrease (increase) in valuation allowances    --           --          --            3,968     (7,227)      8,389

------------------------------------------------------------------------------------------------------------------------------------
                                            $ 563,510     $529,146      $479,089     $(131,095)    $6,545    $22,571

------------------------------------------------------------------------------------------------------------------------------------


Included in the realized losses are markdowns of available-for-sale securities due to other than temporary declines in the value of the securities. The markdowns totaled $139,672,000 in 2002 and $26,672,000 in 2001. There were no other than temporary markdowns in 2000.

 (4) CONCENTRATIONS OF CREDIT RISK ON INVESTMENTS
American National employs a strategy to invest funds at the highest return possible commensurate with sound and prudent underwriting practices to ensure a well-diversified investment portfolio.

Bonds:
Management believes American National's bond portfolio is of investment grade and is diversified. The bond portfolio distributed by quality rating at December 31 is summarized as follows.

Common stock:
                          2002   2001
-------------------------------------------------------------------------------
  AAA....................  13%     8%
  AA.....................   6%    11%
  A......................  42%    43%
  BBB....................  29%    26%
  BB.....................   4%     4%
  Below BB...............   6%     8%

------------------------------------------------------------------------------
                           100%   100%

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

American National's stock portfolio by market sector distribution at December 31 is summarized as follows.

                          2002   2001
-------------------------------------------------------------------------------
  Materials..............   3%     3%
  Industrials............   9%     8%
  Consumer goods.........  20%    19%
  Energy & utilities.....  11%    10%
  Financials.............  25%    23%
  Information technology.  10%    11%
  Health care............  11%    12%
  Communications.........   4%     8%
  Mutual funds...........   7%     6%

-------------------------------------------------------------------------------
                          100%   100%

-------------------------------------------------------------------------------


Mortgage loans and investment real estate:
American National invests primarily in the commercial sector in areas that offer the potential for property value appreciation. Generally, mortgage loans are secured by first liens on income-producing real estate.

Mortgage loans and investment real estate by property type distribution at December 31 are summarized as follows.

                                Mortgage       Investment
                                  Loans        Real Estate
-------------------------------------------------------------------------------

------------------------------------------------------------------------------
                               2002  2001      2002  2001
------------------------------------------------------------------------------
  Office buildings..........    16%   17%       12%    15%
  Shopping centers..........    43%   43%       40%    41%
  Commercial................     4%    4%        2%     2%
  Apartments................     0%    2%        4%     3%
  Hotels/Motels.............    11%   11%       12%    12%
  Industrial................    20%   17%       22%    22%
  Other.....................     6%    6%        8%     5%

--------------------------------------------------------------------------------
                               100%  100%      100%   100%

--------------------------------------------------------------------------------


American National has a diversified portfolio of mortgage loans and real estate properties. Mortgage loans and real estate investments by geographic distribution at December 31 are summarized as follows.

                                Mortgage       Investment
                                  Loans        Real Estate
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                               2002  2001      2002  2001
-------------------------------------------------------------------------------
  New England...............     6%    7%       --      --
  Middle Atlantic...........    15%   16%       --      --
  East North Central........     7%    7%       20%    19%
  West North Central........     2%    2%       14%    16%
  South Atlantic............    21%   21%        6%     7%
  East South Central........     2%    1%       14%    13%
  West South Central........    31%   29%       37%    36%
  Mountain..................     5%    5%        3%     3%
  Pacific...................    11%   12%        6%     6%

------------------------------------------------------------------------------
                               100%  100%      100%   100%

-------------------------------------------------------------------------------


(5) FAIR VALUE OF FINANCIAL INSTRUMENTS
Estimated market values of financial instruments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amounts that could be realized in a current market exchange, or the amounts that may ultimately be realized. The use of different market assumptions or estimating methodologies could have a material effect on the estimated market values.

Debt securities:
The estimated market values for bonds represent quoted market values from published sources or bid prices obtained from securities dealers.

Marketable equity securities:
Market values for preferred and common stocks represent quoted market prices obtained from independent pricing services.

Mortgage loans:
The market value for mortgage loans is estimated using discounted cash flow analyses based on interest rates currently being offered for comparable loans. Loans with similar characteristics are aggregated for purposes of the analyses.

Policy loans:
The carrying amount for policy loans approximates their market value.

Short-term investments:
The carrying amount for short-term investments approximates their market value.

Investment contracts:
The market value of investment contract liabilities is estimated using a discounted cash flow model, assuming the companies' current interest rates on new products. The carrying value for these contracts approximates their market value.

Notes payable:
The carrying amount for notes payable approximates their market value as such debt is primarily floating rate.

Interest rate swap:
The carrying amount for the interest rate swap is its market value.

Investment commitments:
American National's investment commitments are all short-term in duration, and the market value was not significant at December 31, 2002 or 2001.

Values:
The carrying amounts and estimated market values of financial instruments at December 31 are as follows (in thousands).

                                                                          2002                            2001

-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Estimated                       Estimated
                                                                 Carrying       Market           Carrying       Market
                                                                  Amount         Value            Amount         Value
-----------------------------------------------------------------------------------------------------------------------------------
  Financial assets
     Bonds:
         Held-to-maturity...............................    $ 4,497,025    $  4,821,787     $  3,811,582   $ 3,937,228
         Available-for-sale.............................      1,532,137       1,532,137        1,578,184     1,578,184
     Preferred stock....................................         47,385          47,385           50,441        50,441
     Common stock.......................................        758,298         758,298          889,092       889,092
     Mortgage loans on  real estate.....................      1,023,564       1,093,241        1,007,993     1,045,659
     Policy loans.......................................        328,099         328,099          324,545       324,545
     Short-term investments.............................        435,463         435,463          255,476       255,476
  Financial liabilities
     Investment contracts...............................      2,254,076       2,254,076        1,699,373     1,699,373
     Notes payable......................................        204,128         204,128          204,443       204,443
     Interest rate swap.................................          1,880           1,880            6,627          6,627

-----------------------------------------------------------------------------------------------------------------------------------



(6) DEFERRED POLICY ACQUISITION COSTS
Deferred policy acquisition costs and premiums for the years ended December 31, 2002, 2001, and 2000 are summarized as follows (in thousands).

                                                                Life          Accident         Property
                                                             and Annuity     and Health      and Casualty        Total


-----------------------------------------------------------------------------------------------------------------------------------
  Balance at December 31, 1999............................  $   635,222    $109,012       $14,562             $758,796

-----------------------------------------------------------------------------------------------------------------------------------
         Additions........................................      132,720      60,838       35,424               228,982
         Amortization.....................................      (141,591)   (63,518)     (31,680)             (236,789)
         Effect of change in unrealized gains
            on available-for-sale securities..............        (3,294)             --              --        (3,294)

-----------------------------------------------------------------------------------------------------------------------------------
      Net change..........................................       (12,165)     (2,6         3,744               (11,101)
      Acquisitions........................................          123          66          --                     189

-----------------------------------------------------------------------------------------------------------------------------------
  Balance at December 31, 2000............................      623,180      106,398        18,306              747,884
-----------------------------------------------------------------------------------------------------------------------------------
         Additions........................................      101,364      25,229         72,750                199,343
         Amortization.....................................       (89,751)   (25,480)        (68,858)            (184,089)
         Effect of change in unrealized gains
             on available-for-sale securities.............        (5,524)        --              --               (5,524)

-----------------------------------------------------------------------------------------------------------------------------------
      Net change..........................................        6,089      (251)             3,892                9,730
      Acquisitions........................................       52,417      5                19,180               71,602

-----------------------------------------------------------------------------------------------------------------------------------
  Balance at December 31, 2001............................      681,686      106,152           41,378             829,216

-----------------------------------------------------------------------------------------------------------------------------------
         Additions........................................      134,057      17,234           108,547             259,838
         Amortization.....................................       (99,077)   (21,947)          (95,208)           (216,232)
         Effect of change in unrealized gains
            on available-for-sale securities..............        1,498          --              --                 1,498

-----------------------------------------------------------------------------------------------------------------------------------
      Net change..........................................       36,478      (4,713)           13,339              45,104
      Acquisitions........................................          113          62                --                 175

-----------------------------------------------------------------------------------------------------------------------------------
  Balance at December 31, 2002............................  $   718,277     $101,501          $54,717             $874,495

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
  2002 Premiums...........................................  $   370,696     $408,430         $861,696            $1,640,822

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
  2001 Premiums...........................................  $   359,376     $415,124         $666,823             $1,441,323

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
  2000 Premiums...........................................  $   356,944   $ 404,973          $426,786             $1,188,703

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


Commissions comprise the majority of the additions to deferred policy acquisition costs for each year.

Acquisitions relate to the purchase of various insurance portfolios under assumption reinsurance agreements and, for the year 2001, the purchase of the Farm Family insurance companies (see Note 14).

 (7) FUTURE POLICY BENEFITS AND POLICY ACCOUNT BALANCES
Life insurance:
Assumptions used in the calculation of future policy benefits or policy account balances for individual life policies are summarized as shown in Table 12.

                                                                                                                Percentage of
      Policy                                                                                                    Future Policy
       Issue                                               Interest                                               Benefits
       Year                                                  Rate                                                 So Valued

----------------------------------------------------------------------------------------------------------------------------------
 Ordinary
   1996-2002.......................7.5% for years 1 through 5, graded to 5.5% at the end of year 25, and level thereafter   6%
   1981-1995.......................8% for years 1 through 5, graded to 6% at the end of year 25, and level thereafter      16%
   1976-1981.......................7% for years 1 through 5, graded to 5% at the end of year 25, and level thereafter      11%
   1972-1975.......................6% for years 1 through 5, graded to 4% at the end of year 25, and level thereafter       4%
   1969-1971.......................6% for years 1 through 5, graded to 3.5% at the end of year 30, and level thereafter     4%
   1962-1968.......................4.5% for years 1 through 5, graded to 3.5% at the end of year 15, and level thereafter   6%
   1948-1961.......................4% for years 1 through 5, graded to 3.5% at the end of year 10, and level thereafter     6%
   1947 and prior..................Statutory rates of 3% or 3.5%.....................................................       1%
   Participating Business Acquired.Level rates of 3% to 5.5%.........................................................       8%
 Industrial
   1948-1967.......................4% for years 1 through 5, graded to 3.5% at the end of year 10, and level thereafter     3%
   1947 and prior..................Statutory rates of 3% ............................................................       3%
 Universal Life
                               Future policy benefits for universal life are equal to the current account value.           32%

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          100%

------------------------------------------------------------------------------------------------------------------------------------


Future policy benefits for group life policies have been calculated using a level interest rate of 4%. Mortality and withdrawal assumptions are based on American National's experience.

Annuities:
Fixed annuities included in future policy benefits are calculated using a level interest rate of 6%. Mortality and withdrawal assumptions are based on American National's experience. Policy account balances for interest-sensitive annuities are equal to the current gross account balance.

Health Insurance:
Interest assumptions used for future policy benefits on health policies are calculated using a level interest rate of 6%. Morbidity and termination assumptions are based on American National's experience.

During 2001 the Company's evaluation of recoverability and reserve adequacy resulted in the establishment of premium deficiency reserves of $23,436,000. Such reserve charges include $11,087,000 related to the accident and health product line previously distributed through the Company's Multiple Line Marketing segment and $12,349,000 for the long-term care business produced by the Senior Age Marketing segment. No such charges were recorded in 2002 or 2000.



(8) LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES
Activity in the liability for accident and health, and property and casualty unpaid claims and claim adjustment expenses is summarized as shown below (in thousands).

                                                  2002          2001         2000

-----------------------------------------------------------------------------------------------------------------------------------
  Balance at January 1......................   $1,160,510   $ 517,478    $   278,198
  Balance of acquisition....................          --      221,233          --
     Less reinsurance recoverables..........     582,467      218,412          3,988

-----------------------------------------------------------------------------------------------------------------------------------
  Net beginning balance.....................     578,043      520,299       274,210

-----------------------------------------------------------------------------------------------------------------------------------
  Incurred related to:
     Current year...........................     998,604      912,133       681,794
     Prior years............................      12,927      (14,147)        6,311

-----------------------------------------------------------------------------------------------------------------------------------
  Total incurred............................   1,011,531    897,986         688,105

-----------------------------------------------------------------------------------------------------------------------------------
  Paid related to:
     Current year...........................     603,229     572,903       443,454
     Prior years............................     332,781     267,339       182,085

-----------------------------------------------------------------------------------------------------------------------------------
  Total paid................................     936,010     840,242        625,539

-----------------------------------------------------------------------------------------------------------------------------------
  Net balance at December 31................     653,564    578,043         336,776
     Plus reinsurance recoverables..........     567,114    582,467         180,702

-----------------------------------------------------------------------------------------------------------------------------------
  Balance at December 31....................   $1,220,678   $1,160,510    $517,478

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


The balances at December 31 are included in policy and contract claims in the consolidated statements of financial position.

(9) REINSURANCE
As is customary in the insurance industry, the companies reinsure portions of certain insurance policies they write, thereby providing a greater diversification of risk and managing exposure on larger risks. The maximum amount that would be retained by one company (American National) would be $700,000 individual life, $250,000 individual accidental death, $100,000 group life and $125,000 credit life (total $1,175,000). If individual, group and credit were in force in all companies at the same time, the maximum risk on any one life could be $2,341,500.

American National remains primarily liable with respect to any reinsurance ceded, and would bear the entire loss if the assuming companies were to be unable to meet their obligations under any reinsurance treaties.

To minimize its exposure to significant losses from reinsurer insolvencies, American National evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. At December 31, 2002, amounts recoverable from reinsurers with a carrying value of $117,019,691 were associated with various auto dealer credit insurance program reinsurers domiciled in the Caribbean islands of Nevis or the Turks and Caicos Islands. American National holds collateral related to these credit reinsurers totaling $87,734,742. This collateral is in the form of custodial accounts controlled by the company, which can be drawn on for amounts that remain unpaid for more than 90 days. American National believes that the failure of any single reinsurer to meet its obligations would not have a significant effect on its financial position or results of operations.

As a result of the September 11, 2001 terrorist attack on the United States, American National recognized losses (primarily on reinsurance assumed) as of December 31, 2001 totaling $239,406,000 with reinsurance in place providing coverage of $218,606,000 on those claims. During 2002 claims were paid and reinsurance recovered which reduced the amount accrued to $188,191,000 with $170,300,000 of reinsurance in place as of December 31, 2002. The net effect of the activity in 2002 was to reduce American National's ultimate net loss for this occurence by approximately $2,900,000. American National has evaluated the reinsurers providing the coverage for these claims and management believes that the net balance of all of the ceded amounts are recoverable. American National believes that the failure of any single reinsurer to meet its obligations for these claims would not have a significant effect on its financial position.


Premiums, premium-related reinsurance amounts and reinsurance recoveries for the years ended December 31 are summarized as follows (in thousands).

                                                                        2002              2001             2000


-----------------------------------------------------------------------------------------------------------------------------------
  Direct premiums...............................................  $  1,765,272        $    1,536,932    $   1,297,995
  Reinsurance premiums assumed from other companies.............       513,109               433,843          260,214
  Reinsurance premiums ceded to other companies.................       (637,559)            (529,452)        (369,506)

-----------------------------------------------------------------------------------------------------------------------------------
  Net premiums..................................................  $  1,640,822        $    1,441,323        $1,188,703

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
  Reinsurance recoveries........................................  $    399,556        $    629,905            $256,731

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


Life insurance in force and related reinsurance amounts at December 31 are summarized as follows (in thousands).

                                                                        2002              2001             2000

-----------------------------------------------------------------------------------------------------------------------------------
  Direct life insurance in force................................  $ 55,642,502        $    53,502,696 $ 47,902,590
  Reinsurance risks assumed from other companies................       861,159                910,942      873,996

-----------------------------------------------------------------------------------------------------------------------------------
  Total life insurance in force.................................    56,503,661              54,413,638   48,776,586
  Reinsurance risks ceded to other companies....................    (16,278,521)           (14,819,652)  (12,573,404)

-----------------------------------------------------------------------------------------------------------------------------------
  Net life insurance in force...................................  $ 40,225,140          $    39,593,986 $ 36,203,182

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


(10) NOTES PAYABLE
In April 2001, a subsidiary of American National entered into a loan agreement with a bank to borrow $200,000,000. The proceeds of this loan were used in the acquisition of Farm Family Holdings, Inc.(FFH) (See Note 14). The loan called for quarterly interest payments but no principal payments were required until maturity in June 2003. The loan was secured by the stock of FFH and also partially secured by a pledge of fixed maturity investments from American National with a market value of $250,000,000. The loan carried a variable interest rate equal to the six month LIBOR rate plus 0.75%. However, at the time the loan was executed, an interest rate swap agreement was entered into that gave the loan a fixed effective interest rate of 5.58%. This loan was subsequently purchased by American National on January 8, 2003, using cash on hand, effectively retiring the loan and canceling the debt.

The interest rate swap agreement represented a hedge against fluctuations in the interest rate on the loan. The swap agreement represented an obligation with a value of approximately $1,880,000 at December 31, 2002, and $6,627,000 at December 31, 2001. These amounts are reflected in other liabilities on the consolidated statements of financial position. The change in the value of the swap agreement is reflected in stockholders' equity as a component of accumulated other comprehensive income.

At December 31, 2002 other American National subsidiaries had notes payable to third party lenders totaling $4,128,000. These notes are unsecured, have interest rates from 4.5% to 8.5% and maturity's from 2004 to 2006. None of the principal on these notes is due before maturity.

 (11) FEDERAL INCOME TAXES
The federal income tax provisions vary from the amounts computed when applying the statutory federal income tax rate. A reconciliation of the effective tax rate of the companies to the statutory federal income tax rate is shown below (in thousands, except percentages).


                                                       2002                       2001                        2000

-----------------------------------------------------------------------------------------------------------------------------------
                                              Amount         Rate         Amount        Rate         Amount         Rate
-----------------------------------------------------------------------------------------------------------------------------------
  Income tax on pre-tax income............. $   9,392     35.00  %     $  36,792      35.00 %      $ 72,430       35.00      %
  Tax-exempt investment income.............     (3,416)   (12.73)          (2,808)    (2.67)          (3,956)     (1.91)
  Dividend exclusion.......................     (4,629)   (17.25)          (3,243)    (3.09)          (1,247)     (0.60)
  Adjustment to deferred taxes.............     4,599     17.14                --     0.00                ---      0.00
  Miscellaneous tax credits, net...........     (1,843)    (6.87)          (2,177)    (2.07)          (2,536)     (1.23)
  Losses on foreign operations.............     3,201      11.93           6,599      6.28            1,476 0.71
  Other items, net.........................     2,676       9.97           5,025      4.78              601 0.29

-----------------------------------------------------------------------------------------------------------------------------------
                                            $   9,980     37.19  %     $  40,188     38.23  %      $ 66,768 32.26     %

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2002 and December 31, 2001 are as shown below (in thousands).


                                                                                               2002              2001
-----------------------------------------------------------------------------------------------------------------------------------
  Deferred tax assets:
      Marketable securities, principally due to impairment losses......................... $    48,885      $     9,048
      Investment in real estate and other invested assets, principally due to investment
         valuation allowances.............................................................     12,983       11,282
      Policyholder funds, principally due to policy reserve discount......................    160,829       166,786
      Policyholder funds, principally due to unearned premium reserve.....................     28,514       23,652
      Other assets........................................................................     10,917       3,597

-----------------------------------------------------------------------------------------------------------------------------------
   Total gross deferred tax assets........................................................    262,128       214,365
      Less valuation allowance............................................................      (3,000)          (3,000)

-----------------------------------------------------------------------------------------------------------------------------------
   Net deferred tax assets................................................................ $  259,128 $     211,365

  Deferred tax liabilities:
      Marketable securities, principally due to net unrealized gains...................... $   (62,365)     $   (51,525)
      Investment in bonds, principally due to accrual of discount on bonds................     (14,631)         (33,316)
      Deferred policy acquisition costs, due to difference between GAAP and tax...........    (209,430)        (183,883)
      Property, plant and equipment, principally due to difference between GAAP and tax
         depreciation methods.............................................................      (6,456)          (7,533)
      Non-taxable pension.................................................................     (13,956)         (14,773)

-----------------------------------------------------------------------------------------------------------------------------------
   Net deferred tax liabilities...........................................................    (306,838)        (291,030)

-----------------------------------------------------------------------------------------------------------------------------------
  Total deferred tax...................................................................... $   (47,710)     $   (79,665)

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


Management believes that a sufficient level of taxable income will be achieved to utilize the net deferred tax assets.

Through 1983, under the provision of the Life Insurance Company Income Tax Act of 1959, life insurance companies were permitted to defer from taxation a portion of their income (within certain limitations) until and unless it is distributed to stockholders, at which time it was taxed at regular corporate tax rates. No provision for deferred federal income taxes applicable to such untaxed income has been made, because management is of the opinion that no distributions of such untaxed income (designated by federal law as "policyholders' surplus") will be made in the foreseeable future. There was no change in the "policyholders' surplus" between December 31, 2001 and December 31, 2002, and the cumulative balance was approximately $63,000,000 at both dates.

Federal income taxes totaling approximately $52,380,000, $80,985,000 and $114,415,000 were paid to the Internal Revenue Service in 2002, 2001 and 2000, respectively. The statute of limitations for the examination of federal income tax returns through 1998 for American National and its subsidiaries by the Internal Revenue Service has expired. All prior year deficiencies have been paid or provided for, and American National has filed appropriate claims for refunds through 1998. In the opinion of management, adequate provision has been made for any tax deficiencies that may be sustained.

(12) Components of comprehensive income
The items included in comprehensive income, other than net income, are unrealized gains on available-for-sale securities (net of deferred acquisition costs), foreign exchange adjustments, the change in fair value of an interest rate swap and subsidiary minimum pension liability adjustment. The details on the unrealized gains included in comprehensive income, and the related tax effects thereon, are as shown below (in thousands).

                                                                                Before          Federal          Net of
                                                                                Federal       Income Tax         Federal
                                                                              Income Tax        Expense        Income Tax

-----------------------------------------------------------------------------------------------------------------------------------
  December 31, 2002
  Unrealized gains..........................................................  $ 137,895 $     48,263            $89,632
  Less: reclassification adjustment for net losses realized in net income....   (140,449)        (49,157)       (91,292)

-----------------------------------------------------------------------------------------------------------------------------------
  Net unrealized loss component of comprehensive income.....................  $   (2,554)     $     (894)    $   (1,660)

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
  December 31, 2001
  Unrealized losses.........................................................  $ (119,046)     $  (41,666)    $  (77,380)
  Less: reclassification adjustment for net gains realized in net income.....     11,123          3,893      7,230

-----------------------------------------------------------------------------------------------------------------------------------
  Net unrealized loss component of comprehensive income.....................  $ (107,923)     $  (37,773)    $  (70,150)

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
  December 31, 2000
  Unrealized losses.........................................................  $ (139,180)     $  (48,709)    $  (90,471)
  Less: reclassification adjustment for net losses realized in net income....    (21,295)         (7,453)       (13,842)

-----------------------------------------------------------------------------------------------------------------------------------
  Net unrealized loss component of comprehensive income...................... $ (160,475)     $  (56,162)    $ (104,313)

-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------



(13) StoCKHOLDERS' EQUITY and minority interests
Common Stock--American National has only one class of common stock with a par value of $1.00 per share and 50,000,000 authorized shares. The amounts outstanding at December 31, were as shown below.

  Common stock:                   2002         2001         2000

-----------------------------------------------------------------------------------------------------------------------------------
   Shares issued..............30,832,449   30,832,449   30,832,449
   Treasury shares............ 4,197,617    4,273,617    4,274,284
   Restricted shares..........  155,000        79,000       79,000

-----------------------------------------------------------------------------------------------------------------------------------
   Outstanding shares.........26,479,832   26,479,832   26,479,165

-----------------------------------------------------------------------------------------------------------------------------------



Stock-Based Compensation--American National has one stock-based compensation plan. Under this plan, American National can grant Non-Qualified Stock Options, Stock Appreciation Rights, Restricted Stock Awards, Performance Rewards, Incentive Awards and any combination of these. The number of shares available for grants under the plan cannot exceed 900,000 shares, and no more than 50,000 shares may be granted to any one individual in any calendar year.

The plan provides for the award of Restricted Stock. Restricted Stock Awards entitle the participant to full dividend and voting rights. Unvested shares are restricted as to disposition and are subject to forfeiture under certain circumstances. Compensation expense is recognized over the vesting period. The restrictions on these awards lapse after 10 years, and feature a graded vesting schedule in the case of the retirement of an award holder. Two awards of restricted stock have been granted, with a total of 136,000 shares granted at an exercise price of zero. These awards result in compensation expense to American National over the vesting period. The amount of compensation expense recorded was $621,000 in 2002, $342,000 in 2001, and $486,000 in 2000.

The plan provides for the award of Stock Appreciation Rights (SAR). The SAR's give the holder the right to compensation based on the difference between the price of a share of stock on the grant date and the price on the exercise date. The SARs vest at a rate of 20% per year for 5 years and expire 5 years after the vesting period. American National uses the average of the high and low price on the last trading day of the period to calculate the fair value and compensation expense for SARs. The fair value of the SARs was $1,545,000, $1,361,000, and $709,000 at December 31, 2002, 2001, and 2000 respectively. Compensation expense was recorded totaling $717,000, $889,000 and $709,000 for the years ended December 31, 2002, 2001, and 2000 respectively.


SAR and Restricted Stock (RS) information for 2002, 2001 and 2000 is shown below.

                                                 SAR Weighted-                RS Weighted-
                                        SAR     Average Price        RS       Average Price
  Shares                              Shares       per Share       Shares       per Share
-----------------------------------------------------------------------------------------------------------------------------------
  Outstanding at December 31, 1999.. 81,500 57.00    79,000        13.71
  Granted...........................  3,000 61.81         --            --
  Exercised.........................  (1,100)        57.00--            --
  Canceled..........................  (1,208)        57.00--            --

-----------------------------------------------------------------------------------------------------------------------------------
  Oustanding at December 31, 2000... 82,192 57.18   79,000 13.71

----------------------------------------------------------------------------------------------------------------------------------
  Granted...........................  3,000 80.25    2,000 72.28
  Exercised......................... (10,250)        57.00 (666         )57.00
  Canceled..........................  (1,392)        57.00 (1,334       )57.00

-----------------------------------------------------------------------------------------------------------------------------------
  Outstanding at December 31, 2001.. 73,550 58.14   79,000 14.09

---------------------------------------------------------------------------------------------------------------------------------
  Granted........................... 83,000 88.00   76,000--
  Exercised......................... (18,000)        57.11--            --
  Canceled..........................      --             --            --             --

----------------------------------------------------------------------------------------------------------------------------------
  Outstanding at December 31, 2002.. 138,550      $   76.16      155,000  $     7.18

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------


The weighted-average contractual remaining life for the 138,550 SAR shares outstanding as of December 31, 2002 is 8.4 years. The weighted-average exercise price for these shares is $76.16 per share. Of the shares outstanding, 20,150 are exercisable at a weighted-average exercise price of $57.88 per share.

The weighted-average contractual remaining life for the 155,000 Restricted Stock shares outstanding as of December 31, 2002 is 8.1 years. The weighted-average exercise price for these shares is $7.18 per share. None of the shares outstanding were vested.

Earnings Per Share--Earnings per share for 2002 was calculated using a weighted average number of shares outstanding of 26,479,832. For 2001 and 2000 the weighted-average number of shares outstanding were 26,479,665 and 26,479,165 respectively. In 2002, 2001 and 2000, the restricted stock resulted in an incremental number of shares to be added to the number of shares outstanding of less than 42,000 shares and had no effect on the earnings per share calculation. As a result, diluted earnings per share is equal to the basic earnings per share for 2002, 2001, and 2000.

Dividends--American National's payment of dividends to stockholders is restricted by statutory regulations. Generally, the restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and, in the absence of special approval, limit the payment of dividends to statutory net gain from operations on an annual, non-cumulative basis. Additionally, insurance companies are not permitted to distribute the excess of stockholders' equity, as determined on a GAAP basis over that determined on a statutory basis.

Generally, the same restrictions on amounts that can transfer in the form of dividends, loans, or advances to the parent company apply to American National's insurance subsidiaries.

At December 31, 2002, approximately $929,373,000 of American National's consolidated stockholders' equity represents net assets of its insurance subsidiaries. Any transfer of these net assets to American National would be subject to statutory restrictions and approval.

Minority Interests--Two of American National's subsidiaries have preferred stock outstanding to unrelated third parties. These preferred stock issues had a total value of $1,248,000 at December 31, 2002 and carry various terms including cumulative dividends and voting rights as they apply to the subsidiary.

In 2001, American National formed TMNY Investments, LLC (TMNY). Subsequently, TMNY purchased five percent of the common stock of Farm Family Holdings, Inc. from another subsidiary of American National. The purpose of TMNY is to provide certain officers with additional incentive to enhance the profitable growth of the Farm Family companies. Accordingly, shares of TMNY preferred stock representing 66% of the value of the company were granted to various officers of American National and its subsidiaries. The preferred shares can not be sold or otherwise traded by the officers for a period of eight years. The total value of these preferred shares was $984,000 at December 31, 2002.

In 2002, the management agreement between American National and American National County Mutual Insurance Company (County Mutual) was changed, effectively giving complete control of County Mutual to American National. As a result of this change, County Mutual is now included in the consolidated financial statements. The interest that the policyholders of County Mutual have in the financial position of County Mutual is reflected as a minority interest totaling $6,750,000 at December 31, 2002.

(14) ACQUISITION
On April 10, 2001 American National completed the acquisition of Farm Family Holdings, Inc. (FFH), which is the parent company for Farm Family Casualty Company, Farm Family Life Insurance Company and United Farm Family Insurance Company. These insurance companies market and sell personal lines property and casualty and life insurance to the agribusiness market in the northeastern United States.

The purchase price for FFH was $280 million and was paid in cash, funded, in part, through a bank loan of $200 million with the remainder provided by internally generated funds. The acquisition was accounted for by the purchase method of accounting. Accordingly, the results of FFH and its subsidiaries are included in the consolidated statements of income for the nine months since the purchase date in 2001 and for the full year of 2002.

The assets and liabilities for FFH were adjusted to reflect fair market value at the purchase date. Goodwill was recognized for the amount of the excess of the purchase price over the fair market value at the date of purchase. The goodwill was amortized during 2001 on a straight line basis using an average life of 11.5 years, producing a total expense of $3,100,000 or $0.12 per share. Without the goodwill amortization expense, net income for 2001 would have been $68,031,000 or $2.57 per share. With the adoption of FAS 142, the goodwill is no longer amortized, however it is subject to annual recoverability analyses. The recoverability analysis for 2002 did not result in any adjustment to the amount of the goodwill which totaled $44,439,000 at December 31, 2002.

A summary of the assets acquired and liabilities assumed in the acquisition are shown as follows (in thousands).

  Assets acquired
    Investments........................ $1,144,636
    Deferred acquisition costs.........     71,671
    Cash...............................     35,152
    Goodwill...........................     47,539
    Other assets.......................    156,609

--------------------------------------------------------------------------------
     Total assets acquired.............  1,455,607

-------------------------------------------------------------------------------

  Liabilities assumed
    Benefit reserves...................    477,684
    Policy account balances............    411,580
    Other liabilities..................    285,773

------------------------------------------------------------------------------
     Total liabilities assumed.........  1,175,037

-------------------------------------------------------------------------------
  Net purchase price................... $  280,570

-------------------------------------------------------------------------------


The following table presents unaudited pro forma results of operations for the years ended December 31, 2001 and 2000 as if FFH and subsidiaries had been combined with American National as of the beginning of the year. The pro forma results include estimates and assumptions which management believes are reasonable. However, pro forma results do not include any anticipated cost savings or other effects of the acquisition and are not necessarily indicative of the results which may occur in the future.

                               Unaudited Pro Forma
                                   Year Ended
  (In thousands, except per share amounts)               2001              2000
--------------------------------------------------------------------------------
 Total revenue...................................   $2,219,055 $      2,147,408
 Total benefits and expenses.....................    2,106,692        1,915,137
 Earnings (losses) of unconsolidated affiliates..        (6,055)           3,049

--------------------------------------------------------------------------------
  Income before federal income taxes..............      106,308        235,320

-------------------------------------------------------------------------------
  Federal income tax expense......................       40,756        76,062

--------------------------------------------------------------------------------
  Net income......................................   $   65,552 $      159,258

--------------------------------------------------------------------------------

  Net income per common share - basic and diluted.   $     2.48 $      6.01

--------------------------------------------------------------------------------


The FFH income included in the pro forma results for the year 2000 contains a nonrecurring item of $12,746,000.

(15) SEGMENT INFORMATION
American National and its subsidiaries are engaged principally in the insurance business. Management organizes the business around its marketing distribution channels. Separate management of each segment is required because each business unit is subject to different marketing strategies. There are eight operating segments based on the company's marketing distribution channels.

The operating segments are as follows:

Multiple Line Marketing -- This segment derives its revenues from the sale of individual life, annuity, accident and health, and property and casualty products marketed through American National, ANTEX, ANPAC, ANGIC, ANPAC Lloyds, Farm Family Life, Farm Family Property and Casualty and United Farm Family.

Home Service Division -- This segment derives its revenues from the sale of individual life, annuity and accident and health insurance. In this segment, the agent collects the premiums. This segment includes business in the United States and Mexico.

Independent Marketing -- This segment derives its revenues mainly from the sale of life and annuity lines marketed through independent marketing organizations.

Health Division -- This segment derives its revenues primarily from the sale of accident and health insurance plus group life insurance marketed through group brokers and third party marketing organizations.

Senior Age Marketing -- This segment derives its revenues primarily from the sale of Medicare supplement plans, individual life, annuities, and accident and health insurance marketed through Standard Life and Accident Insurance Company.

Direct Marketing -- This segment derives its revenues principally from the sale of individual life insurance, marketed through Garden State Life Insurance Company, using direct selling methods.

Credit Insurance Division -- This segment derives its revenues principally from the sale of credit life and credit accident and health insurance.

Capital and Surplus -- This segment derives its revenues principally from investment instruments.

All Other -- This category comprises segments which are too small to show individually. This category includes non-insurance, reinsurance assumed, and retirement benefits.

All income and expense amounts specifically attributable to policy transactions are recorded directly to the appropriate line of business within each segment. Income and expenses not specifically attributable to policy transactions are allocated to the lines within each segment as follows:

|_| Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available.

|_| Net investment income from all other assets is allocated to the marketing segments in accordance with the amount of equity invested in each segment, with the remainder going to capital and surplus.

|_| Expenses are allocated to the lines based upon various factors, including premium and commission ratios within the respective operating segments.

|_| Gain or loss on the sale of investments is allocated to capital and surplus.

|_| Equity in earnings of unconsolidated affiliates is allocated to the segment that provided the funds to invest in the affiliate.

|_| Federal income taxes have been applied to the net earnings of each segment based on a fixed tax rate. Any difference between the amount allocated to the segments and the total federal income tax amount is allocated to capital and surplus.

The following table summarizes net income and various components of net income by operating segment for the years ended December 31, 2002, 2001, and 2000 (in thousands).

                                                                                        Gain From
                                   Premiums        Net                                 Operations     Federal
                                      and      Investment                   Equity       Before       Income
                                     Other       Income       Expenses        in         Federal        Tax
                                    Policy         and           and    Unconsolidated   Income       Expense        Net
                                    Revenue  Realized Gains   Benefits    Affiliates      Taxes      (Benefit)     Income

----------------------------------------------------------------------------------------------------------------------------------
  2002
  Multiple Line Marketing........ $ 992,294      $165,405   $1,111,428        $--       $46,271       $15,269      $31,002
  Home Service Division..........    212,990      113,582      294,304         --        32,268        10,648       21,620
  Independent Marketing..........     48,252      141,836      182,471         --         7,617         2,514        5,103
  Health Division................    225,305        9,201      225,326         --         9,180         3,029        6,151
  Credit Insurance Division......     73,600      17,939    76,454             --        15,085         4,978       10,107
  Senior Age Marketing...........    192,145       19,834      205,853         --         6,126         2,022        4,104
  Direct Marketing...............     32,520       3,508    33,922             --         2,106           695         1,411
  Capital & Surplus..............      1,272      (67,828)      17,620     (6,534)      (90,710)     (28,810)      (61,900)
  All Other......................     30,550       28,938      59,071      (1,525)        (1,10)        (365)         (743)

----------------------------------------------------------------------------------------------------------------------------------
                                  $1,808,928 $ 432,415   $  2,206,449    $   (8,059  )  $ 26,835      $ 9,980        $16,855

----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
  2001
  Multiple Line.................. $  787,431   $  144,631   $  933,066    $      --    $   (1,004)  $     (331)  $     (673)
  Home Service Division..........    212,344      113,384      287,222           --        38,506       12,707       25,799
  Independent Marketing..........     50,045      111,169      157,174           --         4,040        1,333        2,707
  Health Division................    250,802        8,274      276,458           --       (17,382)      (5,736)     (11,646)
  Credit Insurance Division......     66,042       17,718       71,753           --        12,007        3,962        8,045
  Senior Age Marketing...........    168,024       17,652      193,258           --        (7,582)      (2,502)      (5,080)
  Direct Marketing...............     29,839        3,413       28,948           --         4,304        1,420        2,884
  Capital and Surplus............      1,065       90,809       19,376       (8,345)       64,153       26,669       37,484
  All Other......................     33,235       28,641       56,090        2,291         8,077        2,666        5,411

-----------------------------------------------------------------------------------------------------------------------------------
                                  $1,598,827$  535,691   $  2,023,345$(6,054      )$   105,119   $  40,188    $  64,931

-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
  2000
  Multiple Line ................. $  518,271   $   92,563   $  596,098    $      --    $   14,736   $    4,863   $    9,873
  Home Service Division..........    212,951      114,397      276,686           --        50,662       16,718       33,944
  Independent Marketing..........     76,236      108,213      176,196           --         8,253        2,723        5,530
  Health Division................    253,820        8,414      281,837           --       (19,603)      (6,469)     (13,134)
  Credit Insurance Division......     63,412       16,306       68,466           --        11,252        3,713        7,539
  Senior Age Marketing...........    148,565       17,696      156,970           --         9,291        3,066        6,225
  Direct Marketing...............     28,076        3,906       28,678           --         3,304        1,090        2,214
  Capital and Surplus............        938      110,688         (264)         100       111,990       35,434       76,556
  All Other......................     30,553       29,477       45,922        2,949        17,057        5,630       11,427

-----------------------------------------------------------------------------------------------------------------------------------
                                  $1,332,822$  501,660   $  1,630,589$3,049        $   206,942   $  66,768    $  140,174

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


There were no significant non-cash items to report. Substantially all of the consolidated revenues were derived in the United States.

Most of the operating segments provide essentially the same types of products. The following table provides revenues within each segment by line of business for the years ended December 31, 2002, 2001, and 2000 (in thousands).

                                 Total Revenues

                                                            Accident and Property and                               Total
                                     Life        Annuity       Health      Casualty      Credit      All Other    Revenues

----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
  2002
  Multiple Line Marketing........ $ 204,466 $  36,636       $18,772      $897,825      $--           $--          $1,157,699
  Home Service Division..........   310,532    5,359         10,681        --           --            --            326,572
  Independent Marketing..........    32,433    157,655       --            --           --            --            190,088
  Health Division................     2,688      --         31,818         --           --            --            234,506
  Credit Insurance Division......        --       --             --        --          91,539         --            91,539
  Senior Age Marketing...........    30,401    2,537        179,042        --           --            --            211,980
  Direct Marketing...............    35,524    109           395           --           --            --            36,028
  Capital & Surplus..............        --   --             --            --           --            (66,556  )   (66,556  )
  All Other......................    31,727    14,284        600           --           --             12,876       59,487

-----------------------------------------------------------------------------------------------------------------------------------
                                  $ 647,771 $  216,580 $ 441,308     $897,825     $91,539       $(53,680)        $  2,241,343

---------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
  2001
  Multiple Line.................. $  180,079   $   31,806   $   18,753    $ 701,424    $       --   $       --   $  932,062
  Home Service Division..........    310,965        4,300       10,463           --            --           --      325,728
  Independent Marketing..........     20,949      140,265           --           --            --           --      161,214
  Health Division................      3,904           --      255,172           --            --           --      259,076
  Credit Insurance Division......         --           --           --           --        83,760           --       83,760
  Senior Age Marketing...........     31,515        2,135      152,026           --            --           --      185,676
  Direct Marketing...............     32,730          120          402           --            --           --       33,252
  Capital and Surplus............         --           --           --           --            --       91,874       91,874
  All Other......................     31,785       17,217          774           --            --       12,100       61,876

----------------------------------------------------------------------------------------------------------------------------------
                                  $  611,927   $  195,843   $  437,590    $ 701,424    $   83,760   $  103,974   $2,134,518

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
  2000
  Multiple Line Marketing........ $ 119,945 $  16,764         $17,772      $450,894      $--           $--          $605,375
  Home Service Division..........   282,140    4,293            9,271       --            --            --            295,704
  Independent Marketing..........    14,191    158,056            --         --            --            --            172,247
  Health Division................     4,028   --              252,935        --            --            --            256,963
  Credit Insurance Division......         --     --           --             --         68,642   --                     68,642
  Senior Age Marketing...........    30,245    1,623          125,239        --            --            --            157,107
  Direct Marketing...............    31,188     --                219        --            --            --            31,407
  Capital & Surplus..............         --    --                --         --            --             89,373     189,373
  All Other......................    28,510    1,382             905         --           --               26,866       57,663

-----------------------------------------------------------------------------------------------------------------------------------
                                  $ 510,247 $  182,118 $ 406,341     $450,894      $   68,642    $  216,239 $ 1,834,481

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


The operating segments are supported by the fixed income assets and policy loans. Equity type assets, such as stocks, real estate and other invested assets, are investments of the Capital and Surplus segment. Assets of the non-insurance companies are specifically associated with those companies in the "All other" segment. Any assets not used in support of the operating segments are assigned to Capital and Surplus.

The following table summarizes assets by operating segment for the years ended December 31, 2002 and 2001 (in thousands).

                                      2002            2001

------------------------------------------------------------------------------
  Multiple Line Marketing......   $ 3,347,199     $  2,996,688
  Home Service Division........     1,851,604        1,833,920
  Independent Marketing........     2,597,365        1,900,552
  Health Division..............       729,344          713,071
  Credit Insurance Division....       431,618          428,885
  Senior Age Marketing.........       403,879          374,024
  Direct Marketing.............        98,650           90,665
  Capital & Surplus............     2,015,858        2,279,937
  All Other....................       663,655          640,395

-------------------------------------------------------------------------------
                                  $12,139,172     $ 11,258,137

-------------------------------------------------------------------------------

----------------------------------------------------------------------------


The net assets of the Capital and Surplus and All Other segments include investments in unconsolidated affiliates. Almost all of American National's assets are located in the United States of America.

The amount of each segment item reported is the measure reported to the chief operating decision-maker for purposes of making decisions about allocating resources to the segment and assessing its performance. Adjustments and eliminations are made when preparing the financial statements, and allocations of revenues, expenses and gains or losses have been included when determining reported segment profit or loss.

The reported measures are determined in accordance with the measurement principles most consistent with those used in measuring the corresponding amounts in the consolidated financial statements.

The results of the operating segments of the business are affected by economic conditions and customer demands. A portion of American National's insurance business is written through one third-party marketing organization. During 2002, approximately 11% of the total premium revenues and policy account deposits were written through that organization, which is included in the Independent Marketing operating segment. This compares with 4% and 10% in 2001 and 2000, respectively. Of the total business written by this one organization, the majority was annuities.

(16) RECONCILIATION TO STATUTORY ACCOUNTING
American National and its insurance subsidiaries are required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare these statutory financial statements differ from those used to prepare financial statements on the basis of Generally Accepted Accounting Principles. Effective January 1, 2001 new codified statutory accounting principles were adopted. The adoption of the new principles resulted in an increase of $76,814,000 in the statutory capital and surplus as reported in the following tables.

Reconciliation of statutory net income and capital and surplus, as determined using statutory accounting principles, to the amounts included in the accompanying consolidated financial statements, as of and for the years ended December 31, are as shown below (in thousands).


                                                                              2002             2001              2000

----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
  Statutory net income of insurance companies...........................  $  413,775 $     32,070          $ 132,682
  Net gain (loss) of non-insurance companies............................     (111,058)      5,310           (17,524)
  Combined net income...................................................     302,717       37,380           115,158
  Increases/(decreases):
     Deferred policy acquisition costs..................................      43,606       15,254            (7,807)
     Policyholder funds.................................................      (17,282)      6,188             15,851
     Deferred federal income tax benefit................................      12,071       16,520             16,487
     Premiums deferred and other receivables............................          (90)       (131)           (2,134)
     Gain on sale of investments........................................     (297,221)         118             (752)
     Change in interest maintenance reserve.............................       6,871            74           (5,904)
     Asset valuation allowances.........................................       (6,125)     (16,648)            8,388
     Investment income..................................................       (4,467)       (3,817)               44
     Goodwill amortization..............................................          --         (3,100)               --
  Other adjustments, net................................................      10,678           (582)            (284)
  Consolidating eliminations and adjustments............................      (33,903)       (6,325)            1,127

---------------------------------------------------------------------------------------------------------------------------------
  Net income reported herein............................................  $   16,855         $64,931         $140,174

-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

                                                                              2002             2001              2000
  Statutory capital and surplus of insurance companies..................  $2,483,320 $     2,415,330       $2,309,259
  Stockholders equity of non-insurance companies........................     512,343         504,144          517,805
  Combined capital and surplus..........................................   2,995,663       2,919,474        2,827,064
  Increases/(decreases):
     Deferred policy acquisition costs..................................     874,495         829,216          747,884
     Policyholder funds.................................................     173,790         197,830          174,874
     Deferred federal income taxes......................................     (108,326)       (79,665)        (148,691)
     Premiums deferred and other receivables............................      (87,707)       (87,615)         (82,583)
     Reinsurance in "unauthorized companies"............................      60,129           48,716          45,769
     Statutory asset valuation reserve..................................     322,125          362,952         339,963
     Statutory interest maintenance reserve.............................      14,244            7,517           4,308
     Asset valuation allowances.........................................      (27,151)         (37,502)        (30,062)
     Investment market value adjustments................................     102,990            14,302         (56,087)
  Non-admitted assets and other adjustments, net........................      69,238           149,137          204,393
  Consolidating eliminations and adjustments............................   (1,515,761)      (1,388,023)       (1,003,175)

----------------------------------------------------------------------------------------------------------------------------------
  Stockholders' equity reported herein..................................  $2,873,729   $     2,936,339  $      3,023,657

----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

In accordance with various government and state regulations, American National and its insurance subsidiaries had bonds with an amortized value of $68,714,000 on deposit with appropriate regulatory authorities.

(17) RETIREMENT BENEFITS
Pension Benefits
American National and its subsidiaries have one active tax-qualified defined-benefit pension plan and one inactive plan. The active plan has three separate programs. One of the programs is contributory and covers home service agents and managers. The other two programs are noncontributory, with one covering salaried and management employees and the other covering home office clerical employees subject to a collective bargaining agreement. The program covering salaried and management employees provides pension benefits that are based on years of service and the employee's compensation during the five years before retirement. The programs covering hourly employees and agents generally provide benefits that are based on the employee's career average earnings and years of service.

The inactive tax-qualified defined-benefit pension plan covers employees of the Farm Family companies hired prior to January 1, 1997. Effective January 1, 1997, benefits through this plan were frozen and no new participants have been added.

American National also sponsors for key executives three non-tax-qualified pension plans that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.

The companies' funding policy for the pension plans is to make annual contributions in accordance with the minimum funding standards of the Employee Retirement Income Security Act of 1974. The unfunded plans will be funded out of general corporate assets when necessary.

Actuarial computations of pension expense (before income taxes) produced a pension cost of $4,071,000 for 2000, $4,924,000 for 2001, and $12,627,000 for
2002.

The pension cost for the years ended December 31, is made up of the following (in thousands):


                                               2002         2001         2000
----------------------------------------------------------------------------------------------------------------------------------
  Service cost--benefits earned during period     $7,21     $6,900     $5,212
  Interest cost on projected benefit obligation   12,999    10,811      8,927
  Expected return on plan assets...........     (10,960)  (10,600)     (8,940)
  Amortization of past service cost........        2,921       361        289
  Amortization of transition asset.........            4    (2,616)    (2,619)
  Amortization of actuarial loss...........          452        68      1,202

---------------------------------------------------------------------------------------------------------------------------------
      Total pension cost..................    $ 12,627  $   4,924      $4,071

---------------------------------------------------------------------------------------------------------------------------------



The following table sets forth the actuarial present value of benefit obligations, the funded status, and the amounts recognized in the consolidated statements of financial position at December 31 for the companies' pension plans
(in thousands).

2002     2001
----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Assets        Accumulated      Assets         Accumulated
                                                                   Exceed         Benefits        Exceed          Benefits
                                                                 Accumulated       Exceed       Accumulated        Exceed
                                                                  Benefits         Assets        Benefits          Assets

------------------------------------------------------------------------------------------------------------------------------------
  Vested benefit obligation..................................  $    (98,222)     $  (67,764)     $  (86,075)     $  (60,053)

-----------------------------------------------------------------------------------------------------------------------------------
  Accumulated benefit obligation.............................  $   (101,432)     $  (67,764)     $  (89,778)     $  (60,053)

------------------------------------------------------------------------------------------------------------------------------------

  Projected benefit obligation...............................  $   (117,496)     $  (84,911)     $ (107,233)     $  (61,365)
  Plan assets at fair value (long term securities)............      134,604          18,381          134,600          20,240

-----------------------------------------------------------------------------------------------------------------------------------
  Funded status:
   Plan assets in excess of projected benefit obligation......      17,108          (66,529)          27,367         (41,125)
   Unrecognized net loss......................................       13,633             608            7,074              494
   Prior service cost not yet recognized in periodic pension cost       --            23,972              --             6,463
   Unrecognized net transition asset at January 1
   being recognized over 15 years                                       --                --              --                --
   Adjustment required to recognize minimum liability.........           --          (7,498)              --            (5,632)
   Offset for intangible asset................................           --            7,498              --              5,632

----------------------------------------------------------------------------------------------------------------------------------
  Prepaid pension cost  included in other assets or other liabilities $30,741        $(41,949)     $   34,441           $(34,168)

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


  Assumptions used at December 31                                      2002            2001           2000
  Weighted-average discount rate on benefit obligation ........       6.72%           6.96%           7.40%
  Rate of increase in compensation levels .....................       3.86%           4.20%           4.80%
  Expected long-term rate of return on plan assets ............       7.06%           7.14%           7.00%

Health Benefits
American National and its subsidiaries provide certain health and/or dental benefits to retirees. Participation in these plans is limited to current retirees and their dependents who met certain age and length of service requirements. No new participants will be added to these plans in the future.

The primary retiree health benefit plan provides major medical benefits for participants under the age of 65 and Medicare supplemental benefits for those over 65. Prescription drug benefits are provided to both age groups. The plan is contributory, with the company's contribution limited to $80 per month for retirees and spouses under the age of 65 and $40 per month for retirees and spouses over the age of 65. All additional contributions necessary, over the amount to be contributed by American National, are to be contributed by the retirees.

The accrued post-retirement benefit obligation, included in other liabilities, was $8,278,523 and $7,864,000 at December 31, 2002 and 2001, respectively. These amounts were approximately equal to the unfunded accumulated post-retirement benefit obligation. Since American Nationals contributions to the cost of the retiree benefit plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated post-retirement benefit obligation.

Other Benefits
Under American National and its subsidiaries' various group benefit plans for active employees, life insurance benefits are provided upon retirement for eligible participants who meet certain age and length of service requirements.

In addition to the defined benefit pension plans, American National sponsors one defined contribution plan for all employees excluding those of the Farm Family companies, and an incentive savings plan for employees of the Farm Family companies. The defined contribution plan (also known as a 401K plan) allows employees to contribute up to the maximum allowable amount as determined by the Internal Revenue Service. American National does not contribute to the defined contribution plan. Company contributions are made under the incentive savings plan for the Farm Family companies, with a discretionary portion based on the profits earned by the Farm Family companies. The expense associated with this plan was $2,270,694 for 2002 and $1,100,000 for 2001.

(18) COMMITMENTS AND CONTINGENCIES
Commitments--American National and its subsidiaries lease insurance sales office space in various cities. The long-term lease commitments at December 31, 2002 were approximately $6,275,000.

In the ordinary course of their operations, the companies also had commitments outstanding at December 31, 2002 to purchase, expand or improve real estate, to fund mortgage loans and to purchase other invested assets aggregating $133,019,000, all of which are expected to be funded in 2003. As of December 31, 2002, all of the mortgage loan commitments have interest rates that are fixed.

Guarantees--In the normal course of business, American National has guaranteed bank loans for customers of a third-party marketing operation. The bank loans are used to fund premium payments on life insurance policies issued by American National. The loans are secured by the cash values of the life insurance policies. If the customer were to default on the bank loan, American National would be obligated to pay off the loan. However, since the cash value of the life insurance policies always equals or exceeds the balance of the loans, management does not foresee any loss on the guarantees. The total amount of the guarantees outstanding as of December 31, 2002 was approximately $148,038,000, while the total cash values of the related life insurance policies was approximately $152,302,000.

Off-Balance-Sheet Contingencies--American National is a partner in numerous real estate joint ventures. A number of these joint ventures have long-term debt to third parties. The amount of the outstanding debt at December 31, 2002 totaled approximately $107,956,000. All of the debt is secured by the real estate in the joint ventures, and is non-recourse to the partners in the joint ventures, including American National. Therefore, the maximum loss that American National could sustain if the joint ventures failed to pay the debt is the amount of the investment in the joint ventures, or approximately $34,646,000 at December 31, 2002.

Litigation--In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to discriminatory practices in life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial settlements across the life insurance industry. American National is a defendant in similar lawsuits. Management believes that American National has meritorious legal defenses against these lawsuits. Therefore, no provision for possible losses on these cases has been recorded in the consolidated financial statements.

American Nationals' subsidiary, Standard Life and Accident Insurance Company is a defendant in a class action lawsuit alleging fraud and misrepresentation involving the benefits to be paid under certain limited-benefit nursing home policies. Management believes that the company has meritorious legal defenses against this lawsuit. Therefore, no provision for possible losses on this case has been recorded in the consolidated financial statements.

American National and its subsidiary American National Life Insurance Company of Texas are defendants in several lawsuits alleging, among other things, improper calculation and/or cancellation of benefits under certain group health contracts. Class action certification in these lawsuits has been requested by the plaintiffs, but has not yet been granted. Management believes that the companies have meritorious legal defenses against these lawsuits. Therefore, no provision for possible losses on these cases has been recorded in the consolidated financial statements.

American National and its subsidiary American National Life Insurance Company of Texas are defendants in a lawsuit alleging fraud in the sale and pricing of a health insurance policy in Mississippi. Management believes that the companies have meritorious legal defenses against this lawsuit. Therefore, no provision for possible loss on this case has been recorded in the consolidated financial statements.

Based on information currently available, management also believes that amounts ultimately paid, if any, arising from these cases would not have a material effect on the company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs in some jurisdictions, continue to create the potential for an unpredictable judgment in any given lawsuit. It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than management can anticipate, the resulting liability could have a material impact on the consolidated financial results.

The companies are also defendants in various other lawsuits concerning alleged failure to honor certain loan commitments, alleged breach of certain agency and real estate contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and other litigation arising in the ordinary course of operations. Certain of these lawsuits include claims for compensatory and punitive damages. After reviewing these matters with legal counsel, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on the companies' consolidated financial position or results of operations. However, these lawsuits are in various stages of development, and future facts and circumstances could result in management's changing its conclusions.

Independent Auditor's Report


We have audited the accompanying consolidated statements of financial position of American National Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in stockholders' equity, comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.
  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.
  As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for goodwill in 2002.


KPMG LLP
February 10, 2003
Houston, Texas

                    Consent of Independent Public Accountants

The Board Of Directors of American National Insurance Company and the Contract Owners of American National Variable Annuity Separate Account:

We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the prospectus in connection with the registration on Form N-4. The audit report covering the December 31, 2002 consolidated financial statements of American National Insurance Company and subsidiaries refers to the Company's change in accounting method for goodwill during 2002.

Houston, Texas
April 28, 2003.

Independent Auditor's Report on Supplementary Information
To the Stockholders and Board of Directors

American National Insurance Company:

We have audited and reported separately herein on the consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 2002 and 2001 and for each of the years and the three-year period ended December 31, 2002.

Our audit was made for the purpose of forming an opinion on the basic consolidated financial statements of American National Insurance Company and subsidiaries taken as a whole. The supplementary information included in Schedules I, III, IV and V as of December 31, 2002 and 2001 and for each of the years in the three-year period ended December 31, 2002, is presented for the purposes of complying with the Securities and Exchange rules and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for goodwill in 2002.

KPMG LLP

Houston, Texas

February 10, 2003

American National Insurance Company and Subsidiaries
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES (IN THOUSANDS)

December 31, 2002

Column A                                                     Column B   Column C              Column D
                                                                                              Amount at Which
                                                                        Market                Shown in the
Type of Investment                                           Cost(a)    Value                 Balance Sheet

  Fixed Maturities:
    Bonds Held-to-Maturity:
        United States Government and government agencies
          and authorities                                 $  68,303    $   71,258             $  68,303
        States, municipalities and political subdivisions    208,743      219,149               208,743
        Foreign governments                                   25,642       26,656                25,642
        Public utilities                                     825,823      880,988               825,823
        All other corporate bonds                          3,368,514    3,623,736             3,368,514
    Bonds Available-for-Sale:                                                                             4,497,025
        United States Government and government agencies
          and authorities                                    20,895        22,406                22,406
        States, municipalities and political subdivisions    95,030        99,892                99,892
        Foreign governments                                  14,855        16,212                16,212
        Public utilities                                    457,072       460,565               460,565
        All other corporate bonds                            890,440      933,062               933,062   1,532,137 1,578,184 46,047
    Redeemable preferred stock                                47,401       47,385                47,385
          Total fixed maturities                        $  6,022,718 $  6,401,309          $  6,076,547
  Equity Securities:
    Common stocks:
        Public utilities                                $  24,925    $     19,143             $  19,143
        Banks, trust and insurance companies                 83,076        96,842                96,842
        Industrial, miscellaneous and all other              573,882      642,313               642,313    758,298 889,092   130,794
          Total equity securities                       $  681,883    $   758,298            $  758,298

  Mortgage loans on real estate                         $  1,023,564       XXXXXX             $  1,023,564
  Investment real estate                                     208,547       XXXXXX                208,547
  Real estate acquired in satisfaction of debt                 8,335       XXXXXX                8,335
  Policy loans                                               328,099       XXXXXX                328,099
  Other long-term investments                                161,943       XXXXXX                161,943
  Short-term investments                                     435,463       XXXXXX                435,463
          Total investments                             $  8,870,552       XXXXXX             $  9,000,796  8,279,780 (721,016)


(a) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and valuation write-downs and adjusted for amortization of premiums or accrual of discounts.

American National Insurance Company and Subsidiaries

              SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                (IN THOUSANDS)
American National Insurance Company and Subsidiaries

               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)


                                  Future Policy
                                Deferred   Benefits,             Other Policy
                                 Policy   Losses, Claims         Claims and
                               Acquisition  and Loss   Unearned   Benefits    Premium
Segment                           Cost      Expenses   Premiums   Payable     Revenue
------------------------       ---------    ---------   -------    -------     --------
2002
Multiple Line Marketing        $ 222,833 $  1,615,189 $ 663,223 $  598,992 $    924,219
Home Service                     221,583    1,480,509     4,287     34,660      195,216
Independent Marketing            181,582    2,391,517        65     20,789       20,789
Health Insurance                  11,501       21,211     8,452    580,484     193,993
Credit Insurance                  70,143        15,402  241,930     50,891       64,311
Senior Age Marketing              78,955      217,723    43,444     95,855      192,032
Direct Marketing                  51,439       48,936       265      6,894       31,896
Capital and Surplus                  --           --        --         --           --
All other                         36,459      319,305       354      6,836        8,621
    6                          ---------    ---------   -------  ---------    ---------
    Total                      $ 874,495 $  6,109,792 $ 962,020 $1,395,401    1,640,822
                               ---------    ---------   -------  ---------    ---------


2001
Multiple Line Marketing        $ 210,931 $  1,543,800 $ 578,482 $  526,939 $    729,585
Home Service                     226,294    1,458,751     4,381     29,650      192,522
Independent Marketing            145,922    1,738,806        45     18,748       30,690
Health Insurance                  12,566       18,860    11,767    556,169      218,720
Credit Insurance                  72,276           --   252,047     51,207       58,308
Senior Age Marketing              77,182      199,360    39,740    107,444      174,666
Direct Marketing                  45,937       47,397       196      5,478       29,130
Capital and Surplus                   --           --        --     (4,044)          --
All other                         38,108      324,637       331      6,164        7,702
                               ---------    ---------   -------  ---------    ---------
    Total                      $ 829,216 $  5,331,611 $ 886,989 $1,297,755 $  1,441,323
                               ---------    ---------   -------  ---------    ---------




2000
Multiple Line Marketing        $ 132,540 $    875,128 $ 251,972 $  244,187 $    470,240
Home Service                     232,075    1,438,917     4,560     34,316      193,252
Independent Marketing            144,708    1,491,296        32     17,750       49,784
Health Insurance                  15,493       20,392    14,111    219,774      231,347
Credit Insurance                  67,544          --    245,056     51,037       55,300
Senior Age Marketing              76,480      170,082    36,465     90,326      153,148
Direct Marketing                  39,289       45,901       223      4,837       27,268
Capital and Surplus                  --           --        --         --           --
All other                         39,755      326,249       316      6,691        8,364
                               ---------    ---------   -------  ---------    ---------
    Total                      $ 747,884 $  4,367,965 $ 552,735 $  668,918 $  1,188,703
                               ---------    ---------   -------  ---------    ---------




                                               Benefits,   Amortization
                                              Claims, Losseof Deferred
                              Net and Policy Other
              Investment Settlement Acquisition Operating Premiums
Segment                          Income  (a)    Expenses      Costs     Expenses  (b) Written
-----------------------         ------------  -----------  -----------  ---------  -----------

2002
Multiple Line Marketing         $    165,405$    797,630 $    103,054$      148,347$  915,465
Home Service                         113,582      120,054      36,641        114,576      --
Independent Marketing                141,836       38,790      21,699        23,847          --
Health Insurance                       9,201      156,296       5,703        60,864        --
Credit Insurance                      17,939       24,313       32,433       17,401         --
Senior Age Marketing                  19,834      135,575       9,859        50,174        --
Direct Marketing                       3,508       18,019       6,843         7,401        --
Capital and Surplus                   63,267          --          --         15,931     --
All other                             28,938       29,748         --         26,123        --
                                ------------ ------------ ----------- ------------- ----------
    Total                       $    563,510 $    1,320,425   216,232 $     464,664 $  915,465
                                ------------ ------------ ----------- ------------- ----------

2001
Multiple Line Marketing         $    147,598 $    659,010 $    87,281 $     113,677 $  768,137
Home Service                         118,773      117,743      31,835       116,011        --
Independent Marketing                116,213       41,110      21,177        24,878        --
Health Insurance                       8,307      195,305      17,730        56,908        --
Credit Insurance                      18,457       23,631       9,620        38,364        --
Senior Age Marketing                  18,784      123,191      11,042        44,019        --
Direct Marketing                       3,547       15,587       5,404         6,629        --
Capital and Surplus                   67,337           --          --        15,381        --
All other                             30,130       27,324          --        24,039        --
                                ------------ ------------ ----------- ------------- ----------
    Total                       $    529,146 $  1,202,901 $   184,089 $     439,906 $  768,137
                                ------------ ------------ ----------- ------------- ----------

2000
Multiple Line Marketing         $     95,630 $    436,080 $    46,560 $      86,528 $  488,673
Home Service                         119,694      115,877      30,253       107,485        --
Independent Marketing                113,107       39,832      33,433        22,482        --
Health Insurance                       8,722      193,593      61,454        22,680        --
Credit Insurance                      17,010       22,776      55,998       (10,309)       --
Senior Age Marketing                  18,349      110,897       5,041        39,157        --
Direct Marketing                       3,906       16,524       4,050         6,190        --
Capital and Surplus                   72,891          --          --           (318)       --
All other                             29,780       27,889         --         16,387        --
                                ------------ ------------ ----------- ------------- ----------
    Total                       $    479,089 $    963,468 $   236,789 $     290,282 $  488,673
                                ------------ ------------ ----------- ------------- ----------



(a) Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available. Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line. Net investment income from all other assets is allocated to the insurance lines as necessary to support the equity assigned to that line with the remainder allocated to capital & surplus.
(b) Identifiable commissions and expenses are charged directly to the appropriate line of business. The remaining expenses are allocated to the lines based upon various factors including premium and commission ratios within the respective lines.



SCHEDULE IV - REINSURANCE
         (IN THOUSANDS)


                                                       Ceded to        Assumed                     Percentage of
                                         Gross           Other       from Other          Net       Amount Assumed
                                        Amount         Companies      Companies        Amount        to Net
                                     ------------     ----------     ----------      ----------     -----------

2002
 Life insurance in force           $   55,642,502   $  16,278,521  $    861,159   $   40,225,140          2.1%
                                     ------------     ----------     ----------      ----------
 Premiums:
   Life insurance                         412,919         51,485         9,262           370,696          2.5%
   Accident and health insurance          468,709        541,444         481,165         408,430         117.8%
   Property and liability insurance       883,644         44,630          22,682         861,696          2.6%
                                     ------------     ----------     ----------      ----------
      Total premiums               $    1,765,272   $    637,559   $    513,109   $    1,640,822          31.3%
                                     ============     ==========     ==========      ===========



2001
 Life insurance in force           $   53,502,696   $ 14,819,652   $    910,942   $   39,593,986          2.3%
                                     ------------     ----------     ----------      ----------
 Premiums:
   Life insurance                         415,149         67,021         11,248          359,376          3.1%
   Accident and health insurance          419,377        411,748        407,495          415,124         98.2%
   Property and liability insurance       702,406         50,683         15,100          666,823          2.3%
                                     ------------     ----------     ----------      ----------
      Total premiums               $    1,536,932   $    529,452   $    433,843   $    1,441,323         30.1%
                                     ============     ==========     ==========      ===========


2000
 Life insurance in force           $   47,902,590   $ 12,573,404   $    873,996   $   36,203,182          2.4%
                                     ------------     ----------     ----------      ----------
 Premiums:
   Life insurance                         405,161         61,820         13,603          356,944          3.8%
   Accident and health insurance          435,354        267,238        236,857          404,973         58.5%
   Property and liability insurance       457,480         40,448          9,754          426,786          2.3%
                                     ------------     ----------     ----------      ----------
      Total premiums               $    1,297,995   $    369,506   $    260,214   $    1,188,703         21.9%
                                     ============     ==========     ==========      ===========

American National Insurance Company and Subsidiaries

SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS
           (IN THOUSANDS)


                                                                    Deductions - Describe
                                                                    ------------------------------
                                         Balance at    Additions        Amounts                       Balance at
                                        Beginning of   Charged to   Written off Due     Amounts        End of
Description                                Period       Expense     to Disposal  (a) Commuted  (b)     Period
--------------------------------       -------------  -----------  ----------------  -------------   ------------

2002
Investment valuation allowances:
  Mortgage loans on real estate        $     15,995  $            $       2,446     $       1,591   $   11,958
  Investment real estate                     17,193               $       2,190     $        ----       15,003
  Investment in unconsolidated
    affiliates                               10,053         ----           ----              ----        7,955
  Other assets                                2,124         ----           ----             2,098        2,124
--------------------------------       -------------  -----------  ----------------  -------------   ------------
       Total                           $     45,365   $       0    $      4,636      $      3,689   $   37,040
                                       =============  ===========  ================  =============   ============

2001
Investment valuation allowances:
  Mortgage loans on real estate        $     12,512   $      ----  $            18  $       (3,501)  $  15,995
  Investment real estate                     14,691          ----  $        (2,502) $         ----      17,193
  Investment in unconsolidated
    affiliates                                3,427          ----              ----         (6,626)     10,053
  Other assets                                2,724          ----              600            ---        2,124
--------------------------------       -------------  -----------  ----------------  -------------   ------------
       Total                           $     33,354   $        0   $        (1,884) $      (10,127)  $  45,365
                                       =============  ===========  ================  =============   ============

2000
Investment valuation allowances:
  Mortgage loans on real estate        $     20,211   $     ----   $         7,214  $          485   $  12,512
  Investment real estate                     14,725        1,711   $         1,745  $         ----      14,691
  Investment in unconsolidated
    affiliates                                3,305          122              ----            ----       3,427
  Other assets                                3,502        1,022             1,800            ----       2,724
--------------------------------       -------------  -----------  ----------------  -------------   ------------
       Total                           $     46,086   $    2,855   $        10,759  $          485   $  33,354
                                       =============  ===========  ================  =============   ============


(a) Amounts written off due to disposal represent reductions or (additions) in the balance due to sales, transfers or other disposals of the asset with which the allowance is associated.
(b) Amounts commuted represent reductions in the allowance balance due to changes in requirements or investment conditions.

PART C ITEM AND CAPTION

Items 24.  Financial Statements and Exhibits.

     (a)  Financial Statements  FINANCIAL STATEMENTS and FINANCIAL STATEMENT
                                SCHEDULES sections of Statement of Additional Information

     (b)  Exhibits

     Exhibit "1" -              Copy of the resolutions of the Board of
                                Directors of the Depositor authorizing the establishment of the Registrant (previously filed on April 26, 1996 in Registrant's Post-
                                Effective Amendment No. 6)

     Exhibit "2" -              Not applicable

     Exhibit "3" -              Distribution and Administrative Services
                                Agreement (previously filed on April 26, 1996 in
                                Registrant's Post-Effective Amendment No. 6)

     Exhibit "4" -              Form of each variable annuity contract
                                (previously filed on April 26, 1996 in
                                Registrant's Post-Effective Amendment No. 6)

     Exhibit "5" -              Form of application used with any variable
                                annuity contract (previously filed on April 26, 1996 in Registrant's Post-Effective Amendment
                                No. 6)

     Exhibit "6a" -             Copy of the Articles of Incorporation of the
                                Depositor (previously filed on April 26, 1996 in
                                Registrant's Post-Effective Amendment No. 6)

     Exhibit "6b" -             Copy of the By-laws of the Depositor
                                (previously filed on April 26, 1996 in
                                Registrant's Post-Effective Amendment No. 6)

     Exhibit "7" -              Reinsurance Contracts

     Exhibit "8a"               Form of American National Investment Account,
                                Inc. Participation Agreement (previously filed on April 26, 1996 in Registrant's Post-Effective
                                Amendment No. 6)

     Exhibit "8b"               Form of Fidelity Investments' Variable Insurance
                                Products Fund Participation Agreement
                                (previously filed on April 26, 1996 in
                                Registrant's Post-Effective Amendment No. 6)

     Exhibit "8c"             Form of Variable Insurance Products Fund II
                              Participation Agreement (previously filed on April
                              26, 1996 in Registrant's Post-Effective Amendment
                              No. 6)

     Exhibit "8d"             Form of T. Rowe Price Participation Agreement
                              (previously filed on April 30, 1999 in
                              Registrant's Post-Effective Amendment No. 6)

     Exhibit "9" -            An opinion of counsel and consent to its use as to
                              the legality of the securities being registered, indicating whether they will be legally issued and will represent binding obligations of the depositor

     Exhibit "10" -          Consent of independent accountants for KPMG LLP

     Exhibit "11" -           Not applicable

     Exhibit "12" -           Not applicable

     Exhibit "13" -           Not Applicable

     Exhibit "14" -           Control chart of Depositor previously filed on
 April 26, 1996 in
                                Registrant's Post-Effective Amendment No. 6)

ITEM 28..DIRECTORS AND OFFICERS OF DEPOSITOR.
                                   -------

                                    Directors

Name                                                 Business Address

-------------------------------------------------------------------------------

G. Richard Ferdinandtsen        American National Insurance Company
                                One Moody Plaza
                                Galveston, Texas 77550

Irwin M. Herz, Jr.              Greer, Herz & Adams, L.L.P.
                                One Moody Plaza, 18th Floor
                                Galveston, Texas 77550

R. Eugene Lucas                 Gal-Tex Hotel Corporation
                                2302 Postoffice, Suite 504
                                Galveston, Texas 77550

E. Douglas McLeod               The Moody Foundation
                                2302 Postoffice, Suite 704
                                Galveston, Texas 77550

Frances Anne Moody              The Moody Foundation
                                Highland Park Place
                                4515 Cole Avenue LB 34, Suite 500
                                Dallas, Texas 75205

Robert L. Moody                 2302 Postoffice, Suite 702
                                Galveston, Texas 77550

Russell S. Moody                American National Insurance Company
                                One Moody Plaza
                                Galveston, Texas 77550

W. L. Moody, IV                 2302 Postoffice, Suite 502
                                Galveston, Texas 77550

James D. Yarbrough              Galveston County Judge
                                722 Moody
                                Galveston, Texas 77550

                                    Officers

The principal business address of the officers, unless indicated otherwise in the "Directors" section, or unless indicated by an asterisk (*), is American National Insurance Company, One Moody Plaza, Galveston, Texas 77550. Those officers with an asterisk by their names have a principal business address of 2450 South Shore Boulevard, League City, Texas 77573.

Name              .........         Office
----                                ------
R. L. Moody                     Chairman of the Board and Chief Executive
 Officer
G. R. Ferdinandtsen             President, Chief Operating Officer
D. A. Behrens                   Executive Vice President, Independent Marketing
R. A. Fruend                    Executive Vice President, Director of Multiple
Line Special Markets
B. J. Garrison                  Executive Vice President, Director of Home
Service Division
M. W. McCroskey *               Executive Vice President, Investments and
Treasurer
G. V. Ostergren                 Executive Vice President, Director of
Multiple Line
J. E. Pozzi                     Executive Vice President, Corporate Planning
R. J. Welch                     Executive Vice President and Chief Actuary
C. H. Addison                   Senior Vice President, Systems Planning and
Computing
A. L. Amato, Jr.                Senior Vice President, Life Policy
 Administration
G. C. Langley                   Senior Vice President, Human Resources
S. E. Pavlicek                  Senior Vice President and Controller
S. H. Schouweiler               Senior Vice President, Health Insurance
 Operations
J. R. Thomason                  Senior Vice President, Credit Insurance Services
G. W. Tolman                    Senior Vice President, Corporate Affairs
J. M. Flippin                   Secretary
J. Antkowiak                    Vice President, Director, Computing Division
P. Barber                       Vice President, Human Resources
S. F. Brast *                   Vice President, Real Estate Investments
D. D. Brichler *                Vice President, Mortgage Loan Production
F. V. Broll, Jr.                Vice President and Actuary
W. F. Carlton                   Vice President and Assistant Controller,
Financial Reports
J. A. Collura                   Vice President, Marketing and Management
Development
R. T. Crawford                  Vice President and Assistant Controller,
General Accounting
G. C. Crume                     Vice President, Brokerage Sales
D. A. Culp                      Vice President, Financial Institution
G. D. Dixon                     Vice President, Stocks
S. L. Dobbe                     Vice President, Broker Dealer Marketing
D. S. Fuentes                   Vice President, Health Claims
F. J. Gerren                    Vice President, Payroll Deduction
B. S. Gerwel                    Vice President, Agency Automation
J. F. Grant, Jr.                Vice President, Group Actuary
R. D. Hemme                     Vice President and Actuary
M. E. Hogan                     Vice President, Credit Insurance Operations
C. J. Jones                     Vice President, Health Underwriting/
New Business
D. D. Judy                      Vice President, Financial Marketing
Dr. H. B. Kelso, Jr.            Vice President and Medical Director
G. W. Kirkham                   Vice President, Director of Planning and Support
G. A. Macke                     Vice President, General Auditor
G. W. Marchand                  Vice President, Life Underwriting
D. N. McDaniel                  Vice President, Home Service Administration
M. M. Mitchell                  Vice President, Director of Life/Annuity Systems
J. W. Pangburn                  Vice President, Credit Insurance/Special Markets
E. B. Pavelka                   Vice President, Life Policy Administration
R. A. Price                     Vice President, Director of Training and Market
 Development
R. C. Price                     Vice President, Multiple Line Chief Life
Marketing Officer
J. T. Smith                     Vice President, Pension Sales
G. A. Sparks                    Vice President, Chief Administrative Officer for
 Multiple Line
J. P. Stelling                  Vice President, Group/Health Compliance
K. M. Wainscott                 Vice President, Alternative Distribution
W. H. Watson, III               Vice President, Chief Health Actuary
M. L. Waugh, Jr.                Vice President, Life Claims
G. W. Williamson                Vice President, Asst. Director, Home Service
Division
J. L. Broadhurst                Asst. Vice President, Director Individual
Health/Group Systems
J. J. Cantu                     Asst. Vice President and Illustration Actuary
J. W. Cucco                     Asst. Vice President, Advanced Life Sales
N. M. Day                       Asst. Vice President, Pension Administration
J. D. Ferguson                  Asst. Vice President, Creative Services
D. N. Fullilove                 Asst. Vice President, Director, Agents
Employment
B. J. Huerta                    Asst. Vice President, Dir. of App. Dev.-
Financial and Admin. Systems
K. J. Juneau                    Asst. Vice President, Advisory Systems Engineer
C. A. Kratz                     Asst. Vice President, Human Resources
D. L. Leining                   Asst. Vice President, Life Underwriting
B. W. Manning                   Asst. Vice President, General Manager Life
 Claims
R. G. McCrary                   Asst. Vice President, Application Development
Division
J. B. McEniry                   Asst. Vice President, Director of
Telecommunications
M. S. Nimmons                   Asst. Vice President, Associate General Auditor,
 Home Office
R. J. Ostermayer                Asst. Vice President, Director of Group
Quality Assurance
M. C. Paetz                     Asst. Vice President, Group and MGA Operations
J. L. Regini                    Asst. Vice President, Corporate Compliance
R. E. Pittman, Jr.              Asst. Vice President, Director of Marketing/
Career Development
S. B. Saunders                  Asst. Vice President, Real Estate Services
G. A. Schillaci                 Asst. Vice President and Actuary
M. J. Soler                     Asst. Vice President, HIPAA Privacy Officer
C. E. Tipton                    Asst. Vice President and Assistant Actuary
D. G. Trevino, Jr.              Asst. Vice President, Director,
Computing Services
J. A. Tyra                      Asst. Vice President, Life Insurance Systems
J. O. Norton                    Actuary
R. M. Williams                  Life Product Actuary
J. E. Cernosek                  Assistant Secretary
V. J. Krc                       Assistant Treasurer

            ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT
            -------
The Registrant, American National Variable Life Separate Account, is a separate account of American National Insurance Company, a Texas insurance company. The Libbie Shearn Moody Trust owns approximately 37.46% of the outstanding stock of American National Insurance Company. The Moody Foundation, which has a 75% contingent remainder interest in the Libbie Shearn Moody Trust, owns approximately 23.6% of the outstanding stock of American National Insurance Company.

The Trustees of The Moody Foundation are Mrs. Frances Moody Newman, Robert L. Moody and Ross Rankin Moody. Robert L. Moody is a life income beneficiary of the Libbie Shearn Moody Trust and Chairman of the Board, Director and Chief Executive Officer of American National Insurance Company. Robert L. Moody has assigned his interest in the Libbie Shearn Moody Trust to National Western Life Insurance Company, a Colorado insurance company of which he is also Chairman of the Board, a Director and controlling shareholder.

The Moody National Bank of Galveston is the trustee of the Libbie Shearn Moody Trust and various other trusts which, in the aggregate, own approximately 46.6% of the outstanding stock of American National Insurance Company. Moody Bank Holding Company, Inc. owns approximately 97% of the outstanding shares of The Moody National Bank of Galveston. Moody Bank Holding Company, Inc. is a wholly owned subsidiary of Moody Bancshares, Inc. The Three R Trusts, trusts created by Robert L. Moody for the benefit of his children, are controlling stockholders of Moody Bancshares, Inc.

The Moody Foundation owns 33.0% and the Libbie Shearn Moody Trust owns 51.0% of the outstanding stock of Gal-Tex Hotel Corporation, a Texas corporation. Gal-Tex Hotel Corporation has the following wholly-owned subsidiaries, listed in alphabetical order:

         Gal-Tenn Hotel Corporation                        LHH Hospitality, Inc.
         Gal-Tex Management Company                  1859 Historic Hotels, Ltd.
         Gal-Tex Woodstock, Inc.                          1859 Beverage Company
         Gal-Tex Hospitality Corporation
         Gal-Tex Management Hospitality Company

American National owns a direct or indirect interest in the following entities, listed in alphabetical order:

Entity:  Alternative Benefit Management, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: ANTAC, Inc. owns all of the outstanding common stock.
-----------------------------------

Entity:  American Hampden Joint Venture
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: American National Insurance Company owns a 98% interest.
-----------------------------------

Entity: American National County Mutual Insurance Company
Entity Form: a Texas insurance company
Ownership or Other Basis of Control: Managed by American National Insurance Company.
-----------------------------------

Entity:  American National de Mexico Compania de Seguras de Vida, S.A. de C.V.
------
Entity Form: a Mexico insurance company
-----------
Ownership or Other Basis of Control: ANMEX International, Inc. owns 99.9%, and ANMEX International Services, Inc.
-----------------------------------
owns 0.10%.

Entity: American National of Delaware Corporation
Entity Form: a Delaware corporation (inactive)
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  American National Financial Corporation
Entity Form: a Texas corporation (inactive)
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.
-----------------------------------

Entity:  American National Financial Corporation (Delaware)
------
Entity Form: a Delaware corporation (inactive)
-----------
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  American National Financial Corporation (Nevada)
------
Entity Form: a Nevada corporation (inactive)
-----------
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  American National General Insurance Company
Entity Form: a Missouri insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Property and Casualty Company.
-----------------------------------

Entity:  American National Insurance Service Company
Entity Form: a Missouri corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.
-----------------------------------

Entity: American National Investment Accounts, Inc.
------
Entity Form: a Maryland corporation - registered investment company
-----------
Ownership or Other Basis of Control: Investment Advisory Agreement with Securities Management and Research, Inc.
-----------------------------------
Also, American National Insurance Company and Securities Management and Research, Inc. own stock of the Company.

Entity: American National Life Holdings, Inc.
Entity Form: a Nevada Corporation
Ownership or Other Basis of Control: American National Insurance Company
owns all outstanding common stock;
-----------------------------------
Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

Entity:  American National Life Insurance Company of Texas
Entity Form: a Texas insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Life Holdings, Inc.
-----------------------------------

Entity: American National Lloyds Insurance Company
Entity Form: a Texas corporation
Ownership or Other Basis for Control: Managed by ANPAC Lloyds Insurance Management, Inc.
------------------------------------

Entity:  American National Promotora de Ventas, S.A. de C.V.
------
Entity Form: a Mexico marketing company
-----------
Ownership or Other Basis of Control: ANMEX International, Inc. owns 99.9%, and ANMEX International Services, Inc.
-----------------------------------
owns 0.10%.

Entity:  American National Property and Casualty Company
Entity Form: a Missouri insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Property and Casualty Holding
-----------------------------------
Company, LLC.

Entity: American National Property and Casualty Holding Company, LLC
------
Entity Form: a Nevada Limited Liability Company
-----------
Ownership or Other Basis of Control: American National Insurance Company owns a 94% interest; Comprehensive
-----------------------------------
Investment Services, Inc. owns a 6% interest.

Entity:  American National Reinsurance Company
Entity Form: a Nevis corporation
Ownership or Other Basis of Control: 60% owned by American National Insurance
 Company.
-----------------------------------

Entity:  AN/WRI Partnership, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: Eagle AN, L. P. owns an 80% limited partnership interest.
-----------------------------------

Entity:  ANDV 97, Inc.
Entity Form: a Texas company
Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.
-----------------------------------

Entity:  ANIND TX, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis of Control: ANDV 97, Inc. owns 100%.
-----------------------------------

Entity:  ANMEX International, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  ANMEX International Services, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  ANPAC General Agency of Texas
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Property and Casualty Company.
-----------------------------------

Entity: ANPAC Lloyds Insurance Management, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis for Control: Wholly owned subsidiary of American National Property and Casualty Company.
------------------------------------

Entity:  ANPAC Louisiana Insurance Company
Entity Form: a Louisiana corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.
-----------------------------------

Entity:  ANREM Corporation
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of Securities
 Management and Research, Inc.
-----------------------------------

Entity:  ANTAC, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  Beechwood Business Park Joint Venture.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANDV 97, Inc. owns a 50% limited partnership interest.
-----------------------------------

Entity:  Comprehensive Investment Services, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  Eagle 99, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.
-----------------------------------

Entity:  Eagle AN, L. P.
------
Entity Form: a Texas limited partnership
-----------
Ownership or Other Basis of Control: Eagle 99, Inc. owns a 99% limited partnership interest, and ANIND TX, Inc.
-----------------------------------
owns a 1% general partnership interest.

Entity:  Eagle Ind., L. P.
------
Entity Form: a Texas limited partnership
-----------
Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest,
-----------------------------------
and ANIND TX, Inc. owns a 1% general partnership interest.

Entity:  Eagle/WHTV, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANIND TX, Inc. owns a 50% limited partnership interest.
-----------------------------------

Entity:  Farm Family Casualty Insurance Company
Entity Form: a New York insurance company
Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.
-----------------------------------

Entity:  Farm Family Financial Services, Inc.
Entity Form: a New York corporation
Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.
-----------------------------------

Entity:  Farm Family Holdings, Inc.
Entity Form: a Delaware corporation
Ownership or Other Basis of Control: 0.7% owned by Comprehensive Investment Services, Inc.; 94.3% owned by
-----------------------------------
American National Holdings, LLC; 5% owned by TMNY Investments, LLC.

Entity:  Farm Family Life Insurance Company
Entity Form: a New York insurance company
Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.
-----------------------------------

Entity:  Garden State Life Insurance Company
Entity Form: a Texas insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.
-----------------------------------

Entity:  Harbour Title Company
Entity Form: a Texas corporation
Ownership or Other Basis of Control: South Shore Harbour Development, Ltd. owns
 50% of the outstanding stock.
-----------------------------------

Entity:  Hicks, Muse, Tate & Furst Equity Fund III, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Hicks, Muse, Tate & Furst Equity Fund IV, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  I-10 Westview Partnership
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANDV 97, Inc. owns a 50% interest.
-----------------------------------

Entity:  IAH 97 Joint Venture
Entity Form: a Texas general partnership
Ownership or Other Basis of Control: ANDV 97, Inc. has a 50% interest.
-----------------------------------

Entity:  Kearns Building Joint Venture
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: American National owns a 85% interest.
-----------------------------------

Entity:  Lincolnshire Equity Fund, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Lincolnshire Equity Fund II, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Loudin Medical L.L.C. #1
------
Entity Form: a Maryland limited liability company
-----------
Ownership or Other Basis of Control: ANIND TX, Inc. owns a 50% interest.
-----------------------------------

Entity:  Pacific Property and Casualty Company
Entity Form: a California corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.
-----------------------------------

Entity:  Panther Creek Limited Partnership
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a
 99% limited partnership interest.
-----------------------------------

Entity:  PCO Corporate Drive Limited Partnership
Entity Form: a North Carolina limited partnership
Ownership or Other Basis of Control: Eagle AN, L.P. owns a 1% interest.
-----------------------------------

Entity:  Preston 121 Partners, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANIND TX, Inc. owns a 50% limited partnership interest.
-----------------------------------

Entity:  R.A.A.B. of W. Va., Inc.
------
Entity Form: a West Virginia corporation
-----------
Ownership or Other Basis of Control: 100% owned by Rural Agency and Brokerage,
 Inc.
-----------------------------------

Entity:  Rural Agency and Brokerage, Inc.
Entity Form: a New York corporation
Ownership or Other Basis of Control: 100% owned by Farm Family Casualty Insurance Company.
-----------------------------------

Entity:  Rural Insurance Agency and Brokerage of Massachusetts, Inc.
------
Entity Form: a Massachusetts corporation
-----------
Ownership or Other Basis of Control: 100% owned by Rural Agency and Brokerage, Inc.
-----------------------------------

Entity:  Rural Agency and Brokerage of New Hampshire, Inc.
Entity Form: a New Hampshire corporation
Ownership or Other Basis of Control: 25% owned by Rural Agency and Brokerage,
Inc.
-----------------------------------

Entity:  Rutledge Partners, L.P.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a 32% interest.
-----------------------------------

Entity: Securities Management and Research, Inc.
Entity Form: a Florida corporation - a registered broker-dealer and investment adviser
-----------
Ownership or Other Basis of Control: Wholly-owned subsidiary of American
 National Insurance Company.
-----------------------------------

Entity:  Servicios de Administracion American National, S.A. de C.V.
------
Entity Form: a Mexico administrative services company
-----------
Ownership or Other Basis of Control: ANMEX International Services, Inc. owns
 99.9%, ANMEX International, Inc.
-----------------------------------
owns 0.10%.

Entity: SM&R Investments, Inc.
Entity Form: a Maryland corporation
Ownership or Other Basis of Control: Investment Advisory Agreement with Securities Management and Research, Inc.
-----------------------------------

Entity:  South Shore Harbour Development, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANTAC, Inc. owns a 95% limited partnership interest. ANREM Corp. owns a 5%
-----------------------------------
general partnership interest.

Entity:  Standard Life and Accident Insurance Company
Entity Form: an Oklahoma insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.
-----------------------------------

Entity:  Starvest Partners, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  TCV IV, L.P.
------
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Third and Catalina, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a 49% limited partnership interest.
-----------------------------------

Entity:  Thomas Weisel Capital Partners, L.P.
Entity Form: a limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Timbermill, Ltd.
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest.
-----------------------------------

Entity:  TMNY Investments, LLC
------
Entity Form: a Texas limited liability company
-----------
Ownership or Other Basis of Control: American National Insurance Company owns approximately 17%; American National Property and Casualty Company owns approximately17%; approximately 66% owned by employees.

Entity:  Town and Country Joint Venture
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: ANDV 97, Inc. owns a 50% limited partnership interest.
-----------------------------------

Entity:  United Farm Family Insurance Company
Entity Form: a New York insurance company
Ownership or Other Basis of Control: 100% owned by Farm Family Life Insurance Company.
-----------------------------------

                            ITEM 30. INDEMNIFICATION

The following provision is in the Distribution and Administrative Services
Agreement:

         "American National agrees to indemnify SM&R for any liability that SM&R may incur to a Contractowner or party-in-interest under a Policy (i) arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Policy; provided, however, that American National will not indemnify SM&R for any such liability that results from the willful misfeasance, bad faith or gross negligence of SM&R, or from the reckless disregard, by SM&R, of its duties and obligations arising under this Agreement."

The officers and directors of American National are indemnified by American National in the American National By-Laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the variable annuity sales of American National

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                         ITEM 31. PRINCIPAL UNDERWRITERS

 (a) Securities Management and Research, Inc. serves as investment adviser to
(i) SM&R Investments, Inc. consisting of SM&R Alger Technology Fund, SM&R Alger Aggressive Growth Fund, SM&R Alger Small-Cap Fund, SM&R Alger Growth Fund, SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund, SM&R Government Bond Fund, SM&R Tax Free Fund, SM&R Money Market Fund, and SM&R Primary Fund; and
(ii) American National Investment Accounts, Inc. Securities Management and Research, Inc. also serves as principal underwriter to the American National Variable Annuity Separate Account.

(b) The Registrant's principal underwriter is Securities Management and Research, Inc. The following are the officers and directors of Securities Management and Research, Inc.



Name                                Position                           Principal Business Address

-------------------------------------------------------------------------------------------------------------------
David A. Behrens                    Director                           American National Insurance Company
                                                                       One Moody Plaza
                                                                       Galveston, Texas 77550

Gordon D. Dixon                     Director,                          Securities Management and Research, Inc.
                                    Senior Vice President,             2450 South Shore Boulevard
                                    Chief Investment Officer           League City, Texas 77573

G.                                                                     Richard
                                                                       Ferdinandtsen
                                                                       Director
                                                                       American
                                                                       National
                                                                       Insurance
                                                                       Company
                                                                       One Moody
                                                                       Plaza
                                                                       Galveston,
                                                                       Texas
                                                                       77550

R. Eugene Lucas                     Director                           Gal-Tex Hotel Corporation
                                                                       2302 Postoffice Street, Suite 504
                                                                       Galveston, Texas 77550

Michael W. McCroskey                Director, President,               Securities Management and Research, Inc.
                                    Chief Executive Officer            2450 South Shore Boulevard
                                                                       League City, Texas 77573

Ronald J. Welch                     Director                           American National Insurance Company
                                                                       One Moody Plaza
                                                                       Galveston, Texas 77550

Teresa E. Axelson                   Vice President, Secretary,         Securities Management and Research, Inc.
                                    Chief Compliance Officer           2450 South Shore Boulevard
                                                                       League City, Texas 77573

Brenda T. Koelemay                  Vice President, Treasurer,         Securities Management and Research, Inc.
                                    Chief Administrative               2450 South Shore Boulevard
                                    and Financial Officer              League City, Texas 77573

T.                                  Brett Harrington Vice President, Securities
                                    Management and Research, Inc. Fund Marketing
                                    2450 South Shore Boulevard
                                                                       League City, Texas 77573

Ronald C. Price                     Vice President                     Securities Management and Research, Inc.
                                                                       2450 South Shore Boulevard
                                                                       League City, Texas 77573

Emerson V. Unger                    Vice President, Marketing          Securities Management and Research, Inc.
                                                                       2450 South Shore Boulevard
                                                                       League City, Texas 77573

Vicki R. Douglas                    Assistant Vice President           Securities Management and Research, Inc.
                                                                       2450 South Shore Boulevard
                                                                       League City, Texas 77573

Steven Douglas Geib                 Assistant Vice President           Securities Management and Research, Inc.
                                                                       2450 South Shore Boulevard
                                                                       League City, Texas 77573

Sally F. Praker                     Assistant Vice President           Securities Management and Research, Inc.
                                                                       2450 South Shore Boulevard
                                                                       League City, Texas 77573

Michele S. Lord                     Assistant Secretary                Securities Management and Research, Inc.
                                                                       2450 South Shore Boulevard
                                                                       League City, Texas 77573

(c) Not Applicable

                    ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained at the offices of American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

                  ITEM 33. MANAGEMENT SERVICES - Not Applicable

                           ITEM 34. FEE REPRESENTATION

American National Insurance Company hereby represents that the fees and charges deducted under the contracts described in this pre-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by American National Insurance Company.

         Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registrations statement to be signed on its behalf by the undersigned, duly authorized in the
City of Galveston and the State of Texas on the 30th  day of April, 2003.

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                            (Registrant)

                                   By:      American National Insurance Company

                                           By:__/s/ Robert L. Moody
                                                  Robert L. Moody,
                                                Chairman of the Board, President
                                                    and Chief Executive Officer

                                                     AMERICAN NATIONAL INSURANCE
                                     COMPANY
                                                     (Depositor)

                                      By:/s/ Robert L. Moody
                                         Robert L. Moody, Chairman of the Board,
                                           President and Chief Executive Officer

attest:
/s/ J. Mark Flippim
--------------------------------
J. Mark Flippin, Secretary

         As required by the Securities Act of 1933, this amended registration statement has been signed by the following persons in their capacities and on the dates indicated:

Signature                                     Title                         Date


/s/ Michael W. McCroskey                  Executive Vice President      4/30/03
Michael W. McCroskey                    Investments (Principal Financial
                                                 Officer)
                                        Senior Vice President
/s/Stephen E. Pavlicek                         and
Stephen E. Pavlicek            Controller (Principal Accounting Officer) 4/30/03

Signature                                   Title                           Date


                                         Chairman of the Board,          4/30/03
/s/Robert L. Moody
Robert L. Moody                     Director, President and Chief
                                            Executive Officer

                                                Director
/s/ G. Richard Ferdinandsten                                             4/30/03
G. Richard Ferdinandtsen


/s/ Buddy Herz, Jr                              Director                4/30/03
Edwin M. Herz, Jr.


/s/Eugene Lucas                                 Director                 4/30/03
Eugene Lucas


/s/ E. Douglas McLeod                                                   4/30/03
E. Douglas McLeod


________________________                        Director
Frances Anne Moody


________________________                        Director
Russell. Moody


                                                Director

W. L. Moody, IV


________________________                        Director
James D. Yarbrough

                                   Law Offices
                           Greer, Herz & Adams, L.L.P.

                   a registered limited liability partnership
                       including professional corporations

                                 One Moody Plaza
                             Galveston, Texas 77550

                            Galveston (409) 765-5525
                             Houston (713) 480-5278
                            Telecopier (409) 766-6424

                                 April 30, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Judicial Plaza
Washington, D.C.  20549


         RE:      American National Variable Annuity Separate Account
("Separate Account") Post-Effective
                  Amendment No. 14 to Form N-4; File No. 33-60442; Opinion
and Consent of
                  Counsel

Gentlemen:

         We are counsel to American National Insurance Company ("ANICO"), the depositor of the Separate Account. As such, we participated in the formation of the Separate Account and the registration of such separate account with the Securities and Exchange Commission. Accordingly, we are familiar with the corporate records, certificates, and consents of officers of ANICO as we have deemed necessary or appropriate for the purpose of this opinion.

         Based upon the foregoing, and our consideration of such other matters of fact and questions of law as we have deemed necessary and proper in the circumstances, we are of the opinion that:

         1. ANICO is a duly organized and existing corporation under the laws of the State of Texas and that its principal business is to be an insurer.

         2. The Separate Account is a duly organized and existing separate account of ANICO under the laws of the State of Texas and is registered as a unit investment trust under the Investment Company Act of 1940.

         3. The Variable Annuity Contracts registered by this Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 (File No. 33-60442) will, upon issuance thereof, be validly authorized and issued.

         We hereby consent to the use of our opinion of counsel in the Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 33-60442) filed on behalf of the Separate Account. We further consent to the statements made regarding us and to the use of our name under the caption "Legal Matters" in the prospectuses constituting a part of such Post-Effective Amendment No. 14 to such Registration Statement.

                                                              Yours very truly,

                                                     GREER, HERZ & ADAMS, L.L.P.



                                                            Gregory S. Garrison
                                                         ------------------
                                                             Gregory S. Garrison